As filed with the Securities and Exchange Commission on February 14, 2005	Registration No. 33-75996* Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 31 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on February 14, 2005 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

PARTS A AND B

The Prospectus and the Statement of Additional Information, each dated May 1, 2004 as amended, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 31 by reference to Registrant's filing under: Rule 485(b), as filed on April 15, 2004 and declared effective on May 1, 2004 and Rule 497(e) on August 4, 2004, August 18, 2004, October 29, 2004 and November 3, 2004 (File No. 33-75996).

A supplement to the Prospectus and a supplement to the Statement of Additional Information, each dated February 14, 2005, are included in Parts A and B, respectively, of this Post-Effective Amendment.

ING Life Insurance and Annuity Company
Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation

Supplement dated February 14, 2005 to the
Contract Prospectus and Contract Prospectus Summary, each dated May 1, 2004, as supplemented on August 4, 2004, August 18, 2004, October 29, 2004
and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Contract Prospectus Summary. You should read this Supplement along with the current Contract Prospectus and Contract Prospectus Summary.

1.	Effective February 14, 2005, the following new investment options may be available under your contract.

ING American Century Select Portfolio (Initial Class)*
ING Oppenheimer Global Portfolio (Initial Class)*
ING Oppenheimer Strategic Income Portfolio (Initial Class)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)*
ING Van Kampen Equity and Income Portfolio (Initial Class)*

* If Initial Class shares of this Portfolio are added as an investment option under your contract or plan, Service Class shares of the same Portfolio will no longer be available as of the date the Initial Class shares are added.

2.

The minimum and maximum total fund operating expenses shown in the Contract Prospectus will not change with the addition of the funds in Item 1 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus and Contract Prospectus Summary.

3.

The following adds information about the new funds to the Fund Expense Table beginning on page 7 of the Contract Prospectus.

In addition, effective January 1, 2005, the information for ING VP Natural Resources Trust appearing in the Fund Expense Table is deleted and replaced with the following information for ING VP Natural Resources Trust to reflect changes in fund fees and expenses effective January 1, 2005.

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING American Century Select Portfolio (Initial Class) (26)(27)	0.64%	--	0.02%	0.66%	--	0.66%
ING Oppenheimer Global Portfolio (Initial Class) (27)	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Initial Class) (28)	0.50%	--	0.04%	0.54%	--	0.54%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) (26)(27)	0.64%	--	0.02%	0.66%	--	0.66%
ING Van Kampen Equity and Income Portfolio (Initial Class)(26)(27)	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Natural Resources Trust(29)	1.00%	--	0.61%	1.61%	0.43%	1.18%

X.75996-04B C05-0141-015R (02/05)	Page 1 of 5	February 2005

4.	The Footnotes to "Fund Expense Table" beginning on page 10 of the Contract Prospectus are amended by deleting footnotes (30) and (31) and by adding the following footnotes:
(26)

Effective December 1, 2004, Management (Advisory) Fees have been restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.

(27)

Effective December 1, 2004, the administrative fees included in Other Expenses have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

	(28)	The fees and expenses shown are based on estimated expenses for the current fiscal year.
(29)

ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC, adjusted for contractual changes, if any, is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limit is 2.50%. The expense limit will continue through at least May 1, 2006. In addition, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC has lowered the expense limit for ING VP Natural Resources Trust to 1.18% through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. For further information regarding the Fund's fees and expenses see the Fund's prospectus.

5.	The following replaces the paragraph labeled "Limits Imposed by the Underlying Fund" in the Investment Options section in the Contract Prospectus.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

6.

The following replaces the paragraphs under "Limits on Frequent or Disruptive Transfers" and "Limits Imposed by the Funds" in the Transfers section in the Contract Prospectus and in section "4. Investment Options" of the Contract Prospectus Summary.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders and participants. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

X.75996-04B C05-0141-015R (02/05)	Page 2 of 5	February 2005

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1. exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders or participants,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

X.75996-04B C05-0141-015R (02/05)	Page 3 of 5	February 2005

7.

The information for ING American Century Select Portfolio, ING Oppenheimer Global Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio appearing in Appendix IV - Fund Descriptions in the Contract Prospectus is amended by changing the share class to "(Initial Class)" in the Fund Name column for each Portfolio. In addition, the following information is added to Appendix IV - Fund Descriptions in the Contract Prospectus.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. -- ING Oppenheimer Strategic Income Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies; U.S. Government securities; and lower-grade high-yield securities of U.S. and foreign companies.

8.

Appendix V - Condensed Financial Information in the Contract Prospectus is amended by updating the tables to add (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the period ended September 30, 2004. For those subaccounts that commenced operations during the period ended September 30, 2004 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended September 30, 2004 the "Value at end of period" shown is the value at the last date of investment. The update to Appendix V - Condensed Financial Information is attached at the end of this supplement as Exhibit I.

9.	The following information is added to the Fund Expense Table on page 9 of the Contract Prospectus Summary.
	Column 1	Column 2	Column 3
	Maximum Subaccount Annual Expenses	Total Fund Annual Operating Expenses	Total Annual Expenses (Subaccount Plus Fund Expenses)
ING American Century Select Portfolio (Initial Class)	1.50%	0.66%	2.16%
ING Oppenheimer Global Portfolio (Initial Class)	1.50%	0.66%	2.16%
ING Oppenheimer Strategic Income Portfolio (Initial Class)	1.50%	0.54%	2.04%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	1.50%	0.66%	2.16%
ING Van Kampen Equity and Income Portfolio (Initial Class)	1.50%	0.57%	2.07%

X.75996-04B C05-0141-015R (02/05)	Page 4 of 5	February 2005

10.

The information for ING VP Natural Resources Trust appearing in the Fund Expense Table on page 9 of the Contract Prospectus Summary is deleted and replaced with the following to reflect changes in fund fees and expenses effective January 1, 2005.

	Column 1	Column 2	Column 3
	Maximum Total Subaccount Annual Expenses	Total Fund Annual Operating Expenses	Total Annual Expenses (Subaccount Plus Fund Expenses)
ING VP Natural Resources Trust (6)(8)	1.50%	1.61%	3.11%

11.	The following footnote is added to the Fund Expense Table on page 9 of the Contract Prospectus Summary.
(8)

Total Fund Annual Operating Expenses shown do not reflect contractual fee waivers or expense reimbursement arrangements. Had these fee waivers and/or expense reimbursements been taken into account, the annual expenses of the fund would have been 1.18%.

X.75996-04B C05-0141-015R (02/05)	Page 5 of 5	February 2005

Exhibit I CONDENSED FINANCIAL INFORMATION

TABLE I FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF: (Selected data for accumulation units outstanding as of September 30, 2004)

	0.75%	0.80%	0.95%	1.25%
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$8.97	$8.95		$8.76
Value at end of period	$8.64	$8.62		$8.41
Number of accumulation units outstanding at end of period	44,404	998		4,717
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.90	$7.88	$11.86	$7.72
Value at end of period	$7.97	$7.94	$11.94	$7.75
Number of accumulation units outstanding at end of period	94,569	1,268	721	46,777
AIM V.I. GROWTH FUND
Value at beginning of period	$5.60	$5.58	$12.59	$5.47
Value at end of period	$5.45	$5.43	$11.68	$5.30
Number of accumulation units outstanding at end of period	69,344	1,479	974	9,044
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period	$7.29	$7.28		$7.12
Value at end of period	$7.07	$7.05		$6.88
Number of accumulation units outstanding at end of period	70,986	1,439		6,586
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$21.15		$11.56	$20.34
Value at end of period	$21.51		$11.74	$20.61
Number of accumulation units outstanding at end of period	13,135		391	7,732
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$22.86	$12.74	$12.24	$21.98
Value at end of period	$24.04	$13.40	$12.85	$23.03
Number of accumulation units outstanding at end of period	885,150	55,192	33,411	535,706
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$20.16	$11.51	$12.13	$19.39
Value at end of period	$20.47	$11.68	$12.29	$19.60
Number of accumulation units outstanding at end of period	904,690	13,178	12,434	532,072
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.51	$10.56	$12.19	$16.83
Value at end of period	$16.59	$10.01	$11.54	$15.89
Number of accumulation units outstanding at end of period	682,059	19,872	6,338	409,688
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$14.00	$9.75	$12.04	$13.46
Value at end of period	$13.84	$9.63	$11.89	$13.26
Number of accumulation units outstanding at end of period	327,785	161	4,201	116,084
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$12.18	$12.17	$12.02	$12.04
Value at end of period	$13.39	$13.37	$13.19	$13.18
Number of accumulation units outstanding at end of period	112,125	30	3,698	45,930
ING AELTUS ENHANCED INDEX PORTFOLIO
Value at beginning of period	$10.20			$10.45
Value at end of period	$10.23			$10.10
Number of accumulation units outstanding at end of period	6,245			972
ING AMERICAN CENTURY SELECT PORTFOLIO
Value at beginning of period	$9.68	$9.67		$9.60
Value at end of period	$9.16	$9.14		$9.05
Number of accumulation units outstanding at end of period	35,848	1,504		6,480
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period	$10.91		$12.48	$10.81
Value at end of period	$11.71		$13.38	$11.57
Number of accumulation units outstanding at end of period	42,416		$12,662	15,003
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$11.54	$11.53	$12.79	$11.45
Value at end of period	$12.61	$12.59	$13.95	$12.46
Number of accumulation units outstanding at end of period	89,148	153	11,256	52,302

I - 1

Condensed Financial Information (continued)

	0.75%	0.80%	0.95%	1.25%
ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO
Value at beginning of period	$9.90	$9.90	$11.70	$9.82
Value at end of period	$9.76	$9.75	$11.51	$9.64
Number of accumulation units outstanding at end of period	24,226	872	652	3,144
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period	$20.30		$11.27	$19.52
Value at end of period	$21.08		$11.68	$20.19
Number of accumulation units outstanding at end of period	225,080		610	206,515
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.87		$13.32	$11.78
Value at end of period	$12.94		$14.50	$12.79
Number of accumulation units outstanding at end of period	88,678		15,713	28,312
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$10.09
Value at end of period	1,179
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$24.64		$11.86	$23.69
Value at end of period	$24.75		$11.89	$23.71
Number of accumulation units outstanding at end of period	134,724		287	184,183
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$11.33		$11.43	$11.29
Value at end of period	11.71		$11.67	$11.63
Number of accumulation units outstanding at end of period	59,337		7,042	27,944
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period	$10.83		$12.69	$10.73
Value at end of period	$11.25		$13.17	$11.11
Number of accumulation units outstanding at end of period	88,363		4,124	75,767
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$10.92			$10.83
Value at end of period	$10.94			$10.81
Number of accumulation units outstanding at end of period	59			491
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$11.10		$10.82	$11.01
Value at end of period	$11.38		$11.08	$11.25
Number of accumulation units outstanding at end of period	199,111		12,563	52,052
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$13.68	$7.48	$12.55	$13.15
Value at end of period	$13.76	$7.52	$12.60	$13.18
Number of accumulation units outstanding at end of period	291,349	4,500	5,957	344,502
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
Value at beginning of period	$10.73		$12.80	$10.64
Value at end of period	$10.65		$12.68	$10.52
Number of accumulation units outstanding at end of period	98,005		1,688	35,948
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
Value at beginning of period	$10.23		$12.14	$10.14
Value at end of period	$10.30		$12.21	$10.18
Number of accumulation units outstanding at end of period	14,972		533	19,985
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$10.53	$11.07	$13.05	$10.44
Value at end of period	$10.13	$10.12	$12.54	$10.01
Number of accumulation units outstanding at end of period	57,514	219	3,702	15,065
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$12.22			$12.17
Value at end of period	$12.78			$12.69
Number of accumulation units outstanding at end of period	84,011			40,940

I - 2

Condensed Financial Information (continued)

	0.75%	0.80%	0.95%	1.25%
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$19.55	$11.57	$12.68	$18.80
Value at end of period	$19.27	$11.39	$12.48	$18.45
Number of accumulation units outstanding at end of period	425,320	4,607	4,245	215,031
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$13.31			$12.79
Value at end of period	$13.71			$13.14
Number of accumulation units outstanding at end of period	180,547			271,263
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$10.73	$10.72	$12.38	$10.64
Value at end of period	$11.41	$11.40	$13.15	$11.27
Number of accumulation units outstanding at end of period	101,711	2,033	9,510	43,813
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$10.14			$10.05
Value at end of period	$10.34			$10.22
Number of accumulation units outstanding at end of period	8,158			2,149
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$24.72	$11.71	$11.54	$23.77
Value at end of period	$25.25	$11.95	$11.77	$24.19
Number of accumulation units outstanding at end of period	935,134	9,833	12	1,348,677
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$3.76	$3.76	$12.23	$3.70
Value at end of period	$3.23	$3.22	$10.48	$3.16
Number of accumulation units outstanding at end of period	520,753	3,650	223	270,362
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$19.63	$7.91	$11.38	$18.87
Value at end of period	$19.25	$7.75	$11.15	$18.44
Number of accumulation units outstanding at end of period	5,814,313	44,574	50,480	3,409,704
ING VP GROWTH PORTFOLIO
Value at beginning of period	$13.97	$8.70	$11.88	$13.51
Value at end of period	$13.41	$8.35	$11.39	$12.92
Number of accumulation units outstanding at end of period	378,907	1,084	228	49,726
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$17.61	$10.26	$11.86	$16.98
Value at end of period	$17.73	$10.33	$11.92	$17.03
Number of accumulation units outstanding at end of period	1,154,675	17,448	2,996	324,662
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.79	$17.49	$12.63	$16.32
Value at end of period	$17.42	$18.13	$13.09	$16.87
Number of accumulation units outstanding at end of period	725,587	31,060	7,708	135,083
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.54	$13.49	$12.66	$12.19
Value at end of period	$13.46	$14.48	$13.57	$13.04
Number of accumulation units outstanding at end of period	450,533	8,969	1,401	92,843
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.00	$13.60	$10.94	$18.27
Value at end of period	$19.58	$14.00	$11.26	$18.76
Number of accumulation units outstanding at end of period	1,090,456	393	6,321	1,063,173
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period	$8.39			$8.15
Value at end of period	$8.56			$8.29
Number of accumulation units outstanding at end of period	45,253			5,249
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.36	$10.35	$11.37	$10.23
Value at end of period	$10.70	$10.68	$11.72	$10.53
Number of accumulation units outstanding at end of period	138,985	2,703	4,244	55,051
ING VP MAGNACAP PORTFOLIO
Value at beginning of period	$8.91			$8.83
Value at end of period	$8.98			$8.88
Number of accumulation units outstanding at end of period	10,259			2,477

I - 3

Condensed Financial Information (continued)

	0.75%	0.80%	0.95%	1.25%
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$9.45	$9.44	$13.08	$9.33
Value at end of period	$9.21	$9.20	$12.20	$9.07
Number of accumulation units outstanding at end of period	47,213	3,580	1,280	6,283
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.46	$11.71	$10.02	$13.91
Value at end of period	$14.47	$11.72	$10.01	$13.86
Number of accumulation units outstanding at end of period	1,217,151	5,667	2,018	588,297
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$15.64			$15.03
Value at end of period	$16.94			$16.23
Number of accumulation units outstanding at end of period	16,614			34,940
ING VP REAL ESTATE PORTFOLIO
Value at beginning of period	$11.87	$10.29		$12.02
Value at end of period	$11.83	$11.83		$11.81
Number of accumulation units outstanding at end of period	12,281	8,681		12,583
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$20.30	$14.01	$12.44	$19.63
Value at end of period	$20.35	$14.04	$12.45	$19.60
Number of accumulation units outstanding at end of period	339,666	30,147	1,283	55,052
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.90		$11.71	$6.82
Value at end of period	$6.52		$11.04	$6.42
Number of accumulation units outstanding at end of period	14,981		234	8,734
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period	$16.41			$15.78
Value at end of period	$16.74			$16.04
Number of accumulation units outstanding at end of period	111,864			66,701
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$16.69			$16.05
Value at end of period	$16.97			$16.25
Number of accumulation units outstanding at end of period	166,318			72,454
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period	$16.37			$15.74
Value at end of period	$16.74			$16.04
Number of accumulation units outstanding at end of period	40,362			49,629
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period	$17.11	$11.57	$11.21	$16.54
Value at end of period	$17.42	$11.78	$11.39	$16.78
Number of accumulation units outstanding at end of period	197,259	16,714	855	44,020
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$24.47	$13.94	$11.18	$23.53
Value at end of period	$24.84	$14.14	$11.33	$23.79
Number of accumulation units outstanding at end of period	410,780	7,386	14,643	339,542
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period	$20.72	$13.56	$11.13	$19.92
Value at end of period	$21.22	$13.88	$11.38	$20.32
Number of accumulation units outstanding at end of period	135,956	95	1,429	82,781
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period	$18.09	$9.84	$12.04	$17.39
Value at end of period	$17.08	$9.29	$11.36	$16.36
Number of accumulation units outstanding at end of period	328,828	6,507	4,003	264,317
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$18.09	$10.16	$12.78	$17.39
Value at end of period	$18.85	$10.58	$13.30	$18.06
Number of accumulation units outstanding at end of period	561,507	3,967	5,771	466,128
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$20.70	$9.72	$11.12	$19.90
Value at end of period	$19.50	$9.16	$10.46	$18.68
Number of accumulation units outstanding at end of period	683,882	20,710	9,222	368,801

I - 4

Condensed Financial Information (continued)

	0.75%	0.80%	0.95%	1.25%
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.29	$10.27	$12.27	$10.16
Value at end of period	$10.39	$10.37	$12.37	$10.22
Number of accumulation units outstanding at end of period	379,517	367	7,014	133,371
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$10.38	$10.37	$12.20	$10.25
Value at end of period	$11.33	$11.31	$13.29	$11.15
Number of accumulation units outstanding at end of period	184,714	693	2,606	45,468
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$15.80	$15.85	$12.73	$15.35
Value at end of period	$16.10	$16.14	$12.95	$15.59
Number of accumulation units outstanding at end of period	728,654	17,689	19,653	159,709
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period	$13.42		$12.23	$13.05
Value at end of period	$13.84		$12.59	$13.40
Number of accumulation units outstanding at end of period	164,506		14,506	79,624
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$10.25
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	10,710
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period	$9.79	$9.78	$11.55	$9.67
Value at end of period	$10.43	$10.41	$12.28	$10.26
Number of accumulation units outstanding at end of period	30,355	3,659	5,044	30,155
PIONEER FUND VCT PORTFOLIO
Value at beginning of period	$9.32			$9.21
Value at end of period	$9.44			$9.29
Number of accumulation units outstanding at end of period	1,051			51
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period	$12.00	$12.54	$13.17	$11.86
Value at end of period	$13.12	$13.10	$14.37	$12.91
Number of accumulation units outstanding at end of period	122,653	7,200	996	26,888
WANGER U.S. SMALLER COMPANIES
Value at beginning of period	$9.99
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	7,340

CONDENSED FINANCIAL INFORMATION (Selected data for accumulation units outstanding as of September 30, 2004)

TABLE II

	FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997	FOR CONTRACTS CONTAINING LIMITS ON FEES

AIM V.I. CORE EQUITY FUND
Value at beginning of period	$7.63
Value at end of period	$7.65
Number of accumulation units outstanding at end of period	854
AIM V.I. GROWTH FUND
Value at beginning of period	$5.40
Value at end of period	$5.23
Number of accumulation units outstanding at end of period	4,167

I - 5

Condensed Financial Information (continued)

FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.61	$21.98
Value at end of period	$22.60	$23.03
Number of accumulation units outstanding at end of period	30,205	15,508
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$19.06	$19.39
Value at end of period	$19.24	$19.60
Number of accumulation units outstanding at end of period	16,624	33,181
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.55	$16.83
Value at end of period	$15.60	$15.89
Number of accumulation units outstanding at end of period	11,328	13,512
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$13.24	$13.46
Value at end of period	$13.02	$13.26
Number of accumulation units outstanding at end of period	1,851	2,467
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$12.64
Value at end of period	$13.08
Number of accumulation units outstanding at end of period	1,867
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$11.40
Value at end of period	$12.38
Number of accumulation units outstanding at end of period	1,787
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
Value at beginning of period	$19.20	$19.52
Value at end of period	$19.82	$20.19
Number of accumulation units outstanding at end of period	4,993	2,166
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$11.73
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	1,365
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period	$23.30	$23.69
Value at end of period	$23.27	$23.71
Number of accumulation units outstanding at end of period	6,276	5,194
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$11.68	$11.29
Value at end of period	$12.07	$11.63
Number of accumulation units outstanding at end of period	1,247	1,247
ING OPCAP BALANCED VALUE PORTFOLIO
Value at beginning of period	$10.24
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	6,803
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$10.97
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	24,114
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$12.93	$13.15
Value at end of period	$12.94	$13.18
Number of accumulation units outstanding at end of period	12,811	16,285
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
Value at beginning of period	$10.34
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	2,491
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
Value at beginning of period	$10.20
Value at end of period	$9.75
Number of accumulation units outstanding at end of period	1,575

I - 6

Condensed Financial Information (continued)

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$13.41
Value at end of period	$13.45
Number of accumulation units outstanding at end of period	779
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$18.48	$18.80
Value at end of period	$18.11	$18.45
Number of accumulation units outstanding at end of period	11,160	11,287
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$12.58	$12.79
Value at end of period	$12.89	$13.14
Number of accumulation units outstanding at end of period	9,562	139,934
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$11.03
Value at end of period	$11.20
Number of accumulation units outstanding at end of period	514
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$9.51
Value at end of period	$9.65
Number of accumulation units outstanding at end of period	145
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$23.37	$24.16
Value at end of period	$23.74	$24.63
Number of accumulation units outstanding at end of period	9,999	219,266
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$3.66	$3.73
Value at end of period	$3.13	$3.20
Number of accumulation units outstanding at end of period	27,748	14,399
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$18.56	$19.19
Value at end of period	$18.10	$18.78
Number of accumulation units outstanding at end of period	51,394	1,454,480
ING VP GROWTH PORTFOLIO
Value at beginning of period	$13.28
Value at end of period	$12.68
Number of accumulation units outstanding at end of period	1,421
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$16.70
Value at end of period	$16.72
Number of accumulation units outstanding at end of period	20,536
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.09
Value at end of period	$16.60
Number of accumulation units outstanding at end of period	15,666
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.02
Value at end of period	$12.83
Number of accumulation units outstanding at end of period	9,058
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.96	$18.45
Value at end of period	$18.41	$18.96
Number of accumulation units outstanding at end of period	8,894	236,873
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$10.17
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	6,238
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.67	$13.91
Value at end of period	$13.61	$13.86
Number of accumulation units outstanding at end of period	1,714	241,669
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$14.78	$15.03
Value at end of period	$15.93	$16.23
Number of accumulation units outstanding at end of period	31	882

I - 7

Condensed Financial Information (continued)

ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$19.30
Value at end of period	$19.24
Number of accumulation units outstanding at end of period	4,601
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period		$16.14
Value at end of period		$16.45
Number of accumulation units outstanding at end of period		4,239
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$15.78	$16.42
Value at end of period	$15.95	$16.67
Number of accumulation units outstanding at end of period	2,864	11,860
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period	$15.93	$16.10
Value at end of period	$15.74	$16.45
Number of accumulation units outstanding at end of period	880	23,806
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period	$16.27
Value at end of period	$16.47
Number of accumulation units outstanding at end of period	1,492
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period	$23.14	$23.53
Value at end of period	$23.35	$23.79
Number of accumulation units outstanding at end of period	3,104	11,457
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period	$19.59	$19.92
Value at end of period	$19.95	$20.32
Number of accumulation units outstanding at end of period	1,966	6,564
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period	$17.10	$17.39
Value at end of period	$16.06	$16.36
Number of accumulation units outstanding at end of period	7,106	17,350
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$17.10	$17.39
Value at end of period	$17.72	$18.06
Number of accumulation units outstanding at end of period	17,442	17,623
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$19.57	$19.90
Value at end of period	$18.34	$18.68
Number of accumulation units outstanding at end of period	17,258	18,705
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$10.10
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	5,675
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
Value at beginning of period	$10.19
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	1,257
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period	$15.14
Value at end of period	$15.34
Number of accumulation units outstanding at end of period	18,119
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period	$12.86
Value at end of period	$13.19
Number of accumulation units outstanding at end of period	161
PIONEER EQUITY INCOME VCT PORTFOLIO
Value at beginning of period	$9.61
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	1,624
PIONEER MID CAP VALUE VCT PORTFOLIO
Value at beginning of period	$11.79
Value at end of period	$12.81
Number of accumulation units outstanding at end of period	2,483

I - 8

ING Life Insurance and Annuity Company
Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation

Supplement dated February 14, 2005 to the
Statement of Additional Information dated May 1, 2004,
as supplemented on August 4, 2004, August 18, 2004 and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Statement of Additional Information (SAI). You should read this Supplement along with the current SAI.

1.	Effective February 14, 2005, the following new investment options may be available under your contract.

ING American Century Select Portfolio (Initial Class)*
ING Oppenheimer Global Portfolio (Initial Class)*
ING Oppenheimer Strategic Income Portfolio (Initial Class)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)*
ING Van Kampen Equity and Income Portfolio (Initial Class)*

* If Initial Class shares of this Portfolio are added as an investment option under your contract or plan, Service Class shares of the same Portfolio will no longer be available as of the date the Initial Class shares are added.

2.

The following unaudited financial statement information for the period ended September 30, 2004 is added to the Financial Statements of the Separate Account and to the Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries.

X.SAI75996-04	February 2005

Financial Statements (Unaudited)

ING Life Insurance and Annuity Company

Variable Annuity Account B

Nine months ended September 30, 2004

This page intentionally left blank.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Financial Statements

Nine months ended September 30, 2004

(Unaudited)

Contents
Statements of Assets and Liabilities	1
Statements of Operations	25
Statements of Changes in Net Assets	50
Notes to Financial Statements	81

This page intentionally left blank.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	AIM V.I.		AIM V.I.		AIM V.I.
	Capital	AIM V.I.	Government	AIM V.I.	Premier
	Appreciation	Core Equity	Securities	Growth	Equity
Assets
Investments in mutual funds
at fair value	$ 14,790	$ 31,071	$ 14,217	$ 16,273	$ 35,622
Total assets	14,790	31,071	14,217	16,273	35,622
Net assets	$ 14,790	$ 31,071	$ 14,217	$ 16,273	$ 35,622

Net assets
Accumulation units	$ 13,916	$ 26,550	$ 14,217	$ 15,185	$ 33,532
Contracts in payout (annuitization)
period	874	4,521	-	1,088	2,090
Total net assets	$ 14,790	$ 31,071	$ 14,217	$ 16,273	$ 35,622

Total number of shares	717,256	1,463,552	1,140,135	1,121,511	1,806,409

Cost of shares	$ 14,699	$ 29,408	$ 14,147	$ 16,807	$ 38,803

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)
		Alger	Alger	Alliance	Alliance
	Alger	American	American	Bernstein	Bernstein
	American	Income &	Leveraged	VPSF Growth	VPSF Premier
	Balanced	Growth	AllCap	and Income	Growth
Assets
Investments in mutual funds
at fair value	$ 1,886	$ 5,022	$ 4,874	$ 42,280	$ 6,939
Total assets	1,886	5,022	4,874	42,280	6,939
Net assets	$ 1,886	$ 5,022	$ 4,874	$ 42,280	$ 6,939

Net assets
Accumulation units	$ 1,886	$ 5,022	$ 4,874	$ 42,280	$ 6,939
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,886	$ 5,022	$ 4,874	$ 42,280	$ 6,939

Total number of shares	148,485	548,873	181,463	1,920,942	326,693

Cost of shares	$ 1,883	$ 5,457	$ 5,375	$ 41,065	$ 7,012

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)
Alliance
	Bernstein	American	American	Calvert	Federated
	VPSF	Century® VP	Century® VP	Social	American
	Quasar	Balanced	International	Balanced	Leaders
Assets
Investments in mutual funds
at fair value	$ 4,098	$ 1,228	$ 1,192	$ 2,113	$ 42,329
Total assets	4,098	1,228	1,192	2,113	42,329
Net assets	$ 4,098	$ 1,228	$ 1,192	$ 2,113	$ 42,329

Net assets
Accumulation units	$ 4,098	$ 1,228	$ 1,192	$ 2,113	$ 42,271
Contracts in payout (annuitization)
period	-	-	-	-	58
Total net assets	$ 4,098	$ 1,228	$ 1,192	$ 2,113	$ 42,329

Total number of shares	400,955	179,513	184,883	1,175,107	2,230,212

Cost of shares	$ 3,950	$ 1,141	$ 1,193	$ 1,986	$ 43,433

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)
Federated
	Federated	Federated	Fund for US	Federated	Federated
	Capital	Equity	Government	High Income	International
	Income	Income	Securities	Bond	Equity
Assets
Investments in mutual funds
at fair value	$ 5,239	$ 8,938	$ 6,963	$ 12,167	$ 5,561
Total assets	5,239	8,938	6,963	12,167	5,561
Net assets	$ 5,239	$ 8,938	$ 6,963	$ 12,167	$ 5,561

Net assets
Accumulation units	$ 5,226	$ 8,860	$ 6,961	$ 12,151	$ 5,529
Contracts in payout (annuitization)
period	13	78	2	16	32
Total net assets	$ 5,239	$ 8,938	$ 6,963	$ 12,167	$ 5,561

Total number of shares	628,945	729,030	605,492	1,540,139	474,906

Cost of shares	$ 6,524	$ 10,047	$ 6,916	$ 11,208	$ 9,684

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

Federated
	Mid Cap	Federated	Fidelity®		Fidelity®
	Growth	Prime	VIP Asset	Fidelity® VIP	VIP Equity-
	Strategies	Money	ManagerSM	Contrafund®	Income
Assets
Investments in mutual funds
at fair value	$ 10,022	$ 3,781	$ 11,270	$ 212,105	$ 199,377
Total assets	10,022	3,781	11,270	212,105	199,377
Net assets	$ 10,022	$ 3,781	$ 11,270	$ 212,105	$ 199,377

Net assets
Accumulation units	$ 10,022	$ 3,781	$ 11,270	$ 212,105	$ 199,377
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 10,022	$ 3,781	$ 11,270	$ 212,105	$ 199,377

Total number of shares	533,659	3,781,139	801,560	8,699,963	8,586,438

Cost of shares	$ 14,677	$ 3,781	$ 10,923	$ 180,963	$ 182,745

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

Fidelity® VIP
	Fidelity®	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	VIP Growth	High Income	Index 500	Grade Bond	Overseas
Assets
Investments in mutual funds
at fair value	$ 111,785	$ 48,799	$ 67,009	$ 2,087	$ 13,488
Total assets	111,785	48,799	67,009	2,087	13,488
Net assets	$ 111,785	$ 48,799	$ 67,009	$ 2,087	$ 13,488

Net assets
Accumulation units	$ 111,785	$ 46,071	$ 67,009	$ 2,087	$ 13,488
Contracts in payout (annuitization)
period	-	2,728	-	-	-
Total net assets	$ 111,785	$ 48,799	$ 67,009	$ 2,087	$ 13,488

Total number of shares	3,788,032	7,294,332	530,972	159,305	879,818

Cost of shares	$ 119,120	$ 45,464	$ 64,611	$ 2,021	$ 13,370

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

Franklin
	Small	ING GET	ING GET	ING GET	ING GET
	Cap Value	Fund -	Fund -	Fund -	Fund -
	Securities	Series G	Series H	Series I	Series J
Assets
Investments in mutual funds
at fair value	$ 2,180	$ 116,444	$ 87,836	$ 62,831	$ 49,515
Total assets	2,180	116,444	87,836	62,831	49,515
Net assets	$ 2,180	$ 116,444	$ 87,836	$ 62,831	$ 49,515

Net assets
Accumulation units	$ 2,180	$ 116,444	$ 87,836	$ 62,831	$ 49,515
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,180	$ 116,444	$ 87,836	$ 62,831	$ 49,515

Total number of shares	155,959	12,374,529	9,140,026	6,490,815	5,168,565

Cost of shares	$ 1,998	$ 123,122	$ 91,757	$ 64,849	$ 51,077

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series K	Series L	Series M	Series N	Series P
Assets
Investments in mutual funds
at fair value	$ 60,396	$ 53,972	$ 80,103	$ 65,636	$ 49,857
Total assets	60,396	53,972	80,103	65,636	49,857
Net assets	$ 60,396	$ 53,972	$ 80,103	$ 65,636	$ 49,857

Net assets
Accumulation units	$ 60,396	$ 53,972	$ 80,103	$ 65,636	$ 49,857
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 60,396	$ 53,972	$ 80,103	$ 65,636	$ 49,857

Total number of shares	6,125,328	5,546,917	8,198,865	6,570,128	4,990,673

Cost of shares	$ 61,339	$ 54,667	$ 80,550	$ 66,941	$ 49,847

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series Q	Series R	Series S	Series T	Series U
Assets
Investments in mutual funds
at fair value	$ 39,564	$ 34,127	$ 37,614	$ 28,942	$ 27,318
Total assets	39,564	34,127	37,614	28,942	27,318
Net assets	$ 39,564	$ 34,127	$ 37,614	$ 28,942	$ 27,318

Net assets
Accumulation units	$ 39,564	$ 34,127	$ 37,614	$ 28,942	$ 27,318
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 39,564	$ 34,127	$ 37,614	$ 28,942	$ 27,318

Total number of shares	3,867,475	3,268,849	3,662,502	2,815,329	2,691,471

Cost of shares	$ 38,672	$ 32,794	$ 36,760	$ 28,251	$ 26,972

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	ING GET		ING VP	ING VP	ING VP
	Fund -	ING VP	Emerging	Intermediate	Money
	Series V	Balanced	Markets	Bond	Market
Assets
Investments in mutual funds
at fair value	$ 57,886	$ 178,890	$ 714	$ 141,936	$ 196,622
Total assets	57,886	178,890	714	141,936	196,622
Net assets	$ 57,886	$ 178,890	$ 714	$ 141,936	$ 196,622

Net assets
Accumulation units	$ 57,886	$ 135,164	$ 714	$ 129,342	$ 191,140
Contracts in payout (annuitization)
period	-	43,726	-	12,594	5,482
Total net assets	$ 57,886	$ 178,890	$ 714	$ 141,936	$ 196,622

Total number of shares	5,870,743	14,220,215	104,105	10,375,442	15,261,873

Cost of shares	$ 58,772	$ 174,405	$ 598	$ 139,220	$ 196,672

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	ING VP	ING Julius		ING T. Rowe	ING Aeltus
	Natural	Baer	ING MFS	Price Equity	Enhanced
	Resources	Foreign	Total Return	Income	Index
Assets
Investments in mutual funds
at fair value	$ 1,642	$ 12	$ 1,132	$ 1,604	$ 74
Total assets	1,642	12	1,132	1,604	74
Net assets	$ 1,642	$ 12	$ 1,132	$ 1,604	$ 74

Net assets
Accumulation units	$ 1,642	$ 12	$ 1,132	$ 1,604	$ 74
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,642	$ 12	$ 1,132	$ 1,604	$ 74

Total number of shares	96,190	1,126	63,251	125,777	9,236

Cost of shares	$ 1,310	$ 11	$ 1,108	$ 1,478	$ 75

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

			ING American	ING	ING Goldman
	ING Alger		Century	Baron	Sachs®
	Aggressive	ING Alger	SmallCap	Small Cap	Capital
	Growth	Growth	Value	Growth	Growth
Assets
Investments in mutual funds
at fair value	$ 797	$ 401	$ 840	$ 1,957	$ 283
Total assets	797	401	840	1,957	283
Net assets	$ 797	$ 401	$ 840	$ 1,957	$ 283

Net assets
Accumulation units	$ 797	$ 401	$ 840	$ 1,957	$ 283
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 797	$ 401	$ 840	$ 1,957	$ 283

Total number of shares	111,996	47,596	72,890	152,407	27,560

Cost of shares	$ 833	$ 399	$ 770	$ 1,807	$ 277

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

		ING		ING	ING
	ING	JPMorgan	ING MFS	MFS	OpCap
	JPMorgan	MidCap	Capital	Global	Balanced
	International	Value	Opportunities	Growth	Value
Assets
Investments in mutual funds
at fair value	$ 41,359	$ 1,755	$ 35,339	$ 6	$ 1,962
Total assets	41,359	1,755	35,339	6	1,962
Net assets	$ 41,359	$ 1,755	$ 35,339	$ 6	$ 1,962

Net assets
Accumulation units	$ 39,596	$ 1,755	$ 32,784	$ 6	$ 1,962
Contracts in payout (annuitization)
period	1,763	-	2,555	-	-
Total net assets	$ 41,359	$ 1,755	$ 35,339	$ 6	$ 1,962

Total number of shares	3,829,553	134,881	1,451,881	540	154,257

Cost of shares	$ 38,782	$ 1,626	$ 31,764	$ 6	$ 1,878

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

		ING Salomon	ING Salomon	ING Salomon
		Brothers	Brothers	Brothers	ING T. Rowe
	ING PIMCO	Aggressive	Fundamental	Investors	Price Growth
	Total Return	Growth	Value	Value	Equity
Assets
Investments in mutual funds
at fair value	$ 3,260	$ 53,003	$ 1,469	$ 364	$ 69,123
Total assets	3,260	53,003	1,469	364	69,123
Net assets	$ 3,260	$ 53,003	$ 1,469	$ 364	$ 69,123

Net assets
Accumulation units	$ 3,260	$ 51,634	$ 1,469	$ 364	$ 63,366
Contracts in payout (annuitization)
period	-	1,369	-	-	5,757
Total net assets	$ 3,260	$ 53,003	$ 1,469	$ 364	$ 69,123

Total number of shares	301,039	1,438,727	88,745	27,926	1,540,519

Cost of shares	$ 3,252	$ 49,595	$ 1,461	$ 374	$ 66,256

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

				ING VP	ING VP
		ING UBS U.S.	ING Van	Strategic	Strategic
	ING UBS U.S.	Large Cap	Kampen	Allocation	Allocation
	Allocation	Equity	Comstock	Balanced	Growth
Assets
Investments in mutual funds
at fair value	$ 108	$ 40,668	$ 1,808	$ 19,787	$ 14,371
Total assets	108	40,668	1,808	19,787	14,371
Net assets	$ 108	$ 40,668	$ 1,808	$ 19,787	$ 14,371

Net assets
Accumulation units	$ 108	$ 40,668	$ 1,808	$ 17,096	$ 12,434
Contracts in payout (annuitization)
period	-	-	-	2,691	1,937
Total net assets	$ 108	$ 40,668	$ 1,808	$ 19,787	$ 14,371

Total number of shares	3,480	5,247,513	160,593	1,527,923	1,066,872

Cost of shares	$ 105	$ 41,683	$ 1,671	$ 19,182	$ 13,646

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

ING VP
	Strategic	ING VP	ING GET	ING GET	ING GET
	Allocation	Growth and	U.S. Core -	U.S. Core -	U.S. Core -
	Income	Income	Series 1	Series 2	Series 3
Assets
Investments in mutual funds
at fair value	$ 18,077	$ 403,438	$ 23,378	$ 21,919	$ 56,651
Total assets	18,077	403,438	23,378	21,919	56,651
Net assets	$ 18,077	$ 403,438	$ 23,378	$ 21,919	$ 56,651

Net assets
Accumulation units	$ 14,601	$ 312,009	$ 23,378	$ 21,919	$ 56,651
Contracts in payout (annuitization)
period	3,476	91,429	-	-	-
Total net assets	$ 18,077	$ 403,438	$ 23,378	$ 21,919	$ 56,651

Total number of shares	1,455,505	22,576,276	2,258,789	2,151,014	5,733,951

Cost of shares	$ 17,593	$ 483,967	$ 22,607	$ 21,521	$ 57,351

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

ING VP
	ING GET	ING GET	ING GET	Global
	U.S. Core -	U.S. Core -	U.S. Core -	Science and	ING VP
	Series 4	Series 5	Series 6	Technology	Growth
Assets
Investments in mutual funds
at fair value	$ 8,299	$ 5,031	$ 99,774	$ 9,355	$ 26,926
Total assets	8,299	5,031	99,774	9,355	26,926
Net assets	$ 8,299	$ 5,031	$ 99,774	$ 9,355	$ 26,926

Net assets
Accumulation units	$ 8,299	$ 5,031	$ 99,774	$ 9,355	$ 24,126
Contracts in payout (annuitization)
period	-	-	-	-	2,800
Total net assets	$ 8,299	$ 5,031	$ 99,774	$ 9,355	$ 26,926

Total number of shares	815,267	503,144	9,972,984	2,801,041	3,127,236

Cost of shares	$ 8,159	$ 5,038	$ 99,730	$ 10,686	$ 27,480

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	International	Small
	LargeCap	MidCap	SmallCap	Equity	Company
Assets
Investments in mutual funds
at fair value	$ 175,959	$ 15,843	$ 7,540	$ 10,839	$ 77,908
Total assets	175,959	15,843	7,540	10,839	77,908
Net assets	$ 175,959	$ 15,843	$ 7,540	$ 10,839	$ 77,908

Net assets
Accumulation units	$ 134,134	$ 15,843	$ 7,540	$ 9,256	$ 70,893
Contracts in payout (annuitization)
period	41,825	-	-	1,583	7,015
Total net assets	$ 175,959	$ 15,843	$ 7,540	$ 10,839	$ 77,908

Total number of shares	12,966,754	974,933	520,355	1,414,996	4,434,138

Cost of shares	$ 167,529	$ 12,871	$ 6,311	$ 10,296	$ 67,786

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

ING VP
	ING VP	ING VP	ING VP	ING VP	MidCap
	Value	International	MagnaCap	MagnaCap	Opportunities
	Opportunity	Value	- Class I	- Class S	- Class I
Assets
Investments in mutual funds
at fair value	$ 15,815	$ 2,211	$ 114	$ 1,377	$ 540
Total assets	15,815	2,211	114	1,377	540
Net assets	$ 15,815	$ 2,211	$ 114	$ 1,377	$ 540

Net assets
Accumulation units	$ 15,815	$ 2,211	$ 114	$ 1,377	$ 540
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 15,815	$ 2,211	$ 114	$ 1,377	$ 540

Total number of shares	1,289,992	195,280	12,852	154,365	89,613

Cost of shares	$ 16,212	$ 1,975	$ 107	$ 1,260	$ 544

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	ING VP		ING VP	ING VP
	MidCap		SmallCap	SmallCap
	Opportunities	ING VP	Opportunities	Opportunities	Janus Aspen
	- Class S	Real Estate	- Class I	- Class S	Balanced
Assets
Investments in mutual funds
at fair value	$ 9,185	$ 397	$ 156	$ 4,410	$ 157,654
Total assets	9,185	397	156	4,410	157,654
Net assets	$ 9,185	$ 397	$ 156	$ 4,410	$ 157,654

Net assets
Accumulation units	$ 9,185	$ 397	$ 156	$ 4,410	$ 157,654
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 9,185	$ 397	$ 156	$ 4,410	$ 157,654

Total number of shares	1,535,997	33,411	11,150	316,799	6,774,982

Cost of shares	$ 8,804	$ 396	$ 156	$ 4,403	$ 153,585

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	Janus Aspen		Janus Aspen	Janus Aspen	Lord Abbett
	Flexible	Janus Aspen	Mid Cap	Worldwide	Growth and
	Income	Growth	Growth	Growth	Income
Assets
Investments in mutual funds
at fair value	$ 16,819	$ 83,081	$ 81,341	$ 149,178	$ 5,454
Total assets	16,819	83,081	81,341	149,178	5,454
Net assets	$ 16,819	$ 83,081	$ 81,341	$ 149,178	$ 5,454

Net assets
Accumulation units	$ 16,819	$ 77,733	$ 81,341	$ 143,666	$ 5,454
Contracts in payout (annuitization)
period	-	5,348	-	5,512	-
Total net assets	$ 16,819	$ 83,081	$ 81,341	$ 149,178	$ 5,454

Total number of shares	1,353,069	4,549,907	3,626,422	6,126,422	219,050

Cost of shares	$ 16,731	$ 87,222	$ 64,160	$ 158,361	$ 5,372

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

	Lord Abbett	MFS®	MFS®	Oppenheimer	Oppenheimer
	MidCap	Strategic	Total	Aggressive	Global
	Value	Income	Return	Growth	Securities
Assets
Investments in mutual funds
at fair value	$ 2,656	$ 2,397	$ 124,783	$ 29,131	$ 37,650
Total assets	2,656	2,397	124,783	29,131	37,650
Net assets	$ 2,656	$ 2,397	$ 124,783	$ 29,131	$ 37,650

Net assets
Accumulation units	$ 2,656	$ 2,397	$ 124,783	$ 27,711	$ 37,650
Contracts in payout (annuitization)
period	-	-	-	1,420	-
Total net assets	$ 2,656	$ 2,397	$ 124,783	$ 29,131	$ 37,650

Total number of shares	142,040	220,267	6,232,910	745,238	1,483,451

Cost of shares	$ 2,386	$ 2,321	$ 118,556	$ 26,819	$ 34,083

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

Pioneer
	Oppenheimer	Oppenheimer		Equity	Pioneer
	Main	Strategic	PIMCO VIT	Income	Fund
	Street®	Bond	Real Return	VCT	VCT
Assets
Investments in mutual funds
at fair value	$ 64,314	$ 49,211	$ 113	$ 743	$ 10
Total assets	64,314	49,211	113	743	10
Net assets	$ 64,314	$ 49,211	$ 113	$ 743	$ 10

Net assets
Accumulation units	$ 57,550	$ 47,129	$ 113	$ 743	$ 10
Contracts in payout (annuitization)
period	6,764	2,082	-	-	-
Total net assets	$ 64,314	$ 49,211	$ 113	$ 743	$ 10

Total number of shares	3,358,420	9,901,556	8,680	38,959	550

Cost of shares	$ 62,223	$ 45,838	$ 112	$ 700	$ 10

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Assets and Liabilities

Nine months ended September 30, 2004

(Unaudited)

SP
	Pioneer Mid		William Blair		Wanger U.S.
	Cap Value	Prudential	International	UBS U.S.	Smaller
	VCT	Jennison	Growth	Allocation	Companies
Assets
Investments in mutual funds
at fair value	$ 2,097	$ 1,096	$ 4,692	$ 10,493	$ 75
Total assets	2,097	1,096	4,692	10,493	75
Net assets	$ 2,097	$ 1,096	$ 4,692	$ 10,493	$ 75

Net assets
Accumulation units	$ 2,097	$ 1,096	$ 4,692	$ 10,493	$ 75
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 2,097	$ 1,096	$ 4,692	$ 10,493	$ 75

Total number of shares	94,449	67,531	788,514	840,123	2,723

Cost of shares	$ 1,992	$ 1,057	$ 4,542	$ 10,227	$ 72

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	AIM V.I.		AIM V.I.		AIM V.I.
	Capital	AIM V.I.	Government	AIM V.I.	Premier
	Appreciation	Core Equity	Securities	Growth	Equity
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	157	318	131	168	373
Total expenses	157	318	131	168	373
Net investment income (loss)	(157)	(318)	(131)	(168)	(373)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(44)	305	(53)	(107)	(596)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(44)	305	(53)	(107)	(596)
Net unrealized appreciation
(depreciation) of investments	(470)	145	311	(283)	(396)
Net increase (decrease) in net assets
resulting from operations	$ (671)	$ 132	$ 127	$ (558)	$ (1,365)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		Alger	Alger	Alliance	Alliance
	Alger	American	American	Bernstein	Bernstein
	American	Income &	Leveraged	VPSF Growth	VPSF Premier
	Balanced	Growth	AllCap	and Income	Growth
Net investment income (loss)
Income:
Dividends	$ 32	$ 32	$ -	$ 366	$ -
Total investment income	32	32	-	366	-
Expenses:
Mortality and expense risk and
other charges	23	63	61	378	71
Total expenses	23	63	61	378	71
Net investment income (loss)	9	(31)	(61)	(12)	(71)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(108)	(80)	(49)	(99)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(108)	(80)	(49)	(99)
Net unrealized appreciation
(depreciation) of investments	(80)	(18)	(148)	282	(13)
Net increase (decrease) in net assets
resulting from operations	$ (71)	$ (157)	$ (289)	$ 221	$ (183)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	Alliance
	Bernstein	American	American	Calvert	Federated
	VPSF	Century® VP	Century® VP	Social	American
	Quasar	Balanced	International	Balanced	Leaders
Net investment income (loss)
Income:
Dividends	$ -	$ 23	$ 7	$ -	$ 685
Total investment income	-	23	7	-	685
Expenses:
Mortality and expense risk and
other charges	43	14	14	21	498
Total expenses	43	14	14	21	498
Net investment income (loss)	(43)	9	(7)	(21)	187

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	390	16	-	10	(792)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	390	16	-	10	(792)
Net unrealized appreciation
(depreciation) of investments	(453)	2	5	37	554
Net increase (decrease) in net assets
resulting from operations	$ (106)	$ 27	$ (2)	$ 26	$ (51)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

			Federated
	Federated	Federated	Fund for US	Federated	Federated
	Capital	Equity	Government	High Income	International
	Income	Income	Securities	Bond	Equity
Net investment income (loss)
Income:
Dividends	$ 267	$ 206	$ 409	$ 1,080	$ -
Total investment income	267	206	409	1,080	-
Expenses:
Mortality and expense risk and
other charges	61	108	91	147	65
Total expenses	61	108	91	147	65
Net investment income (loss)	206	98	318	933	(65)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,007)	(222)	86	(648)	(372)
Capital gains distributions	-	-	48	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,007)	(222)	134	(648)	(372)
Net unrealized appreciation
(depreciation) of investments	920	326	(321)	408	431
Net increase (decrease) in net assets
resulting from operations	$ 119	$ 202	$ 131	$ 693	$ (6)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
	Federated
	Mid Cap	Federated	Fidelity®		Fidelity®
	Growth	Prime	VIP Asset	Fidelity® VIP	VIP Equity-
	Strategies	Money	ManagerSM	Contrafund®	Income
Net investment income (loss)
Income:
Dividends	$ -	$ 20	$ 321	$ 662	$ 3,069
Total investment income	-	20	321	662	3,069
Expenses:
Mortality and expense risk and
other charges	117	45	123	1,859	1,890
Total expenses	117	45	123	1,859	1,890
Net investment income (loss)	(117)	(25)	198	(1,197)	1,179

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(251)	-	42	1,139	386
Capital gains distributions	-	-	-	-	733
Total realized gain (loss) on investments
and capital gains distributions	(251)	-	42	1,139	1,119
Net unrealized appreciation
(depreciation) of investments	581	-	(381)	9,273	(359)
Net increase (decrease) in net assets
resulting from operations	$ 213	$ (25)	$ (141)	$ 9,215	$ 1,939

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

				Fidelity® VIP
	Fidelity®	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	VIP Growth	High Income	Index 500	Grade Bond	Overseas
Net investment income (loss)
Income:
Dividends	$ 330	$ 4,591	$ 966	$ 92	$ 174
Total investment income	330	4,591	966	92	174
Expenses:
Mortality and expense risk and
other charges	1,156	494	741	23	133
Total expenses	1,156	494	741	23	133
Net investment income (loss)	(826)	4,097	225	69	41

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(980)	2,303	(72)	8	515
Capital gains distributions	-	-	-	66	-
Total realized gain (loss) on investments
and capital gains distributions	(980)	2,303	(72)	74	515
Net unrealized appreciation
(depreciation) of investments	(5,361)	(4,736)	16	(97)	(918)
Net increase (decrease) in net assets
resulting from operations	$ (7,167)	$ 1,664	$ 169	$ 46	$ (362)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
	Franklin
	Small	ING GET	ING GET	ING GET	ING GET
	Cap Value	Fund -	Fund -	Fund -	Fund -
	Securities	Series D	Series E	Series G	Series H
Net investment income (loss)
Income:
Dividends	$ 1	$ 3,232	$ 15,508	$ 5,783	$ 4,356
Total investment income	1	3,232	15,508	5,783	4,356
Expenses:
Mortality and expense risk and
other charges	7	104	2,542	1,625	1,216
Total expenses	7	104	2,542	1,625	1,216
Net investment income (loss)	(6)	3,128	12,966	4,158	3,140

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	49	(8,794)	(19,910)	(675)	(246)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	49	(8,794)	(19,910)	(675)	(246)
Net unrealized appreciation
(depreciation) of investments	55	5,596	4,843	(4,365)	(3,635)
Net increase (decrease) in net assets
resulting from operations	$ 98	$ (70)	$ (2,101)	$ (882)	$ (741)
The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series J	Series K	Series L	Series M
Net investment income (loss)
Income:
Dividends	$ 2,785	$ 2,341	$ 2,268	$ 2,369	$ 3,723
Total investment income	2,785	2,341	2,268	2,369	3,723
Expenses:
Mortality and expense risk and
other charges	879	694	939	880	1,294
Total expenses	879	694	939	880	1,294
Net investment income (loss)	1,906	1,647	1,329	1,489	2,429

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(80)	(20)	97	301	415
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(80)	(20)	97	301	415
Net unrealized appreciation
(depreciation) of investments	(2,474)	(2,033)	(2,038)	(2,347)	(3,740)
Net increase (decrease) in net assets
resulting from operations	$ (648)	$ (406)	$ (612)	$ (557)	$ (896)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series N	Series P	Series Q	Series R	Series S
Net investment income (loss)
Income:
Dividends	$ 2,398	$ 1,925	$ 1,466	$ 1,150	$ 1,067
Total investment income	2,398	1,925	1,466	1,150	1,067
Expenses:
Mortality and expense risk and
other charges	1,056	804	619	532	593
Total expenses	1,056	804	619	532	593
Net investment income (loss)	1,342	1,121	847	618	474

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	248	291	250	387
Capital gains distributions	-	-	-	-	615
Total realized gain (loss) on investments
and capital gains distributions	(6)	248	291	250	1,002
Net unrealized appreciation
(depreciation) of investments	(1,883)	(1,793)	(1,516)	(1,125)	(1,740)
Net increase (decrease) in net assets
resulting from operations	$ (547)	$ (424)	$ (378)	$ (257)	$ (264)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET		ING VP
	Fund -	Fund -	Fund -	ING VP	Emerging
	Series T	Series U	Series V	Balanced	Markets
Net investment income (loss)
Income:
Dividends	$ 844	$ 547	$ 649	$ 3,621	$ -
Total investment income	844	547	649	3,621	-
Expenses:
Mortality and expense risk and
other charges	455	424	964	1,601	8
Total expenses	455	424	964	1,601	8
Net investment income (loss)	389	123	(315)	2,020	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	204	192	(71)	(2,869)	17
Capital gains distributions	498	1,191	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	702	1,383	(71)	(2,869)	17
Net unrealized appreciation
(depreciation) of investments	(1,330)	(1,708)	200	3,848	13
Net increase (decrease) in net assets
resulting from operations	$ (239)	$ (202)	$ (186)	$ 2,999	$ 22

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING Julius
	Intermediate	Money	Natural	Baer	ING MFS
	Bond	Market	Resources	Foreign	Total Return
Net investment income (loss)
Income:
Dividends	$ 6,139	$ 2,075	$ 17	$ -	$ -
Total investment income	6,139	2,075	17	-	-
Expenses:
Mortality and expense risk and
other charges	1,250	1,609	15	-	6
Total expenses	1,250	1,609	15	-	6
Net investment income (loss)	4,889	466	2	-	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,424	(344)	34	-	17
Capital gains distributions	3,582	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,006	(344)	34	-	17
Net unrealized appreciation
(depreciation) of investments	(6,360)	(638)	80	1	12
Net increase (decrease) in net assets
resulting from operations	$ 3,535	$ (516)	$ 116	$ 1	$ 23

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
					ING American
	ING T. Rowe	ING Aeltus	ING Alger		Century
	Price Equity	Enhanced	Aggressive	ING Alger	SmallCap
	Income	Index	Growth	Growth	Value
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	8	-	6	3	5
Total expenses	8	-	6	3	5
Net investment income (loss)	(8)	-	(6)	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	-	56	4	53
Capital gains distributions	-	-	-	-	7
Total realized gain (loss) on investments
and capital gains distributions	13	-	56	4	60
Net unrealized appreciation
(depreciation) of investments	47	(1)	(84)	(31)	(11)
Net increase (decrease) in net assets
resulting from operations	$ 52	$ (1)	$ (34)	$ (30)	$ 44

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
	ING	ING Goldman		ING
	Baron	Sachs®	ING	JPMorgan	ING MFS
	Small Cap	Capital	JPMorgan	MidCap	Capital
	Growth	Growth	International	Value	Opportunities
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 449	$ -	$ 164
Total investment income	-	-	449	-	164
Expenses:
Mortality and expense risk and
other charges	12	1	333	6	348
Total expenses	12	1	333	6	348
Net investment income (loss)	(12)	(1)	116	(6)	(184)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	136	-	1,671	20	(436)
Capital gains distributions	-	-	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	136	-	1,671	22	(436)
Net unrealized appreciation
(depreciation) of investments	(9)	3	(668)	52	677
Net increase (decrease) in net assets
resulting from operations	$ 115	$ 2	$ 1,119	$ 68	$ 57

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
	ING	ING		ING Salomon	ING Salomon
	MFS	OpCap		Brothers	Brothers
	Global	Balanced	ING PIMCO	Aggressive	Fundamental
	Growth	Value	Total Return	Growth	Value
Net investment income (loss)
Income:
Dividends	$ -	$ 17	$ -	$ -	$ -
Total investment income	-	17	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	12	21	555	10
Total expenses	-	12	21	555	10
Net investment income (loss)	-	5	(21)	(555)	(10)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	42	8	(105)	59
Capital gains distributions	-	-	34	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	42	42	(105)	59
Net unrealized appreciation
(depreciation) of investments	-	4	47	770	(77)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 51	$ 68	$ 110	$ (28)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
	ING Salomon
	Brothers	ING T. Rowe		ING UBS U.S.	ING Van
	Investors	Price Growth	ING UBS U.S.	Large Cap	Kampen
	Value	Equity	Allocation	Equity	Comstock
Net investment income (loss)
Income:
Dividends	$ 3	$ 113	$ -	$ 332	$ -
Total investment income	3	113	-	332	-
Expenses:
Mortality and expense risk and
other charges	3	716	1	409	9
Total expenses	3	716	1	409	9
Net investment income (loss)	-	(603)	(1)	(77)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22	273	1	(237)	36
Capital gains distributions	-	-	-	-	8
Total realized gain (loss) on investments
and capital gains distributions	22	273	1	(237)	44
Net unrealized appreciation
(depreciation) of investments	(28)	(1,063)	-	1,438	45
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ (1,393)	$ -	$ 1,124	$ 80

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP	ING GET
	Allocation	Allocation	Allocation	Growth and	U.S. Core -
	Balanced	Growth	Income	Income	Series 1
Net investment income (loss)
Income:
Dividends	$ 246	$ 158	$ 348	$ 3,991	$ 166
Total investment income	246	158	348	3,991	166
Expenses:
Mortality and expense risk and
other charges	187	137	185	3,596	351
Total expenses	187	137	185	3,596	351
Net investment income (loss)	59	21	163	395	(185)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	52	38	30	(28,174)	126
Capital gains distributions	-	-	-	-	26
Total realized gain (loss) on investments
and capital gains distributions	52	38	30	(28,174)	152
Net unrealized appreciation
(depreciation) of investments	146	112	143	18,536	(90)
Net increase (decrease) in net assets
resulting from operations	$ 257	$ 171	$ 336	$ (9,243)	$ (123)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core -	U.S. Core -	U.S. Core -	U.S. Core -	U.S. Core -
	Series 2	Series 3	Series 4	Series 5	Series 6
Net investment income (loss)
Income:
Dividends	$ 23	$ 1	$ -	$ -	$ -
Total investment income	23	1	-	-	-
Expenses:
Mortality and expense risk and
other charges	321	646	53	11	55
Total expenses	321	646	53	11	55
Net investment income (loss)	(298)	(645)	(53)	(11)	(55)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	(109)	2	-	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	58	(109)	2	-	2
Net unrealized appreciation
(depreciation) of investments	216	(700)	140	(7)	44
Net increase (decrease) in net assets
resulting from operations	$ (24)	$ (1,454)	$ 89	$ (18)	$ (9)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
	ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Net investment income (loss)
Income:
Dividends	$ -	$ 37	$ 1,857	$ 66	$ 11
Total investment income	-	37	1,857	66	11
Expenses:
Mortality and expense risk and
other charges	104	258	1,687	100	44
Total expenses	104	258	1,687	100	44
Net investment income (loss)	(104)	(221)	170	(34)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,330	(286)	(67)	201	457
Capital gains distributions	-	-	-	-	38
Total realized gain (loss) on investments
and capital gains distributions	1,330	(286)	(67)	201	495
Net unrealized appreciation
(depreciation) of investments	(3,293)	(773)	380	378	54
Net increase (decrease) in net assets
resulting from operations	$ (2,067)	$ (1,280)	$ 483	$ 545	$ 516

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
				ING VP	ING VP
	ING VP	ING VP	ING VP	Growth	Growth
	International	Small	Value	Opportunities	Opportunities
	Equity	Company	Opportunity	- Class R	- Class S
Net investment income (loss)
Income:
Dividends	$ 128	$ 228	$ 143	$ -	$ -
Total investment income	128	228	143	-	-
Expenses:
Mortality and expense risk and
other charges	95	732	155	-	3
Total expenses	95	732	155	-	3
Net investment income (loss)	33	(504)	(12)	-	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	457	1,110	(339)	7	117
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	457	1,110	(339)	7	117
Net unrealized appreciation
(depreciation) of investments	(369)	(1,061)	614	(4)	(79)
Net increase (decrease) in net assets
resulting from operations	$ 121	$ (455)	$ 263	$ 3	$ 35

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
				ING VP	ING VP
	ING VP	ING VP	ING VP	MidCap	MidCap
	International	MagnaCap	MagnaCap	Opportunities	Opportunities
	Value	- Class I	- Class S	- Class I	- Class S
Net investment income (loss)
Income:
Dividends	$ 19	$ 1	$ 10	$ -	$ -
Total investment income	19	1	10	-	-
Expenses:
Mortality and expense risk and
other charges	12	1	11	4	86
Total expenses	12	1	11	4	86
Net investment income (loss)	7	-	(1)	(4)	(86)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	31	-	(5)	134	228
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	-	(5)	134	228
Net unrealized appreciation
(depreciation) of investments	19	-	11	(128)	(576)
Net increase (decrease) in net assets
resulting from operations	$ 57	$ -	$ 5	$ 2	$ (434)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
		ING VP	ING VP
		SmallCap	SmallCap		Janus Aspen
	ING VP	Opportunities	Opportunities	Janus Aspen	Flexible
	Real Estate	- Class I	- Class S	Balanced	Income
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 1,325	$ 471
Total investment income	-	-	-	1,325	471
Expenses:
Mortality and expense risk and
other charges	-	2	46	1,595	183
Total expenses	-	2	46	1,595	183
Net investment income (loss)	-	(2)	(46)	(270)	288

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(4)	344	314	363
Capital gains distributions	-	-	-	-	143
Total realized gain (loss) on investments
and capital gains distributions	-	(4)	344	314	506
Net unrealized appreciation
(depreciation) of investments	1	11	(620)	1,783	(448)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 5	$ (322)	$ 1,827	$ 346

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

		Janus Aspen	Janus Aspen	Lord Abbett	Lord Abbett
	Janus Aspen	Mid Cap	Worldwide	Growth and	MidCap
	Growth	Growth	Growth	Income	Value
Net investment income (loss)
Income:
Dividends	$ 23	$ -	$ 809	$ -	$ -
Total investment income	23	-	809	-	-
Expenses:
Mortality and expense risk and
other charges	876	772	1,618	34	11
Total expenses	876	772	1,618	34	11
Net investment income (loss)	(853)	(772)	(809)	(34)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(670)	1,286	(3,418)	244	69
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(670)	1,286	(3,418)	244	69
Net unrealized appreciation
(depreciation) of investments	(4,056)	2,762	(5,925)	(263)	73
Net increase (decrease) in net assets
resulting from operations	$ (5,579)	$ 3,276	$ (10,152)	$ (53)	$ 131

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)

	MFS®	MFS®	Oppenheimer	Oppenheimer	Oppenheimer
	Strategic	Total	Aggressive	Global	Main
	Income	Return	Growth	Securities	Street®
Net investment income (loss)
Income:
Dividends	$ 127	$ 1,923	$ -	$ 428	$ 565
Total investment income	127	1,923	-	428	565
Expenses:
Mortality and expense risk and
other charges	26	1,126	288	310	662
Total expenses	26	1,126	288	310	662
Net investment income (loss)	101	797	(288)	118	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	52	126	9	354	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	52	126	9	354	(2)
Net unrealized appreciation
(depreciation) of investments	(81)	2,399	1,834	(81)	(283)
Net increase (decrease) in net assets
resulting from operations	$ 72	$ 3,322	$ 1,555	$ 391	$ (382)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
			Pioneer
	Oppenheimer		Equity	Pioneer	Pioneer Mid
	Strategic	PIMCO VIT	Income	Fund	Cap Value
	Bond	Real Return	VCT	VCT	VCT
Net investment income (loss)
Income:
Dividends	$ 2,331	$ -	$ 9	$ -	$ 6
Total investment income	2,331	-	9	-	6
Expenses:
Mortality and expense risk and
other charges	435	-	4	-	10
Total expenses	435	-	4	-	10
Net investment income (loss)	1,896	-	5	-	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	586	-	24	-	65
Capital gains distributions	-	-	-	-	15
Total realized gain (loss) on investments
and capital gains distributions	586	-	24	-	80
Net unrealized appreciation
(depreciation) of investments	(1,334)	1	-	-	49
Net increase (decrease) in net assets
resulting from operations	$ 1,148	$ 1	$ 29	$ -	$ 125

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Operations

For the nine months ended September 30, 2004

(Dollars in thousands)

(Unaudited)
		SP
		William Blair		Wanger U.S.
	Prudential	International	UBS U.S.	Smaller
	Jennison	Growth	Allocation	Companies
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 79	$ -
Total investment income	-	-	79	-
Expenses:
Mortality and expense risk and
other charges	9	37	105	-
Total expenses	9	37	105	-
Net investment income (loss)	(9)	(37)	(26)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	67	197	12	-
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	67	197	12	-
Net unrealized appreciation
(depreciation) of investments	(88)	(133)	184	3
Net increase (decrease) in net assets
resulting from operations	$ (30)	$ 27	$ 170	$ 3

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	AIM V.I.		AIM V.I.
	Capital	AIM V.I.	Government	AIM V.I.
	Appreciation	Core Equity	Securities	Growth
Net assets at January 1, 2003	$ 14,832	$ 29,940	$ 25,997	$ 14,946

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	(283)	(230)	(143)
Net realized gain (loss) on investments
and capital gains distributions	(592)	(528)	557	(619)
Net unrealized appreciation (depreciation) of investments	2,774	4,034	(424)	3,132
Net increase (decrease) in net assets from operations	2,039	3,223	(97)	2,370
Changes from principal transactions:
Total unit transactions	(715)	(1,065)	(7,655)	(1,391)
Increase (decrease) in assets derived from principal
transactions	(715)	(1,065)	(7,655)	(1,391)
Total increase (decrease)	1,324	2,158	(7,752)	979
Net assets at September 30, 2003	$ 16,156	$ 32,098	$ 18,245	$ 15,925

Net assets at January 1, 2004	17,500	34,908	15,026	18,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(157)	(318)	(131)	(168)
Net realized gain (loss) on investments
and capital gains distributions	(44)	305	(53)	(107)
Net unrealized appreciation (depreciation) of investments	(470)	145	311	(283)
Net increase (decrease) in net assets from operations	(671)	132	127	(558)
Changes from principal transactions:
Total unit transactions	(2,039)	(3,969)	(936)	(1,236)
Increase (decrease) in assets derived from principal
transactions	(2,039)	(3,969)	(936)	(1,236)
Total increase (decrease)	(2,710)	(3,837)	(809)	(1,794)
Net assets at September 30, 2004	$ 14,790	$ 31,071	$ 14,217	$ 16,273

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

			Alger	Alger
	AIM V.I.	Alger	American	American
	Premier	American	Income &	Leveraged
	Equity	Balanced	Growth	AllCap
Net assets at January 1, 2003	$ 41,327	$ 2,576	$ 6,167	$ 5,724

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(382)	27	(45)	(63)
Net realized gain (loss) on investments
and capital gains distributions	(1,870)	(37)	(254)	(244)
Net unrealized appreciation (depreciation) of investments	6,894	268	1,132	1,442
Net increase (decrease) in net assets from operations	4,642	258	833	1,135
Changes from principal transactions:
Total unit transactions	(5,187)	(442)	(698)	(778)
Increase (decrease) in assets derived from principal
transactions	(5,187)	(442)	(698)	(778)
Total increase (decrease)	(545)	(184)	135	357
Net assets at September 30, 2003	$ 40,782	$ 2,392	$ 6,302	$ 6,081

Net assets at January 1, 2004	42,830	2,367	6,470	6,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(373)	9	(31)	(61)
Net realized gain (loss) on investments
and capital gains distributions	(596)	-	(108)	(80)
Net unrealized appreciation (depreciation) of investments	(396)	(80)	(18)	(148)
Net increase (decrease) in net assets from operations	(1,365)	(71)	(157)	(289)
Changes from principal transactions:
Total unit transactions	(5,843)	(410)	(1,291)	(1,280)
Increase (decrease) in assets derived from principal
transactions	(5,843)	(410)	(1,291)	(1,280)
Total increase (decrease)	(7,208)	(481)	(1,448)	(1,569)
Net assets at September 30, 2004	$ 35,622	$ 1,886	$ 5,022	$ 4,874

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Alliance	Alliance
	Bernstein	Bernstein	Alliance	American
	VPSF Growth	VPSF Premier	Bernstein	Century® VP
	and Income	Growth	VPSF Quasar	Balanced
Net assets at January 1, 2003	$ 22,169	$ 5,838	$ 684	$ 1,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	(61)	(12)	25
Net realized gain (loss) on investments
and capital gains distributions	(884)	(319)	(129)	(11)
Net unrealized appreciation (depreciation) of investments	4,589	1,081	409	133
Net increase (decrease) in net assets from operations	3,731	701	268	147
Changes from principal transactions:
Total unit transactions	2,056	343	1,493	(156)
Increase (decrease) in assets derived from principal
transactions	2,056	343	1,493	(156)
Total increase (decrease)	5,787	1,044	1,761	(9)
Net assets at September 30, 2003	$ 27,956	$ 6,882	$ 2,445	$ 1,474

Net assets at January 1, 2004	34,971	7,314	3,918	1,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(71)	(43)	9
Net realized gain (loss) on investments
and capital gains distributions	(49)	(99)	390	16
Net unrealized appreciation (depreciation) of investments	282	(13)	(453)	2
Net increase (decrease) in net assets from operations	221	(183)	(106)	27
Changes from principal transactions:
Total unit transactions	7,088	(192)	286	(219)
Increase (decrease) in assets derived from principal
transactions	7,088	(192)	286	(219)
Total increase (decrease)	7,309	(375)	180	(192)
Net assets at September 30, 2004	$ 42,280	$ 6,939	$ 4,098	$ 1,228

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	American	Calvert	Federated	Federated
	Century® VP	Social	American	Capital
	International	Balanced	Leaders	Income
Net assets at January 1, 2003	$ 1,539	$ 1,775	$ 50,539	$ 7,021

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(17)	269	373
Net realized gain (loss) on investments
and capital gains distributions	(96)	(37)	(2,551)	(1,235)
Net unrealized appreciation (depreciation) of investments	199	237	6,763	1,402
Net increase (decrease) in net assets from operations	100	183	4,481	540
Changes from principal transactions:
Total unit transactions	(391)	27	(7,828)	(1,233)
Increase (decrease) in assets derived from principal
transactions	(391)	27	(7,828)	(1,233)
Total increase (decrease)	(291)	210	(3,347)	(693)
Net assets at September 30, 2003	$ 1,248	$ 1,985	$ 47,192	$ 6,328

Net assets at January 1, 2004	1,346	2,228	51,717	6,460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(21)	187	206
Net realized gain (loss) on investments
and capital gains distributions	-	10	(792)	(1,007)
Net unrealized appreciation (depreciation) of investments	5	37	554	920
Net increase (decrease) in net assets from operations	(2)	26	(51)	119
Changes from principal transactions:
Total unit transactions	(152)	(141)	(9,337)	(1,340)
Increase (decrease) in assets derived from principal
transactions	(152)	(141)	(9,337)	(1,340)
Total increase (decrease)	(154)	(115)	(9,388)	(1,221)
Net assets at September 30, 2004	$ 1,192	$ 2,113	$ 42,329	$ 5,239

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		Federated	Federated
	Federated	Fund for US	High	Federated
	Equity	Government	Income	International
	Income	Securities	Bond	Equity
Net assets at January 1, 2003	$ 10,264	$ 12,674	$ 16,683	$ 6,024

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	310	1,073	(60)
Net realized gain (loss) on investments
and capital gains distributions	(466)	368	(796)	(586)
Net unrealized appreciation (depreciation) of investments	1,400	(577)	2,016	1,408
Net increase (decrease) in net assets from operations	1,029	101	2,293	762
Changes from principal transactions:
Total unit transactions	(1,276)	(2,264)	(2,901)	(744)
Increase (decrease) in assets derived from principal
transactions	(1,276)	(2,264)	(2,901)	(744)
Total increase (decrease)	(247)	(2,163)	(608)	18
Net assets at September 30, 2003	$ 10,017	$ 10,511	$ 16,075	$ 6,042

Net assets at January 1, 2004	11,005	9,833	15,774	6,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	98	318	933	(65)
Net realized gain (loss) on investments
and capital gains distributions	(222)	134	(648)	(372)
Net unrealized appreciation (depreciation) of investments	326	(321)	408	431
Net increase (decrease) in net assets from operations	202	131	693	(6)
Changes from principal transactions:
Total unit transactions	(2,269)	(3,001)	(4,300)	(998)
Increase (decrease) in assets derived from principal
transactions	(2,269)	(3,001)	(4,300)	(998)
Total increase (decrease)	(2,067)	(2,870)	(3,607)	(1,004)
Net assets at September 30, 2004	$ 8,938	$ 6,963	$ 12,167	$ 5,561

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
	Federated
	Mid Cap	Federated	Fidelity®
	Growth	Prime	VIP Asset	Fidelity® VIP
	Strategies	Money	ManagerSM	Contrafund®
Net assets at January 1, 2003	$ 10,415	$ 7,387	$ 11,086	$ 145,571

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(32)	291	(695)
Net realized gain (loss) on investments
and capital gains distributions	(508)	-	(106)	(2,927)
Net unrealized appreciation (depreciation) of investments	2,659	-	844	23,432
Net increase (decrease) in net assets from operations	2,044	(32)	1,029	19,810
Changes from principal transactions:
Total unit transactions	(1,645)	(1,604)	(488)	(782)
Increase (decrease) in assets derived from principal
transactions	(1,645)	(1,604)	(488)	(782)
Total increase (decrease)	399	(1,636)	541	19,028
Net assets at September 30, 2003	$ 10,814	$ 5,751	$ 11,627	$ 164,599

Net assets at January 1, 2004	11,813	4,930	12,034	188,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(117)	(25)	198	(1,197)
Net realized gain (loss) on investments
and capital gains distributions	(251)	-	42	1,139
Net unrealized appreciation (depreciation) of investments	581	-	(381)	9,273
Net increase (decrease) in net assets from operations	213	(25)	(141)	9,215
Changes from principal transactions:
Total unit transactions	(2,004)	(1,124)	(623)	14,835
Increase (decrease) in assets derived from principal
transactions	(2,004)	(1,124)	(623)	14,835
Total increase (decrease)	(1,791)	(1,149)	(764)	24,050
Net assets at September 30, 2004	$ 10,022	$ 3,781	$ 11,270	$ 212,105

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Fidelity®
	VIP Equity-	Fidelity®	Fidelity® VIP	Fidelity® VIP
	Income	VIP Growth	High Income	Index 500
Net assets at January 1, 2003	$ 146,420	$ 98,180	$ 36,456	$ 64,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,322	(678)	2,504	328
Net realized gain (loss) on investments
and capital gains distributions	(6,532)	(3,683)	974	(2,465)
Net unrealized appreciation (depreciation) of investments	23,295	21,323	4,446	10,115
Net increase (decrease) in net assets from operations	18,085	16,962	7,924	7,978
Changes from principal transactions:
Total unit transactions	(233)	(3,574)	6,090	(4,914)
Increase (decrease) in assets derived from principal
transactions	(233)	(3,574)	6,090	(4,914)
Total increase (decrease)	17,852	13,388	14,014	3,064
Net assets at September 30, 2003	$ 164,272	$ 111,568	$ 50,470	$ 67,254

Net assets at January 1, 2004	192,149	125,864	56,970	74,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,179	(826)	4,097	225
Net realized gain (loss) on investments
and capital gains distributions	1,119	(980)	2,303	(72)
Net unrealized appreciation (depreciation) of investments	(359)	(5,361)	(4,736)	16
Net increase (decrease) in net assets from operations	1,939	(7,167)	1,664	169
Changes from principal transactions:
Total unit transactions	5,289	(6,912)	(9,835)	(7,426)
Increase (decrease) in assets derived from principal
transactions	5,289	(6,912)	(9,835)	(7,426)
Total increase (decrease)	7,228	(14,079)	(8,171)	(7,257)
Net assets at September 30, 2004	$ 199,377	$ 111,785	$ 48,799	$ 67,009

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
			Franklin
	Fidelity® VIP		Small	ING GET
	Investment	Fidelity® VIP	Cap Value	Fund -
	Grade Bond	Overseas	Securities	Series D
Net assets at January 1, 2003	$ 2,890	$ 6,617	$ 365	$ 103,698

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	(4)	(2)	2,828
Net realized gain (loss) on investments
and capital gains distributions	74	279	13	(846)
Net unrealized appreciation (depreciation) of investments	(71)	1,273	38	(2,156)
Net increase (decrease) in net assets from operations	88	1,548	49	(174)
Changes from principal transactions:
Total unit transactions	(542)	1,909	58	(9,131)
Increase (decrease) in assets derived from principal
transactions	(542)	1,909	58	(9,131)
Total increase (decrease)	(454)	3,457	107	(9,305)
Net assets at September 30, 2003	$ 2,436	$ 10,074	$ 472	$ 94,393

Net assets at January 1, 2004	2,244	13,904	662	86,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	41	(6)	3,128
Net realized gain (loss) on investments
and capital gains distributions	74	515	49	(8,794)
Net unrealized appreciation (depreciation) of investments	(97)	(918)	55	5,596
Net increase (decrease) in net assets from operations	46	(362)	98	(70)
Changes from principal transactions:
Total unit transactions	(203)	(54)	1,420	(86,361)
Increase (decrease) in assets derived from principal
transactions	(203)	(54)	1,420	(86,361)
Total increase (decrease)	(157)	(416)	1,518	(86,431)
Net assets at September 30, 2004	$ 2,087	$ 13,488	$ 2,180	$ -

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series E	Series G	Series H	Series I
Net assets at January 1, 2003	$ 276,397	$ 163,877	$ 121,603	$ 84,079

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,451	4,111	3,173	1,699
Net realized gain (loss) on investments
and capital gains distributions	(437)	(114)	12	106
Net unrealized appreciation (depreciation) of investments	(5,501)	(3,297)	(2,083)	(824)
Net increase (decrease) in net assets from operations	1,513	700	1,102	981
Changes from principal transactions:
Total unit transactions	(25,282)	(17,345)	(12,055)	(7,303)
Increase (decrease) in assets derived from principal
transactions	(25,282)	(17,345)	(12,055)	(7,303)
Total increase (decrease)	(23,769)	(16,645)	(10,953)	(6,322)
Net assets at September 30, 2003	$ 252,628	$ 147,232	$ 110,650	$ 77,757

Net assets at January 1, 2004	238,886	138,281	105,009	74,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,966	4,158	3,140	1,906
Net realized gain (loss) on investments
and capital gains distributions	(19,910)	(675)	(246)	(80)
Net unrealized appreciation (depreciation) of investments	4,843	(4,365)	(3,635)	(2,474)
Net increase (decrease) in net assets from operations	(2,101)	(882)	(741)	(648)
Changes from principal transactions:
Total unit transactions	(236,785)	(20,955)	(16,432)	(11,271)
Increase (decrease) in assets derived from principal
transactions	(236,785)	(20,955)	(16,432)	(11,271)
Total increase (decrease)	(238,886)	(21,837)	(17,173)	(11,919)
Net assets at September 30, 2004	$ -	$ 116,444	$ 87,836	$ 62,831

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series J	Series K	Series L	Series M
Net assets at January 1, 2003	$ 71,844	$ 81,260	$ 75,255	$ 115,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,525	1,300	1,412	2,101
Net realized gain (loss) on investments
and capital gains distributions	142	263	287	786
Net unrealized appreciation (depreciation) of investments	(1,027)	(940)	(555)	(1,080)
Net increase (decrease) in net assets from operations	640	623	1,144	1,807
Changes from principal transactions:
Total unit transactions	(8,157)	(7,946)	(6,821)	(14,905)
Increase (decrease) in assets derived from principal
transactions	(8,157)	(7,946)	(6,821)	(14,905)
Total increase (decrease)	(7,517)	(7,323)	(5,677)	(13,098)
Net assets at September 30, 2003	$ 64,327	$ 73,937	$ 69,578	$ 102,283

Net assets at January 1, 2004	60,090	70,505	66,868	94,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,647	1,329	1,489	2,429
Net realized gain (loss) on investments
and capital gains distributions	(20)	97	301	415
Net unrealized appreciation (depreciation) of investments	(2,033)	(2,038)	(2,347)	(3,740)
Net increase (decrease) in net assets from operations	(406)	(612)	(557)	(896)
Changes from principal transactions:
Total unit transactions	(10,169)	(9,497)	(12,339)	(13,719)
Increase (decrease) in assets derived from principal
transactions	(10,169)	(9,497)	(12,339)	(13,719)
Total increase (decrease)	(10,575)	(10,109)	(12,896)	(14,615)
Net assets at September 30, 2004	$ 49,515	$ 60,396	$ 53,972	$ 80,103

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series N	Series P	Series Q	Series R
Net assets at January 1, 2003	$ 90,143	$ 76,334	$ 54,826	$ 43,556

Increase (decrease) in net assets
Operations:
Net investment income (loss)	928	656	(761)	(601)
Net realized gain (loss) on investments
and capital gains distributions	78	534	312	203
Net unrealized appreciation (depreciation) of investments	569	(72)	1,683	1,482
Net increase (decrease) in net assets from operations	1,575	1,118	1,234	1,084
Changes from principal transactions:
Total unit transactions	(11,923)	(14,377)	(8,857)	(5,370)
Increase (decrease) in assets derived from principal
transactions	(11,923)	(14,377)	(8,857)	(5,370)
Total increase (decrease)	(10,348)	(13,259)	(7,623)	(4,286)
Net assets at September 30, 2003	$ 79,795	$ 63,075	$ 47,203	$ 39,270

Net assets at January 1, 2004	76,785	58,003	44,336	38,175

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,342	1,121	847	618
Net realized gain (loss) on investments
and capital gains distributions	(6)	248	291	250
Net unrealized appreciation (depreciation) of investments	(1,883)	(1,793)	(1,516)	(1,125)
Net increase (decrease) in net assets from operations	(547)	(424)	(378)	(257)
Changes from principal transactions:
Total unit transactions	(10,602)	(7,722)	(4,394)	(3,791)
Increase (decrease) in assets derived from principal
transactions	(10,602)	(7,722)	(4,394)	(3,791)
Total increase (decrease)	(11,149)	(8,146)	(4,772)	(4,048)
Net assets at September 30, 2004	$ 65,636	$ 49,857	$ 39,564	$ 34,127

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series S	Series T	Series U	Series V
Net assets at January 1, 2003	$ 53,553	$ 39,378	$ 503	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(684)	(491)	(415)	(528)
Net realized gain (loss) on investments
and capital gains distributions	302	341	696	(179)
Net unrealized appreciation (depreciation) of investments	1,764	1,038	1,303	(2,030)
Net increase (decrease) in net assets from operations	1,382	888	1,584	(2,737)
Changes from principal transactions:
Total unit transactions	(7,420)	(7,493)	28,623	81,119
Increase (decrease) in assets derived from principal
transactions	(7,420)	(7,493)	28,623	81,119
Total increase (decrease)	(6,038)	(6,605)	30,207	78,382
Net assets at September 30, 2003	$ 47,515	$ 32,773	$ 30,710	$ 78,382

Net assets at January 1, 2004	44,140	32,020	30,078	74,677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	474	389	123	(315)
Net realized gain (loss) on investments
and capital gains distributions	1,002	702	1,383	(71)
Net unrealized appreciation (depreciation) of investments	(1,740)	(1,330)	(1,708)	200
Net increase (decrease) in net assets from operations	(264)	(239)	(202)	(186)
Changes from principal transactions:
Total unit transactions	(6,262)	(2,839)	(2,558)	(16,605)
Increase (decrease) in assets derived from principal
transactions	(6,262)	(2,839)	(2,558)	(16,605)
Total increase (decrease)	(6,526)	(3,078)	(2,760)	(16,791)
Net assets at September 30, 2004	$ 37,614	$ 28,942	$ 27,318	$ 57,886

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

		ING VP	ING VP	ING VP
	ING VP	Emerging	Intermediate	Money
	Balanced	Markets	Bond	Market
Net assets at January 1, 2003	$ 148,868	$ 649	$ 164,563	$ 262,556

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,770	(7)	1,266	1,888
Net realized gain (loss) on investments
and capital gains distributions	(5,405)	(23)	956	(1,666)
Net unrealized appreciation (depreciation) of investments	17,549	183	4,479	(874)
Net increase (decrease) in net assets from operations	13,914	153	6,701	(652)
Changes from principal transactions:
Total unit transactions	(5,989)	(75)	(18,930)	(54,199)
Increase (decrease) in assets derived from principal
transactions	(5,989)	(75)	(18,930)	(54,199)
Total increase (decrease)	7,925	78	(12,229)	(54,851)
Net assets at September 30, 2003	$ 156,793	$ 727	$ 152,334	$ 207,705

Net assets at January 1, 2004	172,818	809	143,435	173,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,020	(8)	4,889	466
Net realized gain (loss) on investments
and capital gains distributions	(2,869)	17	5,006	(344)
Net unrealized appreciation (depreciation) of investments	3,848	13	(6,360)	(638)
Net increase (decrease) in net assets from operations	2,999	22	3,535	(516)
Changes from principal transactions:
Total unit transactions	3,073	(117)	(5,034)	23,244
Increase (decrease) in assets derived from principal
transactions	3,073	(117)	(5,034)	23,244
Total increase (decrease)	6,072	(95)	(1,499)	22,728
Net assets at September 30, 2004	$ 178,890	$ 714	$ 141,936	$ 196,622

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP	ING	ING MFS	ING T. Rowe
	Natural	Julius Baer	Total	Price Equity
	Resources	Foreign	Return	Income
Net assets at January 1, 2003	$ 1,567	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	-	-	(1)
Net realized gain (loss) on investments
and capital gains distributions	(23)	-	-	-
Net unrealized appreciation (depreciation) of investments	170	-	-	5
Net increase (decrease) in net assets from operations	133	-	-	4
Changes from principal transactions:
Total unit transactions	(183)	-	23	585
Increase (decrease) in assets derived from principal
transactions	(183)	-	23	585
Total increase (decrease)	(50)	-	23	589
Net assets at September 30, 2003	$ 1,517	$ -	$ 23	$ 589

Net assets at January 1, 2004	1,732	-	401	704

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(6)	(8)
Net realized gain (loss) on investments
and capital gains distributions	34	-	17	13
Net unrealized appreciation (depreciation) of investments	80	1	12	47
Net increase (decrease) in net assets from operations	116	1	23	52
Changes from principal transactions:
Total unit transactions	(206)	11	708	848
Increase (decrease) in assets derived from principal
transactions	(206)	11	708	848
Total increase (decrease)	(90)	12	731	900
Net assets at September 30, 2004	$ 1,642	$ 12	$ 1,132	$ 1,604

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
				ING American
	ING Aeltus	ING Alger		Century
	Enhanced	Aggressive	ING Alger	SmallCap
	Index	Growth	Growth	Value
Net assets at January 1, 2003	$ -	$ 179	$ 9	$ 173

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(1)	(2)
Net realized gain (loss) on investments
and capital gains distributions	1	50	7	10
Net unrealized appreciation (depreciation) of investments	(1)	7	-	50
Net increase (decrease) in net assets from operations	-	55	6	58
Changes from principal transactions:
Total unit transactions	17	180	274	250
Increase (decrease) in assets derived from principal
transactions	17	180	274	250
Total increase (decrease)	17	235	280	308
Net assets at September 30, 2003	$ 17	$ 414	$ 289	$ 481

Net assets at January 1, 2004	6	1,017	380	561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	(3)	(5)
Net realized gain (loss) on investments
and capital gains distributions	-	56	4	60
Net unrealized appreciation (depreciation) of investments	(1)	(84)	(31)	(11)
Net increase (decrease) in net assets from operations	(1)	(34)	(30)	44
Changes from principal transactions:
Total unit transactions	69	(186)	51	235
Increase (decrease) in assets derived from principal
transactions	69	(186)	51	235
Total increase (decrease)	68	(220)	21	279
Net assets at September 30, 2004	$ 74	$ 797	$ 401	$ 840
The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
	ING	ING Goldman		ING
	Baron	Sachs®	ING	JPMorgan
	Small Cap	Capital	JPMorgan	MidCap
	Growth	Growth	International	Value
Net assets at January 1, 2003	$ 193	$ 18	$ 24,044	$ 87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	86	(2)
Net realized gain (loss) on investments
and capital gains distributions	25	-	3,129	-
Net unrealized appreciation (depreciation) of investments	54	3	146	44
Net increase (decrease) in net assets from operations	76	3	3,361	42
Changes from principal transactions:
Total unit transactions	778	1	1	365
Increase (decrease) in assets derived from principal
transactions	778	1	1	365
Total increase (decrease)	854	4	3,362	407
Net assets at September 30, 2003	$ 1,047	$ 22	$ 27,406	$ 494

Net assets at January 1, 2004	1,381	25	34,019	678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(1)	116	(6)
Net realized gain (loss) on investments
and capital gains distributions	136	-	1,671	22
Net unrealized appreciation (depreciation) of investments	(9)	3	(668)	52
Net increase (decrease) in net assets from operations	115	2	1,119	68
Changes from principal transactions:
Total unit transactions	461	256	6,221	1,009
Increase (decrease) in assets derived from principal
transactions	461	256	6,221	1,009
Total increase (decrease)	576	258	7,340	1,077
Net assets at September 30, 2004	$ 1,957	$ 283	$ 41,359	$ 1,755

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
			ING	ING
	ING MFS	ING MFS	OpCap	PIMCO
	Capital	Global	Balanced	Total
	Opportunities	Growth	Value	Return
Net assets at January 1, 2003	$ 35,741	$ 1	$ 15	$ 1,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(256)	-	10	(16)
Net realized gain (loss) on investments
and capital gains distributions	(7,102)	1	6	55
Net unrealized appreciation (depreciation) of investments	12,258	2	5	21
Net increase (decrease) in net assets from operations	4,900	3	21	60
Changes from principal transactions:
Total unit transactions	(3,633)	6	663	993
Increase (decrease) in assets derived from principal
transactions	(3,633)	6	663	993
Total increase (decrease)	1,267	9	684	1,053
Net assets at September 30, 2003	$ 37,008	$ 10	$ 699	$ 2,328

Net assets at January 1, 2004	39,287	5	1,250	2,613

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(184)	-	5	(21)
Net realized gain (loss) on investments
and capital gains distributions	(436)	1	42	42
Net unrealized appreciation (depreciation) of investments	677	-	4	47
Net increase (decrease) in net assets from operations	57	1	51	68
Changes from principal transactions:
Total unit transactions	(4,005)	-	661	579
Increase (decrease) in assets derived from principal
transactions	(4,005)	-	661	579
Total increase (decrease)	(3,948)	1	712	647
Net assets at September 30, 2004	$ 35,339	$ 6	$ 1,962	$ 3,260

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
	ING Salomon	ING Salomon	ING Salomon
	Brothers	Brothers	Brothers	ING T. Rowe
	Aggressive	Fundamental	Investors	Price Growth
	Growth	Value	Value	Equity
Net assets at January 1, 2003	$ 47,008	$ 5	$ 14	$ 58,443

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(491)	2	1	(514)
Net realized gain (loss) on investments
and capital gains distributions	(3,295)	80	1	(1,896)
Net unrealized appreciation (depreciation) of investments	14,333	(9)	3	11,368
Net increase (decrease) in net assets from operations	10,547	73	5	8,958
Changes from principal transactions:
Total unit transactions	(2,949)	302	111	(1,514)
Increase (decrease) in assets derived from principal
transactions	(2,949)	302	111	(1,514)
Total increase (decrease)	7,598	375	116	7,444
Net assets at September 30, 2003	$ 54,606	$ 380	$ 130	$ 65,887

Net assets at January 1, 2004	58,639	1,215	179	74,887

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(555)	(10)	-	(603)
Net realized gain (loss) on investments
and capital gains distributions	(105)	59	22	273
Net unrealized appreciation (depreciation) of investments	770	(77)	(28)	(1,063)
Net increase (decrease) in net assets from operations	110	(28)	(6)	(1,393)
Changes from principal transactions:
Total unit transactions	(5,746)	282	191	(4,371)
Increase (decrease) in assets derived from principal
transactions	(5,746)	282	191	(4,371)
Total increase (decrease)	(5,636)	254	185	(5,764)
Net assets at September 30, 2004	$ 53,003	$ 1,469	$ 364	$ 69,123

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
				ING VP
		ING UBS U.S.	ING Van	Strategic
	ING UBS U.S.	Large Cap	Kampen	Allocation
	Allocation	Equity	Comstock	Balanced
Net assets at January 1, 2003	$ -	$ 40,669	$ 319	$ 14,344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(153)	(3)	84
Net realized gain (loss) on investments
and capital gains distributions	-	(1,808)	-	(424)
Net unrealized appreciation (depreciation) of investments	1	6,336	66	1,594
Net increase (decrease) in net assets from operations	1	4,375	63	1,254
Changes from principal transactions:
Total unit transactions	-	(5,309)	355	(800)
Increase (decrease) in assets derived from principal
transactions	-	(5,309)	355	(800)
Total increase (decrease)	1	(934)	418	454
Net assets at September 30, 2003	$ 1	$ 39,735	$ 737	$ 14,798

Net assets at January 1, 2004	53	42,940	899	16,937

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(77)	(9)	59
Net realized gain (loss) on investments
and capital gains distributions	1	(237)	44	52
Net unrealized appreciation (depreciation) of investments	-	1,438	45	146
Net increase (decrease) in net assets from operations	-	1,124	80	257
Changes from principal transactions:
Total unit transactions	55	(3,396)	829	2,593
Increase (decrease) in assets derived from principal
transactions	55	(3,396)	829	2,593
Total increase (decrease)	55	(2,272)	909	2,850
Net assets at September 30, 2004	$ 108	$ 40,668	$ 1,808	$ 19,787

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
	ING VP	ING VP
	Strategic	Strategic	ING VP	ING GET
	Allocation	Allocation	Growth and	U.S. Core -
	Growth	Income	Income	Series 1
Net assets at January 1, 2003	$ 11,257	$ 20,088	$ 415,966	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	264	(3,350)	(36)
Net realized gain (loss) on investments
and capital gains distributions	(244)	(277)	(55,769)	1
Net unrealized appreciation (depreciation) of investments	1,549	1,231	100,018	115
Net increase (decrease) in net assets from operations	1,307	1,218	40,899	80
Changes from principal transactions:
Total unit transactions	852	(2,390)	(42,595)	26,125
Increase (decrease) in assets derived from principal
transactions	852	(2,390)	(42,595)	26,125
Total increase (decrease)	2,159	(1,172)	(1,696)	26,205
Net assets at September 30, 2003	$ 13,416	$ 18,916	$ 414,270	$ 26,205

Net assets at January 1, 2004	14,808	19,422	455,361	25,945

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	163	395	(185)
Net realized gain (loss) on investments
and capital gains distributions	38	30	(28,174)	152
Net unrealized appreciation (depreciation) of investments	112	143	18,536	(90)
Net increase (decrease) in net assets from operations	171	336	(9,243)	(123)
Changes from principal transactions:
Total unit transactions	(608)	(1,681)	(42,680)	(2,444)
Increase (decrease) in assets derived from principal
transactions	(608)	(1,681)	(42,680)	(2,444)
Total increase (decrease)	(437)	(1,345)	(51,923)	(2,567)
Net assets at September 30, 2004	$ 14,371	$ 18,077	$ 403,438	$ 23,378

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING GET	ING GET	ING GET	ING GET
	U.S. Core -	U.S. Core -	U.S. Core -	U.S. Core -
	Series 2	Series 3	Series 4	Series 5
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	-	-	-	-
Net increase (decrease) in net assets from operations	(1)	-	-	-
Changes from principal transactions:
Total unit transactions	1,293	-	-	-
Increase (decrease) in assets derived from principal
transactions	1,293	-	-	-
Total increase (decrease)	1,292	-	-	-
Net assets at September 30, 2003	$ 1,292	$ -	$ -	$ -

Net assets at January 1, 2004	24,501	1,965	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(298)	(645)	(53)	(11)
Net realized gain (loss) on investments
and capital gains distributions	58	(109)	2	-
Net unrealized appreciation (depreciation) of investments	216	(700)	140	(7)
Net increase (decrease) in net assets from operations	(24)	(1,454)	89	(18)
Changes from principal transactions:
Total unit transactions	(2,558)	56,140	8,210	5,049
Increase (decrease) in assets derived from principal
transactions	(2,558)	56,140	8,210	5,049
Total increase (decrease)	(2,582)	54,686	8,299	5,031
Net assets at September 30, 2004	$ 21,919	$ 56,651	$ 8,299	$ 5,031

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
		ING VP
	ING GET	Global		ING VP
	U.S. Core -	Science and	ING VP	Index Plus
	Series 6	Technology	Growth	LargeCap
Net assets at January 1, 2003	$ -	$ 6,564	$ 28,286	$ 154,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(69)	(250)	308
Net realized gain (loss) on investments
and capital gains distributions	-	(979)	(1,298)	(6,464)
Net unrealized appreciation (depreciation) of investments	-	2,771	6,110	22,997
Net increase (decrease) in net assets from operations	-	1,723	4,562	16,841
Changes from principal transactions:
Total unit transactions	-	1,481	(2,766)	(5,833)
Increase (decrease) in assets derived from principal
transactions	-	1,481	(2,766)	(5,833)
Total increase (decrease)	-	3,204	1,796	11,008
Net assets at September 30, 2003	$ -	$ 9,768	$ 30,082	$ 165,425

Net assets at January 1, 2004	-	13,372	32,091	186,926

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(55)	(104)	(221)	170
Net realized gain (loss) on investments
and capital gains distributions	2	1,330	(286)	(67)
Net unrealized appreciation (depreciation) of investments	44	(3,293)	(773)	380
Net increase (decrease) in net assets from operations	(9)	(2,067)	(1,280)	483
Changes from principal transactions:
Total unit transactions	99,783	(1,950)	(3,885)	(11,450)
Increase (decrease) in assets derived from principal
transactions	99,783	(1,950)	(3,885)	(11,450)
Total increase (decrease)	99,774	(4,017)	(5,165)	(10,967)
Net assets at September 30, 2004	$ 99,774	$ 9,355	$ 26,926	$ 175,959

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	International	Small
	MidCap	SmallCap	Equity	Company
Net assets at January 1, 2003	$ 11,779	$ 4,275	$ 5,228	$ 52,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	(18)	13	(356)
Net realized gain (loss) on investments
and capital gains distributions	(754)	(391)	486	(4,271)
Net unrealized appreciation (depreciation) of investments	2,690	1,082	231	16,524
Net increase (decrease) in net assets from operations	1,919	673	730	11,897
Changes from principal transactions:
Total unit transactions	(1,522)	409	149	3,709
Increase (decrease) in assets derived from principal
transactions	(1,522)	409	149	3,709
Total increase (decrease)	397	1,082	879	15,606
Net assets at September 30, 2003	$ 12,176	$ 5,357	$ 6,107	$ 67,764

Net assets at January 1, 2004	15,032	6,712	8,924	80,458

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(33)	33	(504)
Net realized gain (loss) on investments
and capital gains distributions	201	495	457	1,110
Net unrealized appreciation (depreciation) of investments	378	54	(369)	(1,061)
Net increase (decrease) in net assets from operations	545	516	121	(455)
Changes from principal transactions:
Total unit transactions	266	312	1,794	(2,095)
Increase (decrease) in assets derived from principal
transactions	266	312	1,794	(2,095)
Total increase (decrease)	811	828	1,915	(2,550)
Net assets at September 30, 2004	$ 15,843	$ 7,540	$ 10,839	$ 77,908

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
		ING VP	ING VP
	ING VP	Growth	Growth	ING VP
	Value	Opportunities	Opportunities	International
	Opportunity	- Class I	- Class S	Value
Net assets at January 1, 2003	$ 17,001	$ 384	$ 125	$ 404

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(2)	(2)	6
Net realized gain (loss) on investments
and capital gains distributions	(740)	(1)	(15)	(10)
Net unrealized appreciation (depreciation) of investments	2,343	20	57	139
Net increase (decrease) in net assets from operations	1,582	17	40	135
Changes from principal transactions:
Total unit transactions	(1,313)	(381)	381	504
Increase (decrease) in assets derived from principal
transactions	(1,313)	(381)	381	504
Total increase (decrease)	269	(364)	421	639
Net assets at September 30, 2003	$ 17,270	$ 20	$ 546	$ 1,043

Net assets at January 1, 2004	18,645	49	853	1,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	-	(3)	7
Net realized gain (loss) on investments
and capital gains distributions	(339)	7	117	31
Net unrealized appreciation (depreciation) of investments	614	(4)	(79)	19
Net increase (decrease) in net assets from operations	263	3	35	57
Changes from principal transactions:
Total unit transactions	(3,093)	(52)	(888)	955
Increase (decrease) in assets derived from principal
transactions	(3,093)	(52)	(888)	955
Total increase (decrease)	(2,830)	(49)	(853)	1,012
Net assets at September 30, 2004	$ 15,815	$ -	$ -	$ 2,211

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
			ING VP	ING VP
	ING VP	ING VP	MidCap	MidCap
	MagnaCap	MagnaCap	Opportunities	Opportunities
	- Class I	- Class S	- Class I	- Class S
Net assets at January 1, 2003	$ 27	$ 490	$ 76	$ 2,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(5)	(33)
Net realized gain (loss) on investments
and capital gains distributions	(4)	(50)	119	(176)
Net unrealized appreciation (depreciation) of investments	8	116	59	795
Net increase (decrease) in net assets from operations	4	64	173	586
Changes from principal transactions:
Total unit transactions	1	105	967	1,642
Increase (decrease) in assets derived from principal
transactions	1	105	967	1,642
Total increase (decrease)	5	169	1,140	2,228
Net assets at September 30, 2003	$ 32	$ 659	$ 1,216	$ 4,811

Net assets at January 1, 2004	42	928	905	6,818

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(4)	(86)
Net realized gain (loss) on investments
and capital gains distributions	-	(5)	134	228
Net unrealized appreciation (depreciation) of investments	-	11	(128)	(576)
Net increase (decrease) in net assets from operations	-	5	2	(434)
Changes from principal transactions:
Total unit transactions	72	444	(367)	2,801
Increase (decrease) in assets derived from principal
transactions	72	444	(367)	2,801
Total increase (decrease)	72	449	(365)	2,367
Net assets at September 30, 2004	$ 114	$ 1,377	$ 540	$ 9,185

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
		ING VP	ING VP
		SmallCap	SmallCap
	ING VP	Opportunities	Opportunities	Janus Aspen
	Real Estate	- Class R	- Class S	Balanced
Net assets at January 1, 2003	$ -	$ 58	$ 1,772	$ 197,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(20)	612
Net realized gain (loss) on investments
and capital gains distributions	-	-	(457)	(2,096)
Net unrealized appreciation (depreciation) of investments	-	10	888	12,344
Net increase (decrease) in net assets from operations	-	10	411	10,860
Changes from principal transactions:
Total unit transactions	-	1,182	851	(19,104)
Increase (decrease) in assets derived from principal
transactions	-	1,182	851	(19,104)
Total increase (decrease)	-	1,192	1,262	(8,244)
Net assets at September 30, 2003	$ -	$ 1,250	$ 3,034	$ 189,581

Net assets at January 1, 2004	-	1,392	4,528	186,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(46)	(270)
Net realized gain (loss) on investments
and capital gains distributions	-	(4)	344	314
Net unrealized appreciation (depreciation) of investments	1	11	(620)	1,783
Net increase (decrease) in net assets from operations	1	5	(322)	1,827
Changes from principal transactions:
Total unit transactions	396	(1,241)	204	(30,704)
Increase (decrease) in assets derived from principal
transactions	396	(1,241)	204	(30,704)
Total increase (decrease)	397	(1,236)	(118)	(28,877)
Net assets at September 30, 2004	$ 397	$ 156	$ 4,410	$ 157,654

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Janus Aspen		Janus Aspen	Janus Aspen
	Flexible	Janus Aspen	MidCap	Worldwide
	Income	Growth	Growth	Growth
Net assets at January 1, 2003	$ 28,392	$ 98,503	$ 77,233	$ 198,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	392	(902)	(701)	(167)
Net realized gain (loss) on investments
and capital gains distributions	478	(4,237)	(5,299)	(11,407)
Net unrealized appreciation (depreciation) of investments	429	18,981	20,561	26,759
Net increase (decrease) in net assets from operations	1,299	13,842	14,561	15,185
Changes from principal transactions:
Total unit transactions	(4,250)	(12,935)	(8,935)	(28,337)
Increase (decrease) in assets derived from principal
transactions	(4,250)	(12,935)	(8,935)	(28,337)
Total increase (decrease)	(2,951)	907	5,626	(13,152)
Net assets at September 30, 2003	$ 25,441	$ 99,410	$ 82,859	$ 185,128

Net assets at January 1, 2004	22,158	105,326	88,717	190,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	288	(853)	(772)	(809)
Net realized gain (loss) on investments
and capital gains distributions	506	(670)	1,286	(3,418)
Net unrealized appreciation (depreciation) of investments	(448)	(4,056)	2,762	(5,925)
Net increase (decrease) in net assets from operations	346	(5,579)	3,276	(10,152)
Changes from principal transactions:
Total unit transactions	(5,685)	(16,666)	(10,652)	(31,593)
Increase (decrease) in assets derived from principal
transactions	(5,685)	(16,666)	(10,652)	(31,593)
Total increase (decrease)	(5,339)	(22,245)	(7,376)	(41,745)
Net assets at September 30, 2004	$ 16,819	$ 83,081	$ 81,341	$ 149,178

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Lord Abbett	Lord Abbett	MFS®	MFS®
	Growth and	MidCap	Strategic	Total
	Income	Value	Income	Return
Net assets at January 1, 2003	$ 422	$ 474	$ 2,720	$ 91,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(5)	125	722
Net realized gain (loss) on investments
and capital gains distributions	(11)	(22)	49	(780)
Net unrealized appreciation (depreciation) of investments	105	119	5	6,834
Net increase (decrease) in net assets from operations	88	92	179	6,776
Changes from principal transactions:
Total unit transactions	1,100	416	(312)	1,258
Increase (decrease) in assets derived from principal
transactions	1,100	416	(312)	1,258
Total increase (decrease)	1,188	508	(133)	8,034
Net assets at September 30, 2003	$ 1,610	$ 982	$ 2,587	$ 99,759

Net assets at January 1, 2004	3,110	1,217	2,524	110,405

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	(11)	101	797
Net realized gain (loss) on investments
and capital gains distributions	244	69	52	126
Net unrealized appreciation (depreciation) of investments	(263)	73	(81)	2,399
Net increase (decrease) in net assets from operations	(53)	131	72	3,322
Changes from principal transactions:
Total unit transactions	2,397	1,308	(199)	11,056
Increase (decrease) in assets derived from principal
transactions	2,397	1,308	(199)	11,056
Total increase (decrease)	2,344	1,439	(127)	14,378
Net assets at September 30, 2004	$ 5,454	$ 2,656	$ 2,397	$ 124,783

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Aggressive	Global	Main	Strategic
	Growth	Securities	Street®	Bond
Net assets at January 1, 2003	$ 23,930	$ 15,177	$ 48,801	$ 32,735

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(241)	(24)	(18)	1,949
Net realized gain (loss) on investments
and capital gains distributions	(982)	(915)	(1,463)	427
Net unrealized appreciation (depreciation) of investments	5,312	4,027	7,275	1,793
Net increase (decrease) in net assets from operations	4,089	3,088	5,794	4,169
Changes from principal transactions:
Total unit transactions	(1,280)	1,400	2,211	2,300
Increase (decrease) in assets derived from principal
transactions	(1,280)	1,400	2,211	2,300
Total increase (decrease)	2,809	4,488	8,005	6,469
Net assets at September 30, 2003	$ 26,739	$ 19,665	$ 56,806	$ 39,204

Net assets at January 1, 2004	29,115	29,539	65,121	42,500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(288)	118	(97)	1,896
Net realized gain (loss) on investments
and capital gains distributions	9	354	(2)	586
Net unrealized appreciation (depreciation) of investments	1,834	(81)	(283)	(1,334)
Net increase (decrease) in net assets from operations	1,555	391	(382)	1,148
Changes from principal transactions:
Total unit transactions	(1,539)	7,720	(425)	5,563
Increase (decrease) in assets derived from principal
transactions	(1,539)	7,720	(425)	5,563
Total increase (decrease)	16	8,111	(807)	6,711
Net assets at September 30, 2004	$ 29,131	$ 37,650	$ 64,314	$ 49,211

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
		Pioneer		Pioneer
		Equity	Pioneer	MidCap
	PIMCO VIT	Income	Fund	Value
	Real Return	VCT	VCT	VCT
Net assets at January 1, 2003	$ -	$ 153	$ 1	$ 30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	(8)	-	10
Net unrealized appreciation (depreciation) of investments	-	24	-	7
Net increase (decrease) in net assets from operations	-	18	-	17
Changes from principal transactions:
Total unit transactions	-	49	(1)	261
Increase (decrease) in assets derived from principal
transactions	-	49	(1)	261
Total increase (decrease)	-	67	(1)	278
Net assets at September 30, 2003	$ -	$ 220	$ -	$ 308

Net assets at January 1, 2004	-	253	4	739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	5	-	(4)
Net realized gain (loss) on investments
and capital gains distributions	-	24	-	80
Net unrealized appreciation (depreciation) of investments	1	-	-	49
Net increase (decrease) in net assets from operations	1	29	-	125
Changes from principal transactions:
Total unit transactions	112	461	6	1,233
Increase (decrease) in assets derived from principal
transactions	112	461	6	1,233
Total increase (decrease)	113	490	6	1,358
Net assets at September 30, 2004	$ 113	$ 743	$ 10	$ 2,097

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Statements of Changes in Net Assets

For the nine months ended September 30, 2004 and 2003

(Dollars in thousands)

(Unaudited)
		SP
		William Blair		Wanger U.S.
	Prudential	International	UBS U.S.	Smaller
	Jennison	Growth	Allocation	Companies
Net assets at January 1, 2003	$ 427	$ 214	$ 9,725	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(5)	(10)	-
Net realized gain (loss) on investments
and capital gains distributions	(4)	72	(165)	-
Net unrealized appreciation (depreciation) of investments	84	48	1,374	-
Net increase (decrease) in net assets from operations	75	115	1,199	-
Changes from principal transactions:
Total unit transactions	249	721	(255)	-
Increase (decrease) in assets derived from principal
transactions	249	721	(255)	-
Total increase (decrease)	324	836	944	-
Net assets at September 30, 2003	$ 751	$ 1,050	$ 10,669	$ -

Net assets at January 1, 2004	859	3,269	11,708	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(37)	(26)	-
Net realized gain (loss) on investments
and capital gains distributions	67	197	12	-
Net unrealized appreciation (depreciation) of investments	(88)	(133)	184	3
Net increase (decrease) in net assets from operations	(30)	27	170	3
Changes from principal transactions:
Total unit transactions	267	1,396	(1,385)	72
Increase (decrease) in assets derived from principal
transactions	267	1,396	(1,385)	72
Total increase (decrease)	237	1,423	(1,215)	75
Net assets at September 30, 2004	$ 1,096	$ 4,692	$ 10,493	$ 75

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)
  Organization

  ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Insurance Company of America ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

  At September 30, 2004, the Account had 120 investment divisions (the "Divisions"), 52 of which invest in independently managed mutual funds and 68 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2004, and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I Shares

  AIM V.I. Core Equity Fund - Series I Shares

  AIM V.I. Government Securities Fund - Series I Shares

  AIM V.I. Growth Fund - Series I Shares

  AIM V.I. Premier Equity Fund - Series I Shares

  Alger American Funds:

  Alger American Balanced Portfolio

  Alger American Income & Growth Portfolio

  Alger American Leveraged AllCap Portfolio

  AllianceBernstein Variable Products Series Fund, Inc.:

  AllianceBernstein VPSF Growth and Income Class A

  AllianceBernstein VPSF Premier Growth Class A

  AllianceBernstein VPSF Quasar Class A

  American Century® Investments:

  American Century® VP Balanced Fund

  American Century® VP International Fund

  Calvert Social Balanced Portfolio

  Federated Insurance Series:

  Federated American Leaders Fund II

  Federated Capital Income Fund II

  Federated Equity Income Fund II

  Federated Fund for U.S. Government Securities II

  Federated Growth Strategies Fund II

  Federated High Income Bond Fund II

  Federated International Equity Fund II

  Federated Mid Cap Growth Strategies Fund II**

  Federated Prime Money Fund II

  Fidelity® Variable Insurance Products Fund:

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Fidelity® Variable Insurance Products Fund (continued):

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

  Franklin Templeton Variable Insurance Products Trust:

  Franklin Small Cap Value Securities Fund - Class 2

  ING GET Fund:

  ING GET Fund - Series G

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series M

  ING GET Fund - Series N

  ING GET Fund - Series P

  ING GET Fund - Series Q

  ING GET Fund - Series R

  ING GET Fund - Series S

  ING GET Fund - Series T

  ING GET Fund - Series U

  ING GET Fund - Series V*

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING Julius Baer Foreign Portfolio - Service Class**

  ING MFS Total Return Portfolio - Service Class*

  ING T. Rowe Price Equity Income Portfolio - Service Class*

  ING Partners, Inc.:

  ING Aeltus Enhanced Index Portfolio - Service Class*

  ING Alger Aggressive Growth Portfolio - Service Class

  ING Alger Growth Portfolio - Service Class

  ING Partners, Inc. (continued):

  ING American Century Small Cap Value Portfolio - Service Class

  ING Baron Small Cap Growth Portfolio - Service Class

  ING Goldman Sachs® Capital Growth Portfolio - Service Class

  ING JPMorgan International Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Service Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING MFS Global Growth Portfolio - Service Class

  ING MFS Research Equity Portfolio - Initial Class

  ING OpCap Balanced Value Portfolio - Service Class

  ING PIMCO Total Return Portfolio - Service Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING Salomon Brothers Fundamental Value Portfolio - Service Class

  ING Salomon Brothers Investors Value Portfolio - Service Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING UBS Tactical Asset Allocation Portfolio - Service Class

  ING Van Kampen Comstock Portfolio - Service Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Insurance Trust:

  ING GET U.S. Core Portfolio - Series 1*

  ING GET U.S. Core Portfolio - Series 2*

  ING GET U.S. Core Portfolio - Series 3*

  ING GET U.S. Core Portfolio - Series 4**

  ING GET U.S. Core Portfolio - Series 5**

  ING GET U.S. Core Portfolio - Series 6**

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  ING Variable Portfolios, Inc.:

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  ING Variable Products Trust:

  ING VP International Value Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP MagnaCap Portfolio - Class S

  ING VP MidCap Opportunities Portfolio - Class I

  ING VP MidCap Opportunities Portfolio - Class S

  ING VP Real Estate Portfolio - Class I**

  ING VP SmallCap Opportunities Portfolio - Class I

  ING VP SmallCap Opportunities Portfolio - Class S

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio - Inst Shares

  Janus Aspen Flexible Income Portfolio - Inst Shares

  Janus Aspen Growth Portfolio - Inst Shares

  Janus Aspen Mid Cap Growth Portfolio - Inst Shares

  Janus Aspen Worldwide Growth Portfolio - Inst Shares

  Lord Abbett Funds:

  Lord Abbett Growth and Income Portfolio

  Lord Abbett Mid-Cap Value Portfolio

  MFS® Funds:

  MFS ® Strategic Income Series

  MFS® Total Return Series - Initial Class

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA

  Oppenheimer Strategic Bond Fund/VA

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio - Class I

  Pioneer Fund VCT Portfolio - Class I

  Pioneer Mid Cap Value VCT Portfolio - Class I

  PIMCO VIT Real Return Portfolio - Admin Class**

  Prudential Series Fund, Inc.:

  Jennison Portfolio - Class II Shares

  SP William Blair International Growth Portfolio - Class II Shares

  Wanger Advisors Trust:

  Wanger U.S. Smaller Companies

  UBS Series Trust:

  UBS Tactical Allocation Portfolio - Class I

  * Investment Division added in 2003

  ** Investment Division added in 2004

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING VP Balanced Portfolio, Inc. - Class I	ING VP Balanced Portfolio, Inc. - Class R
ING VP Intermediate Bond Portfolio - Class I	ING VP Bond Portfolio - Class R
ING VP Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class R
ING Partners, Inc.:	ING Partners, Inc.:
ING UBS U.S. Allocation Portfolio	ING UBS Tactical Allocation Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING MFS Research Equity Portfolio - Initial Class
Class
ING Strategic Allocation Portfolios, Inc.:	ING Generations Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio -	ING VP Strategic Allocation Balanced Portfolio -
Class I	Class R
ING VP Strategic Allocation Growth Portfolio -	ING VP Strategic Allocation Growth Portfolio -
Class I	Class R
ING VP Strategic Allocation Income Portfolio -	ING VP Strategic Allocation Income Portfolio -
Class I	Class R
ING Variable Funds:	ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Growth Portfolio - Class I	ING VP Growth Portfolio - Class R
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING VP International Equity Portfolio - Class I	ING VP International Equity Portfolio - Class R
ING VP Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class R
ING VP Global Science and Technology Portfolio -	ING VP Technology Portfolio - Class R
Class I
ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R
MFS® Funds:	MFS® Funds:
MFS® Strategic Income Series	MFS® Global Governments Series

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

  Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

  Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

  Administrative Charges

  A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

  Contract Maintenance Charges

  An annual contract or certificate maintenance fee of up to $20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

  Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

  Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Related Party Transactions

  During the nine months ended September 30, 2004, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follows:

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	$ 591	$ 2,787	$ 1,482	$ 2,340
AIM V.I. Core Equity	2,401	6,688	2,142	3,490
AIM V.I. Government Securities	3,310	4,377	5,703	13,588
AIM V.I. Growth	1,016	2,420	793	2,327
AIM V.I. Premier Equity	245	6,461	916	6,485
Alger American Funds:
Alger American Balanced	171	572	130	545
Alger American Income & Growth	105	1,427	67	810
Alger American Leveraged AllCap	22	1,363	2	843
AllianceBernstein Variable Products
Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income	9,355	2,279	5,160	3,078
AllianceBernstein VPSF Premier Growth	985	1,248	1,444	1,162
AllianceBernstein VPSF Quasar	1,874	1,631	2,021	540
American Century® Investments:
American Century® VP Balanced	64	274	40	171
American Century® VP International	8	167	20	414
Calvert Social Balanced	239	401	365	355
Federated Insurance Series:
Federated American Leaders	1,165	10,315	1,093	8,652
Federated Capital Income	358	1,492	518	1,378
Federated Equity Income	310	2,481	554	1,735
Federated Fund for U.S. Government Securities	1,201	3,836	1,153	3,051
Federated High Income Bond	2,446	5,813	1,542	3,370
Federated International Equity	61	1,124	230	1,034
Federated Mid Cap Growth Strategies	46	2,167	348	2,100
Federated Prime Money	923	2,072	2,015	3,651
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	1,156	1,581	1,416	1,613
Fidelity® VIP Contrafund®	23,688	10,050	18,890	20,367
Fidelity® VIP Equity-Income	25,324	18,123	32,776	31,687
Fidelity® VIP Growth	6,333	14,071	7,005	11,257
Fidelity® VIP High Income	11,624	17,362	24,025	15,431
Fidelity® VIP Index 500	2,780	9,981	6,273	10,859
Fidelity® VIP Investment Grade Bond	211	279	221	638
Fidelity® VIP Overseas	6,783	6,796	18,024	16,119

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in Thousands)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	$ 1,594	$ 180	$ 311	$ 255
ING GET Fund:
ING GET Fund - Series D	3,233	86,466	4,043	10,346
ING GET Fund - Series E	15,758	239,577	10,996	28,827
ING GET Fund - Series G	5,931	22,728	6,123	19,357
ING GET Fund - Series H	4,437	17,729	4,789	13,671
ING GET Fund - Series I	2,795	12,160	2,874	8,478
ING GET Fund - Series J	2,510	11,032	2,414	9,046
ING GET Fund - Series K	2,416	10,584	2,775	9,421
ING GET Fund - Series L	2,474	13,324	3,075	8,484
ING GET Fund - Series M	3,742	15,032	4,188	16,992
ING GET Fund - Series N	3,220	12,480	2,259	13,254
ING GET Fund - Series P	1,932	8,533	1,839	15,560
ING GET Fund - Series Q	1,844	5,391	692	10,310
ING GET Fund - Series R	1,197	4,370	124	6,095
ING GET Fund - Series S	1,978	7,151	81	8,185
ING GET Fund - Series T	1,405	3,357	258	8,242
ING GET Fund - Series U	1,821	3,065	42,784	14,576
ING GET Fund - Series V	741	17,661	84,510	3,919
ING VP Balanced	19,550	14,457	10,926	15,145
ING VP Intermediate Bond	32,736	29,299	17,595	35,259
ING VP Emerging Markets	-	125	-	82
ING VP Money Market	144,850	121,140	219,984	272,295
ING VP Natural Resources	80	284	29	226
ING Investors Trust:
ING Julius Baer Foreign	11	-	-	-
ING MFS Total Return	992	290	23	-
ING T. Rowe Price Equity Income	929	89	584	-
ING Partners, Inc.:
ING Aeltus Enhanced Index	106	37	43	26
ING Alger Aggressive Growth	637	829	2,485	2,307
ING Alger Growth	106	58	1,112	839
ING American Century Small Cap Value	428	191	336	88
ING Baron Small Cap Growth	1,071	622	954	179
ING Goldman Sachs® Capital Growth	257	2	5	4
ING JPMorgan International	18,404	12,067	142,565	142,478
ING JPMorgan Mid Cap Value	1,094	89	371	8
ING MFS Capital Opportunities	1,508	5,697	19,652	23,541
ING MFS Global Growth	113	113	10	4

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in Thousands)
ING Partners, Inc. (continued):
ING OpCap Balanced Value	$ 1,006	$ 340	$ 720	$ 47
ING PIMCO Total Return	1,171	579	1,829	839
ING Salomon Brothers Aggressive Growth	3,843	10,144	8,839	12,279
ING Salomon Brothers Fundamental Value	819	547	20,944	20,640
ING Salomon Brothers Investors Value	378	187	130	18
ING T. Rowe Price Growth Equity	4,971	9,945	7,345	9,373
ING UBS U.S. Allocation	75	21	1	-
ING UBS U.S. Large Cap Equity	2,941	6,414	689	6,151
ING Van Kampen Comstock	991	163	452	100
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	5,187	2,535	1,569	2,285
ING VP Strategic Allocation Growth	1,305	1,892	2,004	1,150
ING VP Strategic Allocation Income	2,143	3,661	1,803	3,929
ING Variable Funds:
ING VP Growth and Income	13,171	55,456	11,405	57,350
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	192	2,795	26,932	843
ING GET U.S. Core Portfolio - Series 2	45	2,901	1,293	1
ING GET U.S. Core Portfolio - Series 3	62,472	6,977	-	-
ING GET U.S. Core Portfolio - Series 4	8,662	505	-	-
ING GET U.S. Core Portfolio - Series 5	5,078	40	-	-
ING GET U.S. Core Portfolio - Series 6	110,744	11,016	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	6,344	8,398	7,259	5,847
ING VP Growth	1,190	5,296	2,329	5,345
ING VP Index Plus LargeCap	15,263	26,543	23,450	28,975
ING VP Index Plus MidCap	2,185	1,953	6,676	8,215
ING VP Index Plus SmallCap	2,379	2,062	2,066	1,675
ING VP International Equity	4,669	2,842	13,033	12,871
ING VP Small Company	14,924	17,523	26,575	23,222
ING VP Value Opportunity	1,252	4,357	1,146	2,480
ING Variable Products Trust:
ING VP Growth Opportunities - Class R	5	57	179	562
ING VP Growth Opportunities - Class S	121	1,012	453	74
ING VP International Value	1,091	129	575	65
ING VP MagnaCap - Class I	73	1	20	19
ING VP MagnaCap - Class S	626	183	259	156
ING VP MidCap Opportunities - Class I	591	962	3,688	2,726
ING VP MidCap Opportunities - Class S	4,246	1,531	2,503	894

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in Thousands)
ING Variable Products Trust (continued):
ING VP Real Estate	$ 396	$ -	$ -	$ -
ING VP SmallCap Opportunities - Class I	92	1,335	1,229	47
ING VP SmallCap Opportunities - Class S	1,696	1,538	1,676	845
Janus Aspen Series:
Janus Aspen Balanced	2,548	33,522	7,035	25,527
Janus Aspen Flexible Income	1,919	7,173	3,941	7,799
Janus Aspen Growth	1,682	19,201	2,480	16,317
Janus Aspen Mid Cap Growth	2,184	13,608	21,886	31,522
Janus Aspen Worldwide Growth	6,973	39,375	9,345	37,849
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	4,019	1,656	1,181	87
Lord Abbett Mid-Cap Value	1,589	292	587	176
MFS® Funds:
MFS ® Strategic Income	512	610	991	1,178
MFS® Total Return	17,821	5,968	9,224	7,244
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	2,405	4,232	2,404	3,925
Oppenheimer Global Securities	12,220	4,382	6,863	5,487
Oppenheimer Main Street®	8,495	9,017	8,513	6,320
Oppenheimer Strategic Bond	13,496	6,037	12,308	8,059
PIMCO VIT Real Estate Return	112	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT	593	127	106	55
Pioneer Fund VCT	6	-	-	1
Pioneer Mid Cap Value VCT	1,661	417	324	63
Prudential Series Fund, Inc.:
Prudential Jennison	585	327	556	312
SP William Blair International Growth	2,775	1,416	2,264	1,548
UBS Series Trust:
UBS Tactical Allocation	514	1,925	446	711
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	77	5	-	-

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Changes in Units

  The changes in units outstanding were as follows:

	Nine months ended September 30
	2004	2003
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	(239,997)	(165,078)
AIM V.I. Core Equity	(332,122)	(264,183)
AIM V.I. Government Securities	(79,266)	(636,295)
AIM V.I. Growth	(169,656)	(304,954)
AIM V.I. Premier Equity	(701,641)	(731,796)
Alger American Funds:
Alger American Balanced	(16,813)	(19,524)
Alger American Income & Growth	(58,697)	(38,271)
Alger American Leveraged AllCap	(55,634)	(40,546)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income	684,117	209,322
AllianceBernstein VPSF Premier Growth	(33,477)	57,525
AllianceBernstein VPSF Quasar	26,562	234,481
American Century® Investments:
American Century® VP Balanced	(11,917)	(9,645)
American Century® VP International	(10,467)	(32,903)
Calvert Social Balanced	(11,768)	3,199
Federated Insurance Series:
Federated American Leaders	(397,374)	(412,838)
Federated Capital Income	(104,271)	(112,718)
Federated Equity Income	(179,992)	(125,484)
Federated Fund for U.S. Government Securities	(192,706)	(147,273)
Federated High Income Bond	(259,348)	(199,862)
Federated International Equity	(69,998)	(68,996)
Federated Mid Cap Growth	(105,651)	(118,123)
Federated Prime Money	(89,327)	(126,848)
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	(35,736)	(30,502)
Fidelity® VIP Contrafund®	1,255,519	136,213
Fidelity® VIP Equity-Income	744,042	71,863
Fidelity® VIP Growth	(233,244)	(132,677)
Fidelity® VIP High Income	(970,089)	821,204
Fidelity® VIP Index 500	(372,010)	(322,202)
Fidelity® VIP Investment Grade Bond	(12,556)	(34,407)
Fidelity® VIP Overseas	(14,997)	166,327

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	109,031	6,326
ING GET Fund:
ING GET Fund - Series D	(8,494,083)	(900,966)
ING GET Fund - Series E	(23,038,215)	(2,461,880)
ING GET Fund - Series G	(2,051,905)	(1,699,009)
ING GET Fund - Series H	(1,584,601)	(1,170,263)
ING GET Fund - Series I	(1,101,081)	(716,010)
ING GET Fund - Series J	(1,002,416)	(803,738)
ING GET Fund - Series K	(942,320)	(782,770)
ING GET Fund - Series L	(1,212,898)	(676,468)
ING GET Fund - Series M	(1,353,382)	(1,472,136)
ING GET Fund - Series N	(1,033,222)	(1,167,187)
ING GET Fund - Series P	(763,207)	(1,425,272)
ING GET Fund - Series Q	(423,111)	(868,220)
ING GET Fund - Series R	(360,690)	(521,334)
ING GET Fund - Series S	(599,605)	(719,790)
ING GET Fund - Series T	(270,821)	(723,715)
ING GET Fund - Series U	(241,175)	2,929,405
ING GET Fund - Series V	(1,696,129)	8,109,586
ING VP Balanced	441,041	(327,738)
ING VP Intermediate Bond	(259,294)	(1,086,922)
ING VP Emerging Markets	(12,781)	(12,086)
ING VP Money Market	2,435,479	(4,075,284)
ING VP Natural Resources	(14,418)	(15,508)
ING Investors Trust:
ING Julius Baer Foreign	1,179	-
ING MFS Total Return	61,422	2,186
ING T. Rowe Price Equity Income	68,034	54,368
ING Partners, Inc.:
ING Aeltus Enhanced Index	6,596	1,860
ING Alger Aggressive Growth	(17,780)	20,143
ING Alger Growth	4,541	32,058
ING American Century Small Cap Value	20,519	28,581
ING Baron Small Cap Growth	35,671	78,104
ING Goldman Sachs® Capital Growth	26,410	130
ING JPMorgan International	671,872	122,026
ING JPMorgan Mid Cap Value	78,650	34,084
ING MFS Capital Opportunities	(323,152)	(360,616)

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
ING Partners, Inc. (continued):
ING MFS Global Growth	106	899
ING OpCap Balanced Value	59,230	68,855
ING PIMCO Total Return	51,253	92,043
ING Salomon Brothers Aggressive Growth	(451,480)	(337,936)
ING Salomon Brothers Fundamental Value	24,745	39,471
ING Salomon Brothers Investors Value	18,015	12,563
ING T. Rowe Price Growth Equity	(199,650)	(141,066)
ING UBS U.S. Allocation	5,188	94
ING UBS U.S. Large Cap Equity	(271,816)	(552,522)
ING Van Kampen Comstock	74,693	38,270
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	137,513	(74,476)
ING VP Strategic Allocation Growth	(40,408)	(1,842)
ING VP Strategic Allocation Income	(98,291)	(172,278)
ING Variable Funds:
ING VP Growth and Income	(1,882,445)	(2,762,299)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	(236,108)	2,619,876
ING GET U.S. Core Portfolio - Series 2	(253,175)	129,241
ING GET U.S. Core Portfolio - Series 3	5,617,133	-
ING GET U.S. Core Portfolio - Series 4	822,584	-
ING GET U.S. Core Portfolio - Series 5	504,808	-
ING GET U.S. Core Portfolio - Series 6	9,977,731	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	(654,832)	433,629
ING VP Growth	(378,571)	(253,625)
ING VP Index Plus LargeCap	(750,583)	(1,099,177)
ING VP Index Plus MidCap	14,153	(103,028)
ING VP Index Plus SmallCap	25,099	24,378
ING VP International Equity	223,345	34,430
ING VP Small Company	(114,374)	275,036
ING VP Value Opportunity	(183,936)	(96,669)
ING Variable Products Trust:
ING VP Growth Opportunities - Class R	(5,668)	(61,489)
ING VP Growth Opportunities - Class S	(120,422)	62,437
ING VP International Value	91,940	62,234
ING VP MagnaCap - Class I	7,967	158
ING VP MagnaCap - Class S	48,853	12,590

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

	Nine months ended September 30
	2004	2003
	Net Units	Net Units
	Issued	Issued
	(Redeemed)	(Redeemed)
ING Variable Products Trust (continued):
ING VP MidCap Opportunities - Class I	(37,617)	132,614
ING VP MidCap Opportunities - Class S	319,581	224,796
ING VP Real Estate	33,545	-
ING VP SmallCap Opportunities - Class I	(177,796)	189,670
ING VP SmallCap Opportunities - Class S	26,048	147,701
Janus Aspen Series:
Janus Aspen Balanced	(1,752,348)	(1,326,035)
Janus Aspen Flexible Income	(291,075)	(223,810)
Janus Aspen Growth	(1,313,056)	(1,166,244)
Janus Aspen Mid Cap Growth	(794,707)	(989,070)
Janus Aspen Worldwide Growth	(2,156,286)	(2,327,607)
Lord Abbett Series Funds, Inc.:
Lord Abbett Growth and Income	223,170	50,980
Lord Abbett Mid-Cap Value	117,710	124,072
MFS® Funds:
MFS ® Strategic Income	(15,465)	(24,078)
MFS® Total Return	919,396	139,496
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	(171,364)	(220,966)
Oppenheimer Global Securities	437,129	82,310
Oppenheimer Main Street®	19,711	47,401
Oppenheimer Strategic Bond	413,208	183,232
PIMCO VIT Real Return	10,710	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT	45,127	5,816
Pioneer Fund VCT	654	(147)
Pioneer Mid Cap Value VCT	98,531	26,064
Prudential Series Fund, Inc.:
Prudential Jennison	34,093	36,701
SP William Blair International Growth	174,400	114,166
UBS Series Trust:
UBS Tactical Allocation	(160,638)	(38,734)
Wanger Advisors Trust
Wanger U.S. Smaller Companies	7,340	-

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Unit Summary

  A summary of units outstanding at December 31, 2004 follows:

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation
Currently payable annuity contracts:			$ 873,976
Contracts in accumulation period:
Non-Qualified V	4,717.298	$ 8.41	39,672
Non-Qualified V (0.75)	44,403.829	8.64	383,649
Non-Qualified XII	997.732	8.62	8,600
Non-Qualified XIII	395,933.341	9.10	3,602,993
Non-Qualified XIV	524,566.168	8.93	4,684,376
Non-Qualified XV	267,130.010	8.85	2,364,101
Non-Qualified XVI	186,435.212	5.29	986,242
Non-Qualified XVIII	150,171.664	5.20	780,893
Non-Qualified XIX	203,644.995	5.23	1,065,063
	1,778,000.249		$ 14,789,565
AIM V.I. Core Equity
Currently payable annuity contracts:			$ 4,521,426
Contracts in accumulation period:
Non-Qualified V	46,777.075	$ 7.75	362,522
Non-Qualified V (0.75)	94,569.153	7.97	753,716
Non-Qualified IX	854.196	7.65	6,535
Non-Qualified XII	1,267.930	7.94	10,067
Non-Qualified XIII	746,322.391	9.51	7,097,526
Non-Qualified XIV	1,167,162.042	9.34	10,901,293
Non-Qualified XV	420,725.751	9.25	3,891,713
Non-Qualified XVI	177,295.506	6.39	1,132,918
Non-Qualified XVIII	87,775.670	6.27	550,353
Non-Qualified XIX	290,733.551	6.31	1,834,529
Non-Qualified XX	720.630	11.94	8,604
	3,034,203.895		$ 31,071,202
AIM V.I. Government Securities
Contracts in accumulation period:
Non-Qualified XIII	344,305.540	$ 12.52	$ 4,310,705
Non-Qualified XIV	400,679.717	12.36	4,952,401
Non-Qualified XV	167,197.694	12.27	2,051,516
Non-Qualified XVI	96,912.499	11.82	1,145,506
Non-Qualified XVIII	54,781.662	11.61	636,015
Non-Qualified XIX	96,005.150	11.68	1,121,340
	1,159,882.262		$ 14,217,483

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Growth
Currently payable annuity contracts:			$ 1,087,938
Contracts in accumulation period:
Non-Qualified V	9,044.056	$ 5.30	47,933.00
Non-Qualified V (0.75)	69,343.574	5.45	377,922
Non-Qualified IX	4,167.224	5.23	21,795
Non-Qualified XII	1,479.371	5.43	8,033
Non-Qualified XIII	638,608.287	6.43	4,106,251
Non-Qualified XIV	974,134.762	6.31	6,146,790
Non-Qualified XV	306,975.443	6.25	1,918,597
Non-Qualified XVI	218,820.977	4.22	923,425
Non-Qualified XVIII	135,941.081	4.14	562,796
Non-Qualified XIX	254,260.606	4.17	1,060,267
Non-Qualified XX	974.346	11.68	11,380
	2,613,749.727		$ 16,273,127
AIM V.I. Premier Equity
Currently payable annuity contracts:			$ 2,090,105
Contracts in accumulation period:
Non-Qualified V	6,586.474	$ 6.88	45,315
Non-Qualified V (0.75)	70,985.592	7.07	501,868
Non-Qualified XII	1,439.396	7.05	10,148
Non-Qualified XIII	1,044,044.398	8.28	8,644,688
Non-Qualified XIV	1,753,854.769	8.13	14,258,839
Non-Qualified XV	647,100.351	8.05	5,209,158
Non-Qualified XVI	247,760.222	6.20	1,536,113
Non-Qualified XVIII	113,422.275	6.08	689,607
Non-Qualified XIX	430,807.991	6.12	2,636,545
	4,316,001.468		$ 35,622,386
Alger American Balanced
Contracts in accumulation period:
Non-Qualified VII	77,443.680	$ 24.35	$ 1,885,754
	77,443.680		$ 1,885,754
Alger American Income & Growth
Contracts in accumulation period:
Non-Qualified VII	233,156.172	$ 21.54	$ 5,022,184
	233,156.172		$ 5,022,184
Alger American Leveraged AllCap
Contracts in accumulation period:
Non-Qualified VII	221,730.880	$ 21.98	$ 4,873,645
Non-Qualified VIII	28.194	16.23	458
	221,759.074		$ 4,874,103

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein VPSF Growth and Income
Contracts in accumulation period:
Non-Qualified XIII	1,276,633.828	$ 10.32	$ 13,174,861
Non-Qualified XIV	1,361,761.002	10.18	13,862,727
Non-Qualified XV	511,620.776	10.11	5,172,486
Non-Qualified XVI	458,337.126	10.38	4,757,539
Non-Qualified XVIII	121,956.157	10.19	1,242,733
Non-Qualified XIX	396,646.255	10.26	4,069,591
	4,126,955.144		$ 42,279,937
AllianceBernstein VPSF Premier Growth
Contracts in accumulation period:
Non-Qualified XIII	383,191.398	$ 5.14	$ 1,969,604
Non-Qualified XIV	334,793.254	5.07	1,697,402
Non-Qualified XV	128,272.132	5.04	646,492
Non-Qualified XVI	153,428.338	5.42	831,582
Non-Qualified XVIII	66,573.934	5.32	354,173
Non-Qualified XIX	268,603.626	5.36	1,439,715
	1,334,862.682		$ 6,938,968
AllianceBernstein Small Cap Growth
Contracts in accumulation period:
Non-Qualified XIII	148,399.913	$ 8.17	$ 1,212,427
Non-Qualified XIV	165,430.491	8.06	1,333,370
Non-Qualified XV	38,660.928	8.01	309,674
Non-Qualified XVI	45,102.506	7.24	326,542
Non-Qualified XVIII	74,257.602	7.11	527,972
Non-Qualified XIX	54,234.217	7.15	387,775
	526,085.657		$ 4,097,760
American Century® VP Balanced
Contracts in accumulation period:
Non-Qualified VII	66,156.715	$ 18.56	$ 1,227,869
	66,156.715		$ 1,227,869
American Century® VP International
Contracts in accumulation period:
Non-Qualified VII	82,761.320	$ 14.38	$ 1,190,108
Non-Qualified VIII	181.718	13.12	2,384
	82,943.038		$ 1,192,492

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced
Contracts in accumulation period:
Non-Qualified V	7,731.688	$ 20.61	$ 159,350
Non-Qualified V (0.75)	13,135.135	21.51	282,537
Non-Qualified VII	73,486.596	11.44	840,687
Non-Qualified VIII	71,425.865	11.56	825,683
Non-Qualified XX	390.615	11.74	4,586
	166,169.899		$ 2,112,843
Federated American Leaders
Currently payable annuity contracts:			$ 57,643
Contracts in accumulation period:
Non-Qualified VII	1,811,913.383	$ 23.31	42,235,701
Non-Qualified VIII	2,122.363	16.86	35,783
	1,814,035.746		$ 42,329,127
Federated Capital Income
Currently payable annuity contracts:			$ 13,324
Contracts in accumulation period:
Non-Qualified VII	401,005.993	$ 13.03	5,225,108
Non-Qualified VIII	62.471	10.89	680
	401,068.464		$ 5,239,112
Federated Equity Income
Currently payable annuity contracts:			$ 78,011
Contracts in accumulation period:
Non-Qualified VII	704,284.371	$ 12.58	8,859,897
	704,284.371		$ 8,937,908
Federated Fund for US Gov't Securities
Currently payable annuity contracts:			$ 2,422
Contracts in accumulation period:
Non-Qualified VII	441,951.627	$ 15.75	6,960,738
	441,951.627		$ 6,963,160
Federated High Income Bond
Currently payable annuity contracts:			$ 15,783
Contracts in accumulation period:
Non-Qualified VII	710,144.968	$ 17.11	12,150,580
Non-Qualified VIII	50.356	14.62	736
	710,195.324		$ 12,167,099
Federated International Equity
Currently payable annuity contracts:			$ 32,074
Contracts in accumulation period:
Non-Qualified VII	392,020.175	$ 14.10	5,527,484
Non-Qualified VIII	121.697	13.07	1,591
	392,141.872		$ 5,561,149

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Federated Mid Cap Growth Strategies
Contracts in accumulation period:
Non-Qualified VII	521,713.599	$ 19.21	$ 10,022,118
	521,713.599		$ 10,022,118
Federated Prime Money
Contracts in accumulation period:
Non-Qualified VII	302,249.280	$ 12.51	$ 3,781,138
	302,249.280		$ 3,781,138
Fidelity® VIP Asset ManagerSM
Contracts in accumulation period:
Non-Qualified VII	517,240.907	$ 18.05	$ 9,336,198
Non-Qualified VIII	127,723.110	15.14	1,933,728
	644,964.017		$ 11,269,926
Fidelity® VIP Contrafund®
Contracts in accumulation period:
Non-Qualified V	535,706.433	$ 23.03	$ 12,337,319
Non-Qualified V (0.75)	885,149.983	24.04	21,279,006
Non-Qualified VII	2,817,905.375	25.29	71,264,827
Non-Qualified VIII	604,206.414	20.40	12,325,811
Non-Qualified IX	30,204.646	22.60	682,625
Non-Qualified X	15,508.039	23.03	357,150
Non-Qualified XII	55,191.971	13.40	739,572
Non-Qualified XIII	2,791,262.952	12.51	34,918,700
Non-Qualified XIV	2,760,829.239	12.27	33,875,375
Non-Qualified XV	1,055,792.999	12.16	12,838,443
Non-Qualified XVI	498,689.001	9.66	4,817,336
Non-Qualified XVIII	118,796.000	9.48	1,126,186
Non-Qualified XIX	535,996.186	9.54	5,113,404
Non-Qualified XX	33,410.554	12.85	429,326
	12,738,649.792		$ 212,105,080
Fidelity® VIP Equity-Income
Contracts in accumulation period:
Non-Qualified V	532,072.257	$ 19.60	$ 10,428,616
Non-Qualified V (0.75)	904,690.031	20.47	18,519,005
Non-Qualified VII	3,286,007.916	23.30	76,563,984
Non-Qualified VIII	776,279.788	16.83	13,064,789
Non-Qualified IX	16,623.564	19.24	319,837
Non-Qualified X	33,180.827	19.60	650,344
Non-Qualified XII	13,178.473	11.68	153,925
Non-Qualified XIII	2,288,019.737	11.36	25,991,904
Non-Qualified XIV	2,668,528.997	11.15	29,754,098
Non-Qualified XV	914,503.523	11.04	10,096,119
Non-Qualified XVI	615,902.292	10.59	6,522,405

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income (continued)
Non-Qualified XVIII	130,662.895	$ 10.40	$ 1,358,894
Non-Qualified XIX	554,527.429	10.46	5,800,357
Non-Qualified XX	12,433.803	12.29	152,811
	12,746,611.532		$ 199,377,088
Fidelity® VIP Growth
Contracts in accumulation period:
Non-Qualified V	409,688.156	$ 15.89	$ 6,509,945
Non-Qualified V (0.75)	682,059.429	16.59	11,315,366
Non-Qualified VII	2,035,175.328	21.66	44,081,898
Non-Qualified VIII	506,161.950	14.45	7,314,040
Non-Qualified IX	11,327.506	15.60	176,709
Non-Qualified X	13,511.634	15.89	214,700
Non-Qualified XII	19,871.669	10.01	198,915
Non-Qualified XIII	2,015,010.174	7.84	15,797,680
Non-Qualified XIV	1,650,126.095	7.72	12,738,973
Non-Qualified XV	569,454.786	7.66	4,362,024
Non-Qualified XVI	796,621.039	5.90	4,700,064
Non-Qualified XVIII	199,642.020	5.79	1,155,927
Non-Qualified XIX	539,525.122	5.83	3,145,431
Non-Qualified XX	6,337.840	11.54	73,139
	9,454,512.748		$ 111,784,811
Fidelity® VIP High Income
Currently payable annuity contracts:			$ 2,728,477
Contracts in accumulation period:
Non-Qualified VII	1,273,071.298	$ 12.39	15,773,353
Non-Qualified VIII	396,557.619	11.20	4,441,445
Non-Qualified XIII	1,110,597.469	8.64	9,595,562
Non-Qualified XIV	1,054,943.889	8.48	8,945,924
Non-Qualified XV	393,688.060	8.40	3,306,980
Non-Qualified XVI	208,114.600	9.76	2,031,198
Non-Qualified XVIII	57,487.456	9.58	550,730
Non-Qualified XIX	147,863.474	9.64	1,425,404
	4,642,323.865		$ 48,799,073
Fidelity® VIP Index 500
Contracts in accumulation period:
Non-Qualified VII	2,764,311.458	$ 20.37	$ 56,309,024
Non-Qualified VIII	625,345.336	17.11	10,699,659
	3,389,656.794		$ 67,008,683

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Investment Grade Bond
Contracts in accumulation period:
Non-Qualified VII	126,818.910	$ 16.42	$ 2,082,367
Non-Qualified VIII	280.926	16.12	4,529
	127,099.836		$ 2,086,896
Fidelity® VIP Overseas
Contracts in accumulation period:
Non-Qualified V	116,083.506	$ 13.26	$ 1,539,267
Non-Qualified V (0.75)	327,785.109	13.84	4,536,546
Non-Qualified VII	458,473.416	14.50	6,647,865
Non-Qualified VIII	52,956.657	12.38	655,603
Non-Qualified IX	1,851.109	13.02	24,101
Non-Qualified X	2,467.370	13.26	32,717
Non-Qualified XII	160.976	9.63	1,550
Non-Qualified XX	4,201.160	11.89	49,952
	963,979.303		$ 13,487,601
Franklin Small Cap Value Securities
Contracts in accumulation period:
Non-Qualified V	45,929.926	$ 13.18	$ 605,356
Non-Qualified V (0.75)	112,124.915	13.39	1,501,353
Non-Qualified IX	1,867.219	13.08	24,423
Non-Qualified XII	30.455	13.37	407
Non-Qualified XX	3,697.660	13.19	48,772
	163,650.175		$ 2,180,311
ING GET Fund - Series G
Contracts in accumulation period:
Non-Qualified V	128,375.559	$ 10.26	$ 1,317,133
Non-Qualified V (0.75)	50,746.221	10.52	533,850
Non-Qualified VII	1,532,984.804	10.05	15,406,497
Non-Qualified VIII	162,166.665	10.13	1,642,748
Non-Qualified X	10,041.544	10.27	103,127
Non-Qualified XIII	3,040,570.469	10.29	31,287,470
Non-Qualified XIV	4,420,532.280	10.13	44,779,992
Non-Qualified XV	2,126,715.757	10.05	21,373,493
	11,472,133.299		$ 116,444,310
ING GET Fund - Series H
Contracts in accumulation period:
Non-Qualified V	71,447.371	$ 10.41	$ 743,767
Non-Qualified V (0.75)	45,566.030	10.66	485,734
Non-Qualified VII	945,440.111	10.21	9,652,944
Non-Qualified VIII	76,430.993	10.28	785,711
Non-Qualified IX	365.511	10.28	3,757
Non-Qualified XIII	2,793,775.271	10.43	29,139,076

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series H (continued)
Non-Qualified XIV	3,062,666.414	$ 10.28	$ 31,484,211
Non-Qualified XV	1,522,080.973	10.21	15,540,447
	8,517,772.674		$ 87,835,647
ING GET Fund - Series I
Contracts in accumulation period:
Non-Qualified VII	199,191.453	$ 10.11	$ 2,013,826
Non-Qualified VIII	13,213.252	10.18	134,511
Non-Qualified XIII	2,023,113.285	10.32	20,878,529
Non-Qualified XIV	2,360,674.248	10.18	24,031,664
Non-Qualified XV	1,560,094.443	10.11	15,772,555
	6,156,286.681		$ 62,831,085
ING GET Fund - Series J
Contracts in accumulation period:
Non-Qualified VII	122,436.508	$ 10.03	$ 1,228,038
Non-Qualified VIII	31,345.594	10.10	316,590
Non-Qualified XIII	1,476,885.475	10.23	15,108,538
Non-Qualified XIV	2,057,147.792	10.10	20,777,193
Non-Qualified XV	1,204,834.770	10.03	12,084,493
	4,892,650.139		$ 49,514,852
ING GET Fund - Series K
Contracts in accumulation period:
Non-Qualified VII	38,916.027	$ 10.08	$ 392,274
Non-Qualified VIII	4,913.805	10.14	49,826
Non-Qualified XIII	1,120,233.389	10.27	11,504,797
Non-Qualified XIV	1,245,513.172	10.14	12,629,504
Non-Qualified XV	722,977.893	10.08	7,287,617
Non-Qualified XVI	1,120,764.500	10.03	11,241,268
Non-Qualified XVIII	729,730.757	9.85	7,187,848
Non-Qualified XIX	1,019,434.970	9.91	10,102,601
	6,002,484.513		$ 60,395,735
ING GET Fund - Series L
Contracts in accumulation period:
Non-Qualified VII	55,101.406	$ 10.05	$ 553,769
Non-Qualified VIII	28,114.110	10.11	284,234
Non-Qualified XIII	805,548.648	10.22	8,232,707
Non-Qualified XIV	675,723.155	10.11	6,831,561
Non-Qualified XV	566,086.120	10.05	5,689,166
Non-Qualified XVI	1,427,427.961	10.03	14,317,102
Non-Qualified XVIII	736,375.482	9.85	7,253,298
Non-Qualified XIX	1,090,783.734	9.91	10,809,667
	5,385,160.616		$ 53,971,504

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series M
Contracts in accumulation period:
Non-Qualified VII	145,274.636	$ 10.08	$ 1,464,368
Non-Qualified VIII	2,052.766	10.14	20,815
Non-Qualified XIII	1,188,585.476	10.25	12,183,001
Non-Qualified XIV	1,102,735.584	10.14	11,181,739
Non-Qualified XV	559,321.887	10.08	5,637,965
Non-Qualified XVI	2,160,379.820	10.06	21,733,421
Non-Qualified XVIII	1,261,102.700	9.90	12,484,917
Non-Qualified XIX	1,547,405.075	9.95	15,396,680
	7,966,857.944		$ 80,102,906
ING GET Fund - Series N
Contracts in accumulation period:
Non-Qualified VII	196,175.006	$ 10.20	$ 2,000,985
Non-Qualified VIII	2,232.906	10.25	22,887
Non-Qualified XIII	885,884.075	10.36	9,177,759
Non-Qualified XIV	655,408.249	10.25	6,717,935
Non-Qualified XV	366,522.813	10.20	3,738,533
Non-Qualified XVI	2,212,517.991	10.19	22,545,558
Non-Qualified XVIII	678,911.934	10.03	6,809,487
Non-Qualified XIX	1,450,638.043	10.08	14,622,431
	6,448,291.017		$ 65,635,575
ING GET Fund - Series P
Contracts in accumulation period:
Non-Qualified VII	366,076.836	$ 10.07	$ 3,686,394
Non-Qualified VIII	40,494.338	10.12	409,803
Non-Qualified XIII	680,827.997	10.21	6,951,254
Non-Qualified XIV	423,600.170	10.12	4,286,834
Non-Qualified XV	260,375.431	10.07	2,621,981
Non-Qualified XVI	1,219,532.003	10.05	12,256,297
Non-Qualified XVIII	934,059.406	9.91	9,256,529
Non-Qualified XIX	1,042,944.515	9.96	10,387,727
	4,967,910.696		$ 49,856,819
ING GET Fund - Series Q
Contracts in accumulation period:
Non-Qualified VII	137,092.096	$ 10.28	$ 1,409,307
Non-Qualified VIII	22,834.584	10.32	235,653
Non-Qualified XIII	599,679.994	10.41	6,242,669
Non-Qualified XIV	404,204.480	10.32	4,171,390
Non-Qualified XV	85,501.557	10.28	878,956
Non-Qualified XVI	1,175,394.596	10.26	12,059,549
Non-Qualified XVIII	418,731.313	10.13	4,241,748

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series Q (continued)
Non-Qualified XIX	1,015,240.116	$ 10.17	$ 10,324,992
	3,858,678.736		$ 39,564,264
ING GET Fund - Series R
Contracts in accumulation period:
Non-Qualified VII	94,151.312	$ 10.44	$ 982,940
Non-Qualified VIII	26,415.904	10.48	276,839
Non-Qualified XIII	646,199.605	10.56	6,823,868
Non-Qualified XIV	295,882.702	10.48	3,100,851
Non-Qualified XV	91,256.960	10.44	952,723
Non-Qualified XVI	933,196.333	10.43	9,733,238
Non-Qualified XVIII	281,651.314	10.30	2,901,009
Non-Qualified XIX	904,769.214	10.34	9,355,314
	3,273,523.344		$ 34,126,782
ING GET Fund - Series S
Contracts in accumulation period:
Non-Qualified V	15,832.138	$ 10.45	$ 165,446
Non-Qualified V (0.75)	184,982.005	10.57	1,955,260
Non-Qualified VII	298,614.104	10.36	3,093,642
Non-Qualified VIII	59,816.194	10.39	621,490
Non-Qualified XIII	426,116.234	10.47	4,461,437
Non-Qualified XIV	332,968.922	10.39	3,459,547
Non-Qualified XV	108,516.789	10.36	1,124,234
Non-Qualified XVI	781,582.341	10.34	8,081,561
Non-Qualified XVIII	399,326.851	10.24	4,089,107
Non-Qualified XIX	1,028,448.515	10.27	10,562,166
	3,636,204.093		$ 37,613,890
ING GET Fund - Series T
Contracts in accumulation period:
Non-Qualified VII	235,813.608	$ 10.39	$ 2,450,103
Non-Qualified VIII	28,369.839	10.42	295,614
Non-Qualified XIII	344,050.209	10.48	3,605,646
Non-Qualified XIV	202,800.937	10.42	2,113,186
Non-Qualified XV	91,912.318	10.39	954,969
Non-Qualified XVI	823,088.309	10.38	8,543,657
Non-Qualified XVIII	220,814.171	10.28	2,269,970
Non-Qualified XIX	844,658.993	10.31	8,708,434
	2,791,508.384		$ 28,941,579

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	92,673.135	$ 10.47	$ 970,288
Non-Qualified VIII	9,934.225	10.50	104,309
Non-Qualified XIII	403,738.555	10.56	4,263,479
Non-Qualified XIV	187,235.847	10.50	1,965,976
Non-Qualified XV	66,555.537	10.47	696,836
Non-Qualified XVI	928,654.324	10.46	9,713,724
Non-Qualified XVIII	160,020.373	10.38	1,661,011
Non-Qualified XIX	763,731.428	10.40	7,942,807
	2,612,543.424		$ 27,318,430
ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	132,792.938	$ 9.69	$ 1,286,764
Non-Qualified VIII	108,411.364	9.71	1,052,674
Non-Qualified XIII	546,864.468	9.76	5,337,397
Non-Qualified XIV	317,462.463	9.71	3,082,561
Non-Qualified XV	115,675.308	9.69	1,120,894
Non-Qualified XVI	2,484,471.341	9.68	24,049,683
Non-Qualified XVIII	350,379.990	9.61	3,367,152
Non-Qualified XIX	1,928,257.086	9.64	18,588,398
	5,984,314.958		$ 57,885,523
ING VP Balanced
Currently payable annuity contracts:			$ 43,725,862
Contracts in accumulation period:
Non-Qualified V	1,348,676.579	$ 24.19	32,624,486
Non-Qualified V (0.75)	935,133.964	25.25	23,612,133
Non-Qualified VI	41,221.643	20.41	841,334
Non-Qualified VII	1,338,138.982	23.50	31,446,266
Non-Qualified VIII	365,251.130	16.77	6,125,261
Non-Qualified IX	9,999.464	23.74	237,387
Non-Qualified X	219,265.574	24.63	5,400,511
Non-Qualified XI	2,063.117	20.79	42,892
Non-Qualified XII	9,832.641	11.95	117,500
Non-Qualified XIII	1,216,707.760	11.60	14,113,810
Non-Qualified XIV	912,651.812	11.38	10,385,978
Non-Qualified XV	413,792.007	11.27	4,663,436
Non-Qualified XVI	317,223.239	9.47	3,004,104
Non-Qualified XVIII	71,996.041	9.29	668,843
Non-Qualified XIX	201,107.606	9.35	1,880,356
Non-Qualified XX	12.137	11.77	143
	7,403,073.696		$ 178,890,302

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Emerging Markets
Contracts in accumulation period:
Non-Qualified VII	75,333.161	$ 9.48	$ 714,158
	75,333.161		$ 714,158
ING VP Intermediate Bond
Currently payable annuity contracts:			$ 12,593,528
Contracts in accumulation period:
Non-Qualified V	1,063,173.337	$ 18.76	19,945,132
Non-Qualified V (0.75)	1,090,456.383	19.58	21,351,136
Non-Qualified VI	29,177.196	17.20	501,848
Non-Qualified VII	1,513,938.388	18.23	27,599,097
Non-Qualified VIII	424,125.134	15.65	6,637,558
Non-Qualified IX	8,893.846	18.41	163,736
Non-Qualified X	236,872.637	18.96	4,491,105
Non-Qualified XI	1,200.207	17.39	20,872
Non-Qualified XII	392.944	14.00	5,501
Non-Qualified XIII	1,180,774.872	13.79	16,282,885
Non-Qualified XIV	1,249,445.975	13.54	16,917,499
Non-Qualified XV	456,362.429	13.41	6,119,820
Non-Qualified XVI	388,953.448	12.86	5,001,941
Non-Qualified XVIII	65,807.476	12.63	831,148
Non-Qualified XIX	267,666.523	12.71	3,402,042
Non-Qualified XX	6,321.316	11.26	71,178
	7,983,562.111		$ 141,936,026
ING VP Money Market
Currently payable annuity contracts:			$ 5,481,809
Contracts in accumulation period:
Non-Qualified V	588,296.774	$ 13.86	8,153,793
Non-Qualified V (0.75)	1,217,151.117	14.47	17,612,177
Non-Qualified VI	11,855.025	13.58	160,991
Non-Qualified VII	3,744,275.626	13.62	50,997,034
Non-Qualified VIII	745,178.077	12.43	9,262,563
Non-Qualified IX	1,713.791	13.61	23,325
Non-Qualified X	241,669.258	13.86	3,349,536
Non-Qualified XII	5,666.957	11.72	66,417
Non-Qualified XIII	2,839,547.972	11.57	32,853,570
Non-Qualified XIV	3,295,199.711	11.36	37,433,469
Non-Qualified XV	1,604,147.936	11.25	18,046,664
Non-Qualified XVI	564,450.608	10.30	5,813,841
Non-Qualified XVIII	238,886.232	10.11	2,415,140
Non-Qualified XIX	484,879.027	10.17	4,931,220
Non-Qualified XX	2,017.647	10.01	20,197
	15,584,935.758		$ 196,621,746

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Natural Resources
Contracts in accumulation period:
Non-Qualified V	34,940.345	$ 16.23	$ 567,082
Non-Qualified V (0.75)	16,613.919	16.94	281,440
Non-Qualified VII	48,847.369	15.94	778,627
Non-Qualified IX	31.276	15.93	498
Non-Qualified X	881.939	16.23	14,314
	101,314.848		$ 1,641,961
ING Julius Baer Foreign
Contracts in accumulation period:
Non-Qualified V (0.75)	1,179.101	$ 10.09	$ 11,897
	1,179.101		$ 11,897
ING MFS Total Return
Contracts in accumulation period:
Non-Qualified V	27,943.671	$ 11.63	$ 324,985
Non-Qualified V (0.75)	59,337.117	11.71	694,838
Non-Qualified IX	1,247.298	12.07	15,055
Non-Qualified X	1,247.453	11.63	14,508
Non-Qualified XX	7,041.962	11.67	82,180
	96,817.501		$ 1,131,566
ING T. Rowe Price Equity Income
Contracts in accumulation period:
Non-Qualified V	40,939.807	$ 12.69	$ 519,526
Non-Qualified V (0.75)	84,010.713	12.78	1,073,657
Non-Qualified IX	779.136	13.45	10,479
	125,729.656		$ 1,603,662
ING Aeltus Enhanced Index
Contracts in accumulation period:
Non-Qualified V	972.206	$ 10.10	$ 9,819
Non-Qualified V (0.75)	6,244.668	10.23	63,883
	7,216.874		$ 73,702
ING Alger Aggressive Growth
Contracts in accumulation period:
Non-Qualified V	15,064.878	$ 10.01	$ 150,799
Non-Qualified V (0.75)	57,514.155	10.13	582,618
Non-Qualified IX	1,574.912	9.75	15,355
Non-Qualified XII	218.721	10.12	2,213
Non-Qualified XX	3,701.927	12.54	46,422
	78,074.593		$ 797,407

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Alger Growth
Contracts in accumulation period:
Non-Qualified V	2,148.509	$ 10.22	$ 21,958
Non-Qualified V (0.75)	8,158.337	10.34	84,357
Non-Qualified IX	145.003	9.65	1,399
	10,451.849		$ 107,714
ING American Century SmallCap Value
Contracts in accumulation period:
Non-Qualified V	15,002.706	$ 11.57	$ 173,581
Non-Qualified V (0.75)	42,415.996	11.71	496,691
Non-Qualified XX	12,662.235	13.38	169,421
	70,080.937		$ 839,693
ING Baron Small Cap Growth
Contracts in accumulation period:
Non-Qualified V	52,301.890	$ 12.46	$ 651,682
Non-Qualified V (0.75)	89,147.950	12.61	1,124,156
Non-Qualified IX	1,787.366	12.38	22,128
Non-Qualified XII	153.148	12.59	1,928
Non-Qualified XX	11,255.584	13.95	157,015
	154,645.938		$ 1,956,909
ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Non-Qualified V	3,144.007	$ 9.64	$ 30,308
Non-Qualified V (0.75)	24,226.180	9.76	236,448
Non-Qualified XII	872.478	9.75	8,507
Non-Qualified XX	652.117	11.51	7,506
	28,894.782		$ 282,769
ING JPMorgan International
Currently payable annuity contracts:			$ 1,762,894
Contracts in accumulation period:
Non-Qualified V	206,514.575	$ 20.19	4,169,529
Non-Qualified V (0.75)	225,079.548	21.08	4,744,677
Non-Qualified VII	220,457.601	11.06	2,438,261
Non-Qualified VIII	74,791.206	11.17	835,418
Non-Qualified IX	4,992.650	19.82	98,954
Non-Qualified X	2,166.058	20.19	43,733
Non-Qualified XIII	1,290,862.201	9.02	11,643,577
Non-Qualified XIV	916,667.719	8.85	8,112,509
Non-Qualified XV	464,471.098	8.77	4,073,412
Non-Qualified XVI	270,445.850	7.48	2,022,935
Non-Qualified XVIII	41,709.949	7.35	306,568
Non-Qualified XIX	148,792.640	7.39	1,099,578
Non-Qualified XX	609.907	11.68	7,124
	3,867,561.002		$ 41,359,169

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value
Contracts in accumulation period:
Non-Qualified V	28,311.975	$ 12.79	$ 362,110
Non-Qualified V (0.75)	88,678.079	12.94	1,147,494
Non-Qualified IX	1,365.345	12.71	17,354
Non-Qualified XX	15,713.373	14.50	227,844
	134,068.772		$ 1,754,802
ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 2,554,970
Contracts in accumulation period:
Non-Qualified V	184,182.797	$ 23.71	4,366,974
Non-Qualified V (0.75)	134,724.396	24.75	3,334,429
Non-Qualified VII	612,822.182	11.16	6,839,096
Non-Qualified VIII	181,731.509	11.27	2,048,114
Non-Qualified IX	6,276.149	23.27	146,046
Non-Qualified X	5,193.903	23.71	123,147
Non-Qualified XIII	587,550.634	9.20	5,405,466
Non-Qualified XIV	685,114.520	9.03	6,186,584
Non-Qualified XV	165,631.590	8.95	1,482,403
Non-Qualified XVI	245,537.807	5.66	1,389,744
Non-Qualified XVIII	97,626.504	5.56	542,803
Non-Qualified XIX	163,791.528	5.59	915,595
Non-Qualified XX	287.365	11.89	3,417
	3,070,470.884		$ 35,338,788
ING MFS Global Growth
Contracts in accumulation period:
Non-Qualified V	491.345	$ 10.81	$ 5,311
Non-Qualified V (0.75)	58.678	10.94	642
	550.023		$ 5,953
ING OpCap Balanced Value
Contracts in accumulation period:
Non-Qualified V	75,767.138	$ 11.11	$ 841,773
Non-Qualified V (0.75)	88,363.327	11.25	994,087
Non-Qualified IX	6,803.000	10.58	71,976
Non-Qualified XX	4,124.315	13.17	54,317
	175,057.780		$ 1,962,153
ING PIMCO Total Return
Contracts in accumulation period:
Non-Qualified V	52,051.547	$ 11.25	$ 585,580
Non-Qualified V (0.75)	199,110.508	11.38	2,265,878
Non-Qualified IX	24,113.940	11.18	269,594
Non-Qualified XX	12,563.105	11.08	139,199
	287,839.100		$ 3,260,251

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth
Currently payable annuity contracts:			$ 1,369,222
Contracts in accumulation period:
Non-Qualified V	344,502.039	$ 13.18	4,540,537
Non-Qualified V (0.75)	291,349.405	13.76	4,008,968
Non-Qualified VII	2,105,829.257	12.60	26,533,449
Non-Qualified VIII	338,831.544	8.63	2,924,116
Non-Qualified IX	12,811.012	12.94	165,774
Non-Qualified X	16,284.682	13.18	214,632
Non-Qualified XII	4,499.858	7.52	33,839
Non-Qualified XIII	612,099.841	7.14	4,370,393
Non-Qualified XIV	690,364.465	7.00	4,832,551
Non-Qualified XV	244,158.387	6.94	1,694,459
Non-Qualified XVI	181,635.984	4.88	886,384
Non-Qualified XVIII	116,381.406	4.79	557,467
Non-Qualified XIX	165,119.129	4.82	795,874
Non-Qualified XX	5,957.246	12.60	75,061
	5,129,824.255		$ 53,002,726
ING Salomon Brothers Fundamental Value
Contracts in accumulation period:
Non-Qualified V	35,947.755	$ 10.52	$ 378,170
Non-Qualified V (0.75)	98,004.504	10.65	1,043,748
Non-Qualified IX	2,491.122	10.20	25,409
Non-Qualified XX	1,688.359	12.68	21,408
	138,131.740		$ 1,468,735
ING Salomon Brothers Investors Value
Contracts in accumulation period:
Non-Qualified V	19,984.624	$ 10.18	$ 203,443
Non-Qualified V (0.75)	14,971.837	10.30	154,210
Non-Qualified XX	532.580	12.21	6,503
	35,489.041		$ 364,156
ING T. Rowe Price Growth Equity
Currently payable annuity contracts:			$ 5,756,875
Contracts in accumulation period:
Non-Qualified V	215,031.255	$ 18.45	3,967,327
Non-Qualified V (0.75)	425,319.751	19.27	8,195,912
Non-Qualified VII	1,986,936.878	23.25	46,196,282
Non-Qualified VIII	264,794.000	16.96	4,490,906
Non-Qualified IX	11,159.987	18.11	202,107
Non-Qualified X	11,286.754	18.45	208,241
Non-Qualified XII	4,607.162	11.39	52,476
Non-Qualified XX	4,244.982	12.48	52,977
	2,923,380.769		$ 69,123,103

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Allocation
Contracts in accumulation period:
Non-Qualified V	6,479.908	$ 9.05	$ 58,643
Non-Qualified V (0.75)	35,847.532	9.16	328,363
Non-Qualified XII	1,504.189	9.14	13,748
	43,831.629		$ 400,754
ING UBS U.S. Large Cap Equity
Contracts in accumulation period:
Non-Qualified V	271,262.790	$ 13.14	$ 3,564,393
Non-Qualified V (0.75)	180,546.639	13.71	2,475,294
Non-Qualified VI	18,264.662	11.14	203,468
Non-Qualified VII	1,479,858.524	12.89	19,075,376
Non-Qualified VIII	280,621.763	8.93	2,505,952
Non-Qualified IX	9,561.784	12.89	123,251
Non-Qualified X	139,933.661	13.14	1,838,728
Non-Qualified XI	8,430.329	11.14	93,914
Non-Qualified XIII	327,338.281	8.73	2,857,663
Non-Qualified XIV	533,382.142	8.57	4,571,085
Non-Qualified XV	187,990.926	8.49	1,596,043
Non-Qualified XVI	129,344.690	6.36	822,632
Non-Qualified XVIII	36,108.223	6.24	225,315
Non-Qualified XIX	113,870.243	6.28	715,105
	3,716,514.657		$ 40,668,219
ING Van Kampen Comstock
Contracts in accumulation period:
Non-Qualified V	43,812.741	$ 11.27	$ 493,770
Non-Qualified V (0.75)	101,711.258	11.41	1,160,525
Non-Qualified IX	514.082	11.20	5,758
Non-Qualified XII	2,033.118	11.40	23,178
Non-Qualified XX	9,509.545	13.15	125,051
	157,580.744		$ 1,808,282
ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 2,691,412
Contracts in accumulation period:
Non-Qualified V	66,700.638	$ 16.04	1,069,878
Non-Qualified V (0.75)	111,864.274	16.74	1,872,608
Non-Qualified VII	771,111.773	15.81	12,191,277
Non-Qualified VIII	131,151.072	14.43	1,892,510
Non-Qualified X	4,239.096	16.45	69,733
	1,085,066.853		$ 19,787,418

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth
Currently payable annuity contracts:			$ 1,936,587
Contracts in accumulation period:
Non-Qualified V	72,453.942	$ 16.25	1,177,377
Non-Qualified V (0.75)	166,317.543	16.97	2,822,409
Non-Qualified VII	440,043.560	16.02	7,049,498
Non-Qualified VIII	79,492.183	14.36	1,141,508
Non-Qualified IX	2,864.267	15.95	45,685
Non-Qualified X	11,859.650	16.67	197,700
	773,031.145		$ 14,370,764
ING VP Strategic Allocation Income
Currently payable annuity contracts:			$ 3,476,434
Contracts in accumulation period:
Non-Qualified V	49,629.055	$ 16.04	796,050
Non-Qualified V (0.75)	40,361.757	16.74	675,656
Non-Qualified VII	596,250.890	15.81	9,426,727
Non-Qualified VIII	221,873.333	14.86	3,297,038
Non-Qualified IX	879.657	15.74	13,846
Non-Qualified X	23,806.421	16.45	391,616
	932,801.113		$ 18,077,367
ING VP Growth and Income
Currently payable annuity contracts:			$ 91,429,041
Contracts in accumulation period:
Non-Qualified 1964	958.682	$ 197.95	189,771
Non-Qualified V	3,409,704.486	18.44	62,874,951
Non-Qualified V (0.75)	5,814,313.327	19.25	111,925,532
Non-Qualified VI	1,001,285.563	17.33	17,352,279
Non-Qualified VII	3,197,622.276	18.22	58,260,678
Non-Qualified VIII	711,540.894	12.29	8,744,838
Non-Qualified IX	51,394.308	18.10	930,237
Non-Qualified X	1,454,480.094	18.78	27,315,136
Non-Qualified XI	24,089.798	17.65	425,185
Non-Qualified XII	44,573.811	7.75	345,447
Non-Qualified XIII	1,107,583.712	7.45	8,251,499
Non-Qualified XIV	1,199,214.718	7.31	8,766,260
Non-Qualified XV	412,851.334	7.24	2,989,044
Non-Qualified XVI	230,875.312	6.46	1,491,455
Non-Qualified XVIII	90,468.400	6.35	574,474
Non-Qualified XIX	157,961.327	6.39	1,009,373
Non-Qualified XX	50,479.686	11.15	562,848
	18,959,397.728		$ 403,438,048

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core - Series 1
Contracts in accumulation period:
Non-Qualified VII	69,964.899	$ 10.19	$ 712,942
Non-Qualified VIII	25,406.848	10.21	259,404
Non-Qualified XIII	567,997.730	10.25	5,821,977
Non-Qualified XIV	213,424.107	10.21	2,179,060
Non-Qualified XV	37,536.186	10.19	382,494
Non-Qualified XVI	653,744.514	10.18	6,655,119
Non-Qualified XVIII	106,980.004	10.12	1,082,638
Non-Qualified XIX	619,805.938	10.14	6,284,832
	2,294,860.226		$ 23,378,466
ING GET U.S. Core - Series 2
Contracts in accumulation period:
Non-Qualified VII	161,442.378	$ 10.01	$ 1,616,038
Non-Qualified VIII	41,196.887	10.03	413,205
Non-Qualified XIII	502,829.396	10.06	5,058,464
Non-Qualified XIV	446,033.071	10.03	4,473,712
Non-Qualified XV	98,363.648	10.01	984,620
Non-Qualified XVI	527,093.645	10.00	5,270,936
Non-Qualified XVIII	75,596.676	9.96	752,943
Non-Qualified XIX	335,898.814	9.97	3,348,911
	2,188,454.515		$ 21,918,829
ING GET U.S. Core - Series 3
Contracts in accumulation period:
Non-Qualified VII	1,447,637.011	$ 9.74	$ 14,099,984
Non-Qualified VIII	704,640.266	9.75	6,870,243
Non-Qualified XIII	1,056,700.854	9.78	10,334,534
Non-Qualified XIV	754,483.815	9.75	7,356,217
Non-Qualified XV	329,454.167	9.74	3,208,884
Non-Qualified XVI	558,231.837	9.74	5,437,178
Non-Qualified XVIII	129,629.044	9.70	1,257,402
Non-Qualified XIX	832,851.936	9.71	8,086,992
	5,813,628.930		$ 56,651,434
ING GET U.S. Core - Series 4
Contracts in accumulation period:
Non-Qualified VII	55,373.858	$ 10.09	$ 558,722
Non-Qualified VIII	11,082.007	10.09	111,817
Non-Qualified XIII	232,356.623	10.11	2,349,125
Non-Qualified XIV	146,794.651	10.09	1,481,158
Non-Qualified XV	47,975.409	10.09	484,072
Non-Qualified XVI	163,791.452	10.08	1,651,018
Non-Qualified XVIII	15,877.192	10.06	159,725

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core - Series 4 (continued)
Non-Qualified XIX	149,333.195	$ 10.07	$ 1,503,785
	822,584.387		$ 8,299,422
ING GET U.S. Core - Series 5
Contracts in accumulation period:
Non-Qualified VII	68,941.418	$ 9.95	$ 685,967
Non-Qualified VIII	21,525.495	9.96	214,394
Non-Qualified XIII	171,145.104	10.00	1,711,451
Non-Qualified XIV	33,068.623	9.96	329,363
Non-Qualified XV	53,855.734	9.95	535,865
Non-Qualified XVI	105,422.145	9.95	1,048,950
Non-Qualified XVIII	11,070.734	9.94	110,043
Non-Qualified XIX	39,779.178	9.94	395,405
	504,808.431		$ 5,031,438
ING GET U.S. Core - Series 6
Contracts in accumulation period:
Non-Qualified VII	1,208,961.378	$ 10.00	$ 12,089,614
Non-Qualified VIII	164,865.805	10.00	1,648,658
Non-Qualified XIII	3,395,341.056	10.00	33,953,411
Non-Qualified XIV	3,087,496.353	10.00	30,874,964
Non-Qualified XV	2,082,341.549	10.00	20,823,415
Non-Qualified XVI	38,365.283	10.00	383,653
	9,977,371.424		$ 99,773,715
ING VP Global Science and Technology
Contracts in accumulation period:
Non-Qualified V	270,362.348	$ 3.16	$ 854,345
Non-Qualified V (0.75)	520,753.278	3.23	1,682,033
Non-Qualified VII	738,650.953	3.14	2,319,364
Non-Qualified VIII	73,321.843	3.16	231,697
Non-Qualified IX	27,748.113	3.13	86,852
Non-Qualified X	14,398.872	3.20	46,076
Non-Qualified XII	3,649.796	3.22	11,752
Non-Qualified XIII	522,996.468	3.20	1,673,589
Non-Qualified XIV	454,394.441	3.16	1,435,886
Non-Qualified XV	67,203.302	3.14	211,018
Non-Qualified XVI	135,412.610	3.27	442,799
Non-Qualified XVIII	29,683.241	3.21	95,283
Non-Qualified XIX	81,252.942	3.23	262,447
Non-Qualified XX	222.557	10.48	2,332
	2,940,050.764		$ 9,355,473

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth
Currently payable annuity contracts:			$ 2,800,223
Contracts in accumulation period:
Non-Qualified V	49,725.566	$ 12.92	642,454
Non-Qualified V (0.75)	378,906.807	13.41	5,081,140
Non-Qualified VII	419,475.408	12.77	5,356,701
Non-Qualified VIII	192,284.314	12.91	2,482,390
Non-Qualified IX	1,420.886	12.68	18,017
Non-Qualified XII	1,083.620	8.35	9,048
Non-Qualified XIII	595,650.816	7.70	4,586,511
Non-Qualified XIV	547,083.213	7.55	4,130,478
Non-Qualified XV	113,904.313	7.48	852,004
Non-Qualified XVI	123,482.542	4.96	612,473
Non-Qualified XVIII	12,781.373	4.87	62,245
Non-Qualified XIX	59,102.306	4.90	289,601
Non-Qualified XX	227.838	11.39	2,595
	2,495,129.002		$ 26,925,880
ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 41,824,828
Contracts in accumulation period:
Non-Qualified V	324,662.269	$ 17.03	5,528,998
Non-Qualified V (0.75)	1,154,675.015	17.73	20,472,388
Non-Qualified VII	1,490,541.042	16.81	25,055,995
Non-Qualified VIII	558,548.068	16.73	9,344,509
Non-Qualified IX	20,536.040	16.72	343,363
Non-Qualified XII	17,447.672	10.33	180,234
Non-Qualified XIII	2,882,460.892	9.89	28,507,538
Non-Qualified XIV	2,455,351.010	9.70	23,816,905
Non-Qualified XV	1,082,787.829	9.61	10,405,591
Non-Qualified XVI	695,488.140	7.38	5,132,702
Non-Qualified XVIII	214,630.359	7.24	1,553,924
Non-Qualified XIX	515,259.256	7.29	3,756,240
Non-Qualified XX	2,995.693	11.92	35,709
	11,415,383.285		$ 175,958,924
ING VP Index Plus MidCap
Contracts in accumulation period:
Non-Qualified V	135,083.267	$ 16.87	$ 2,278,855
Non-Qualified V (0.75)	725,587.125	17.42	12,639,728
Non-Qualified IX	15,666.090	16.60	260,057
Non-Qualified XII	31,060.392	18.13	563,125
Non-Qualified XX	7,707.511	13.09	100,891
	915,104.385		$ 15,842,656

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap
Contracts in accumulation period:
Non-Qualified V	92,843.064	$ 13.04	$ 1,210,674
Non-Qualified V (0.75)	450,533.062	13.46	6,064,175
Non-Qualified IX	9,058.490	12.83	116,220
Non-Qualified XII	8,968.761	14.48	129,868
Non-Qualified XX	1,400.860	13.57	19,010
	562,804.237		$ 7,539,947
ING VP International Equity
Currently payable annuity contracts:			$ 1,583,094
Contracts in accumulation period:
Non-Qualified V	5,248.918	$ 8.29	43,514
Non-Qualified V (0.75)	45,253.071	8.56	387,366
Non-Qualified VII	138,643.144	8.21	1,138,260
Non-Qualified VIII	40,337.983	8.29	334,402
Non-Qualified XIII	345,127.535	7.90	2,726,508
Non-Qualified XIV	297,024.292	7.76	2,304,909
Non-Qualified XV	120,722.847	7.68	927,151
Non-Qualified XVI	142,052.036	6.26	889,246
Non-Qualified XVIII	23,089.428	6.15	142,000
Non-Qualified XIX	58,549.288	6.19	362,420
	1,216,048.542		$ 10,838,870
ING VP Small Company
Currently payable annuity contracts:			$ 7,015,084
Contracts in accumulation period:
Non-Qualified V	55,052.024	$ 19.60	1,079,020
Non-Qualified V (0.75)	339,665.570	20.35	6,912,194
Non-Qualified VII	948,994.017	19.37	18,382,014
Non-Qualified VIII	281,107.959	19.59	5,506,905
Non-Qualified IX	4,600.965	19.24	88,523
Non-Qualified XII	30,147.304	14.04	423,268
Non-Qualified XIII	1,283,197.801	13.68	17,554,146
Non-Qualified XIV	758,639.614	13.43	10,188,530
Non-Qualified XV	282,844.043	13.30	3,761,826
Non-Qualified XVI	422,892.292	9.67	4,089,368
Non-Qualified XVIII	51,960.413	9.49	493,104
Non-Qualified XIX	251,083.725	9.55	2,397,850
Non-Qualified XX	1,283.461	12.45	15,979
	4,711,469.188		$ 77,907,811

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity
Contracts in accumulation period:
Non-Qualified V	44,020.278	$ 16.78	$ 738,660
Non-Qualified V (0.75)	197,258.794	17.42	3,436,248
Non-Qualified VII	560,718.860	16.58	9,296,719
Non-Qualified VIII	125,966.530	16.77	2,112,459
Non-Qualified IX	1,492.281	16.47	24,578
Non-Qualified XII	16,714.358	11.78	196,895
Non-Qualified XX	855.125	11.39	9,740
	947,026.226		$ 15,815,299
ING VP International Value
Contracts in accumulation period:
Non-Qualified V	55,051.107	$ 10.53	$ 579,688
Non-Qualified V (0.75)	138,985.012	10.70	1,487,140
Non-Qualified IX	6,238.013	10.44	65,125
Non-Qualified XII	2,703.402	10.68	28,872
Non-Qualified XX	4,244.030	11.72	49,740
	207,221.564		$ 2,210,565
ING VP MagnaCap - Class I
Contracts in accumulation period:
Non-Qualified V	2,477.242	$ 8.88	$ 21,998
Non-Qualified V (0.75)	10,259.260	8.98	92,128
	12,736.502		$ 114,126
ING VP MagnaCap - Class S
Contracts in accumulation period:
Non-Qualified XIII	55,988.719	$ 9.27	$ 519,015
Non-Qualified XIV	49,144.668	9.17	450,657
Non-Qualified XV	11,529.585	9.12	105,150
Non-Qualified XVI	10,452.656	9.11	95,224
Non-Qualified XVIII	4,526.547	8.97	40,603
Non-Qualified XIX	18,456.119	9.01	166,290
	150,098.294		$ 1,376,939
ING VP MidCap Opportunities - Class I
Contracts in accumulation period:
Non-Qualified V	6,283.239	$ 9.07	$ 56,989
Non-Qualified V (0.75)	47,212.606	9.21	434,828
Non-Qualified XII	3,580.183	9.20	32,938
Non-Qualified XX	1,279.534	12.20	15,610
	58,355.562		$ 540,365

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities - Class S
Contracts in accumulation period:
Non-Qualified XIII	343,400.437	$ 8.17	$ 2,805,582
Non-Qualified XIV	312,386.277	8.09	2,527,205
Non-Qualified XV	87,635.854	8.05	705,469
Non-Qualified XVI	160,995.933	8.03	1,292,797
Non-Qualified XVIII	40,921.272	7.91	323,687
Non-Qualified XIX	192,518.547	7.95	1,530,522
	1,137,858.320		$ 9,185,262
ING VP Real Estate
Contracts in accumulation period:
Non-Qualified V	12,583.346	$ 11.81	$ 148,609
Non-Qualified V (0.75)	12,281.047	11.83	145,285
Non-Qualified XII	8,680.857	11.83	102,695
	33,545.250		$ 396,589
ING VP SmallCap Opportunities - Class I
Contracts in accumulation period:
Non-Qualified V	8,733.503	$ 6.42	$ 56,069
Non-Qualified V (0.75)	14,980.561	6.52	97,673
Non-Qualified XX	234.062	11.04	2,584
	23,948.126		$ 156,326
ING VP SmallCap Opportunities - Class S
Contracts in accumulation period:
Non-Qualified XIII	199,648.842	$ 6.11	$ 1,219,854
Non-Qualified XIV	247,802.971	6.05	1,499,208
Non-Qualified XV	78,951.354	6.01	474,498
Non-Qualified XVI	96,684.235	6.00	580,105
Non-Qualified XVIII	23,738.484	5.91	140,294
Non-Qualified XIX	83,481.553	5.94	495,880
	730,307.439		$ 4,409,839
Janus Aspen Balanced
Contracts in accumulation period:
Non-Qualified V	339,541.910	$ 23.79	$ 8,077,702
Non-Qualified V (0.75)	410,780.464	24.84	10,203,787
Non-Qualified VII	1,577,503.262	26.21	41,346,360
Non-Qualified VIII	506,295.536	21.02	10,642,332
Non-Qualified IX	3,103.972	23.35	72,478
Non-Qualified X	11,457.317	23.79	272,570
Non-Qualified XII	7,385.662	14.14	104,433
Non-Qualified XIII	2,430,412.460	13.32	32,373,094
Non-Qualified XIV	2,618,993.929	13.08	34,256,441
Non-Qualified XV	881,778.951	12.95	11,419,037
Non-Qualified XVI	468,682.390	9.57	4,485,290

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Balanced (continued)
Non-Qualified XVIII	115,159.489	$ 9.40	$ 1,082,499
Non-Qualified XIX	333,181.375	9.46	3,151,896
Non-Qualified XX	14,642.655	11.33	165,901
	9,718,919.372		$ 157,653,820
Janus Aspen Flexible Income
Contracts in accumulation period:
Non-Qualified V	82,781.360	$ 20.32	$ 1,682,117
Non-Qualified V (0.75)	135,956.204	21.22	2,884,991
Non-Qualified VII	490,006.336	20.00	9,800,127
Non-Qualified VIII	134,116.814	16.86	2,261,209
Non-Qualified IX	1,965.878	19.95	39,219
Non-Qualified X	6,564.384	20.32	133,388
Non-Qualified XII	95.283	13.88	1,323
Non-Qualified XX	1,429.378	11.38	16,266
	852,915.637		$ 16,818,640
Janus Aspen Growth
Currently payable annuity contracts:			$ 5,348,053
Contracts in accumulation period:
Non-Qualified V	264,316.526	$ 16.36	4,324,218
Non-Qualified V (0.75)	328,827.639	17.08	5,616,376
Non-Qualified VII	1,076,194.666	19.26	20,727,509
Non-Qualified VIII	216,222.185	13.83	2,990,353
Non-Qualified IX	7,106.063	16.06	114,123
Non-Qualified X	17,349.914	16.36	283,845
Non-Qualified XII	6,507.332	9.29	60,453
Non-Qualified XIII	1,544,888.908	8.82	13,625,920
Non-Qualified XIV	2,303,718.085	8.65	19,927,161
Non-Qualified XV	757,360.329	8.57	6,490,578
Non-Qualified XVI	254,830.581	5.44	1,386,278
Non-Qualified XVIII	111,148.063	5.34	593,531
Non-Qualified XIX	287,625.691	5.38	1,547,426
Non-Qualified XX	4,003.068	11.36	45,475
	7,180,099.050		$ 83,081,299
Janus Aspen Mid Cap Growth
Contracts in accumulation period:
Non-Qualified V	466,127.675	$ 18.06	$ 8,418,266
Non-Qualified V (0.75)	561,507.089	18.85	10,584,409
Non-Qualified VII	1,145,721.639	17.87	20,474,046
Non-Qualified VIII	275,742.842	12.51	3,449,543
Non-Qualified IX	17,441.789	17.72	309,069
Non-Qualified X	17,622.860	18.06	318,269
Non-Qualified XII	3,967.338	10.58	41,974

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Mid Cap Growth (continued)
Non-Qualified XIII	1,565,990.106	$ 9.93	$ 15,550,282
Non-Qualified XIV	1,350,391.305	9.74	13,152,811
Non-Qualified XV	485,041.484	9.65	4,680,650
Non-Qualified XVI	514,095.235	4.08	2,097,509
Non-Qualified XVIII	235,147.211	4.00	940,589
Non-Qualified XIX	309,294.354	4.03	1,246,456
Non-Qualified XX	5,771.462	13.30	76,760
	6,953,862.389		$ 81,340,633
Janus Aspen Worldwide Growth
Currently payable annuity contracts:	-		$ 5,512,402
Contracts in accumulation period:
Non-Qualified V	368,801.355	$ 18.68	6,889,209
Non-Qualified V (0.75)	683,881.606	19.50	13,335,691
Non-Qualified VII	2,750,071.571	20.87	57,393,994
Non-Qualified VIII	552,949.475	15.20	8,404,832
Non-Qualified IX	17,258.431	18.34	316,520
Non-Qualified X	18,704.554	18.68	349,401
Non-Qualified XII	20,710.268	9.16	189,706
Non-Qualified XIII	2,569,819.730	8.54	21,946,260
Non-Qualified XIV	2,586,869.903	8.38	21,677,970
Non-Qualified XV	749,653.532	8.30	6,222,124
Non-Qualified XVI	551,088.167	5.51	3,036,496
Non-Qualified XVIII	176,285.038	5.41	953,702
Non-Qualified XIX	524,561.432	5.44	2,853,614
Non-Qualified XX	9,222.196	10.46	96,464
	11,579,877.258		$ 149,178,385
Lord Abbett Growth and Income
Contracts in accumulation period:
Non-Qualified V	133,370.554	$ 10.22	$ 1,363,047
Non-Qualified V (0.75)	379,516.884	10.39	3,943,180
Non-Qualified IX	5,675.375	10.14	57,548
Non-Qualified XII	366.583	10.37	3,801
Non-Qualified XX	7,014.128	12.37	86,765
	525,943.524		$ 5,454,341
Lord Abbett Mid-Cap Value
Contracts in accumulation period:
Non-Qualified V	45,467.740	$ 11.15	$ 506,965
Non-Qualified V (0.75)	184,714.095	11.33	2,092,811
Non-Qualified IX	1,257.355	11.06	13,906
Non-Qualified XII	693.251	11.31	7,841
Non-Qualified XX	2,605.642	13.29	34,629
	234,738.083		$ 2,656,152

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
MFS® Strategic Income
Contracts in accumulation period:
Non-Qualified VII	156,208.668	$ 13.38	$ 2,090,072
Non-Qualified VIII	22,614.750	13.55	306,430
	178,823.418		$ 2,396,502
MFS® Total Return
Contracts in accumulation period:
Non-Qualified VII	1,874,545.688	$ 18.30	$ 34,304,186
Non-Qualified VIII	468,422.241	18.54	8,684,548
Non-Qualified XIII	1,767,162.636	13.24	23,397,233
Non-Qualified XIV	2,413,277.914	13.00	31,372,613
Non-Qualified XV	723,835.302	12.87	9,315,760
Non-Qualified XVI	797,632.981	11.72	9,348,259
Non-Qualified XVIII	172,555.993	11.50	1,984,394
Non-Qualified XIX	551,067.444	11.57	6,375,850
	8,768,500.199		$ 124,782,843
Oppenheimer Aggressive Growth
Currently payable annuity contracts:			$ 1,420,341
Contracts in accumulation period:
Non-Qualified VII	552,021.477	$ 13.49	7,446,770
Non-Qualified VIII	194,427.985	13.64	2,651,998
Non-Qualified XIII	531,783.541	9.59	5,099,804
Non-Qualified XIV	712,531.981	9.41	6,704,926
Non-Qualified XV	181,401.733	9.32	1,690,664
Non-Qualified XVI	358,171.019	4.29	1,536,554
Non-Qualified XVIII	319,374.743	4.21	1,344,568
Non-Qualified XIX	291,448.853	4.24	1,235,743
	3,141,161.332		$ 29,131,368
Oppenheimer Global Securities
Contracts in accumulation period:
Non-Qualified V	159,709.395	$ 15.59	$ 2,489,869
Non-Qualified V (0.75)	728,654.172	16.10	11,731,332
Non-Qualified VII	933,555.714	20.02	18,689,785
Non-Qualified VIII	193,632.592	20.25	3,921,060
Non-Qualified IX	18,118.789	15.34	277,942
Non-Qualified XII	17,688.697	16.14	285,496
Non-Qualified XX	19,653.309	12.95	254,510
	2,071,012.668		$ 37,649,994

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street®
Currently payable annuity contracts:	-		$ 6,763,932
Contracts in accumulation period:
Non-Qualified VII	1,412,561.719	$ 12.57	17,755,901
Non-Qualified VIII	512,068.295	12.71	6,508,388
Non-Qualified XIII	964,438.994	8.87	8,554,574
Non-Qualified XIV	1,594,141.301	8.71	13,884,971
Non-Qualified XV	588,770.216	8.63	5,081,087
Non-Qualified XVI	325,956.790	7.78	2,535,944
Non-Qualified XVIII	100,653.373	7.64	768,992
Non-Qualified XIX	320,305.786	7.68	2,459,948
	5,818,896.474		$ 64,313,737
Oppenheimer Strategic Bond
Currently payable annuity contracts:	-		$ 2,082,001
Contracts in accumulation period:
Non-Qualified V	79,624.266	$ 13.40	1,066,965
Non-Qualified V (0.75)	164,506.208	13.84	2,276,766
Non-Qualified VII	839,715.350	14.65	12,301,830
Non-Qualified VIII	159,680.564	14.82	2,366,466
Non-Qualified IX	161.036	13.19	2,124
Non-Qualified XIII	615,942.500	13.53	8,333,702
Non-Qualified XIV	877,516.377	13.28	11,653,417
Non-Qualified XV	278,540.277	13.15	3,662,805
Non-Qualified XVI	217,879.402	12.97	2,825,896
Non-Qualified XVIII	54,615.134	12.74	695,797
Non-Qualified XIX	137,311.723	12.82	1,760,336
Non-Qualified XX	14,505.523	12.59	182,625
	3,439,998.360		$ 49,210,730
PIMCO VIT Real Return
Contracts in accumulation period:
Non-Qualified V (0.75)	10,710.488	$ 10.56	$ 113,103
	10,710.488		$ 113,103
Pioneer Equity Income
Contracts in accumulation period:
Non-Qualified V	30,154.623	$ 10.26	$ 309,386
Non-Qualified V (0.75)	30,354.641	10.43	316,599
Non-Qualified IX	1,624.334	10.18	16,536
Non-Qualified XII	3,659.376	10.41	38,094
Non-Qualified XX	5,043.943	12.28	61,940
	70,836.917		$ 742,555

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Pioneer Fund VCT
Contracts in accumulation period:
Non-Qualified V	50.717	$ 9.29	$ 471
Non-Qualified V (0.75)	1,050.722	9.44	9,919
	1,101.439		$ 10,390
Pioneer Mid Cap Value
Contracts in accumulation period:
Non-Qualified V	26,888.139	$ 12.91	$ 347,126
Non-Qualified V (0.75)	122,653.147	13.12	1,609,209
Non-Qualified IX	2,482.565	12.81	31,802
Non-Qualified XII	7,199.909	13.10	94,319
Non-Qualified XX	995.868	14.37	14,311
	160,219.628		$ 2,096,767
Prudential Jennison
Contracts in accumulation period:
Non-Qualified XIII	29,278.885	$ 7.63	$ 223,398
Non-Qualified XIV	52,040.183	7.55	392,903
Non-Qualified XV	41,436.197	7.51	311,186
Non-Qualified XVI	14,923.279	7.50	111,925
Non-Qualified XVIII	1,287.601	7.38	9,502
Non-Qualified XIX	6,349.777	7.42	47,115
	145,315.922		$ 1,096,029
SP William Blair International Growth
Contracts in accumulation period:
Non-Qualified XIII	136,868.083	$ 8.04	$ 1,100,419
Non-Qualified XIV	233,704.200	7.96	1,860,285
Non-Qualified XV	45,783.701	7.92	362,607
Non-Qualified XVI	90,746.433	7.91	717,804
Non-Qualified XVIII	9,311.022	7.78	72,440
Non-Qualified XIX	73,926.309	7.82	578,104
	590,339.748		$ 4,691,659
UBS U.S. Allocation
Contracts in accumulation period:
Non-Qualified XIII	137,390.226	$ 8.76	$ 1,203,538
Non-Qualified XIV	835,511.091	8.61	7,193,750
Non-Qualified XV	71,823.594	8.54	613,373
Non-Qualified XVI	85,379.171	7.96	679,618
Non-Qualified XVIII	23,557.435	7.81	183,984
Non-Qualified XIX	78,736.851	7.86	618,872
	1,232,398.368		$ 10,493,135

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

Division/Contract	Units	Unit Value	Extended Value
Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V (0.75)	7,340.185	$ 10.16	$ 74,576
	7,340.185		$ 74,576

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Non-Qualified 1964

  Individual Contracts issued from December 1, 1964 to March 14, 1967.

  Non-Qualified V

  Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

  Non-Qualified V (0.75)

  Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

  Non-Qualified VI

  Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

  Non-Qualified VII

  Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

  Non-Qualified VIII

  Certain individual retirement annuity Contracts issued since May 1, 1998.

  Non-Qualified IX

  Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

  Non-Qualified X

  Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

  Non-Qualified XI

  Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Non-Qualified XII

  Certain individual retirement annuity contracts issued since March 1999.

  Non-Qualified XIII

  Certain individual retirement annuity Contracts issued since October 1, 1998.

  Non-Qualified XIV

  Certain individual retirement annuity Contracts issued since September 1, 1998.

  Non-Qualified XV

  Certain individual retirement annuity Contracts issued since September 1, 1998.

  Non-Qualified XVI

  Certain individual retirement annuity Contracts issued since August 2000.

  Non-Qualified XVII

  Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

  Non-Qualified XVIII

  Certain individual retirement annuity Contracts issued since September 2000.

  Non-Qualified XIX

  Certain individual retirement annuity Contracts issued since August 2000.

  Non-Qualified XX

  Certain deferred compensation Contracts issued since December 2002.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT B

  Notes to Financial Statements (Unaudited)

  Financial Highlights
A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the nine months ended September 30, 2004 and 2003, and the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Capital Appreciation
2004*	1,778	$5.20 to $9.10	$ 14,790	-%	0.75% to 1.90%	-4.41% to -3.68%
2003*	2,068	$4.89 to $8.48	16,156	-	0.75% to 1.90%	-10.39% to -10.11%
2002	2,233	$4.28 to $7.37	14,832	-	0.45% to 1.90%	-25.80% to -0.04%
2001	2,600	$5.77 to $9.84	23,509	7.71	0.45% to 2.25%	-24.75% to -23.82%
2000	2,085	$7.67 to $12.95	25,987	(a)	(a)	(a)
AIM V.I. Core Equity
2004*	3,034	$6.27 to $11.94	31,071	-	0.75% to 2.25%	-0.16% to 0.89%
2003*	3,478	$5.70 to $10.74	32,098	-	0.75% to 2.25%	-9.52% to -9.24%
2002	3,742	$5.14 to $7.67	29,940	0.30	0.75% to 2.25%	-17.19% to -16.21%
2001	4,491	$6.21 to $9.17	42,858	0.05	0.45% to 2.25%	-24.31% to -16.23%
2000	4,034	$8.20 to $12.00	49,823	(a)	(a)	(a)
AIM V.I. Government Securities
2004*	1,160	$11.61 to $12.52	14,217	-	0.95% to 1.90%	0.52% to 1.21%
2003*	1,503	$11.57 to $12.37	18,245	-	0.95% to 1.90%	0.00% to 0.17%
2002	2,139	$11.65 to $12.36	25,997	2.67	0.95% to 1.90%	0.07% to 8.01%
2001	819	$10.83 to $11.38	9,149	5.55	0.50% to 1.90%	4.38% to 5.40%
2000	28	$10.38 to $10.80	295	(a)	(a)	(a)
AIM V.I. Growth
2004*	2,614	$4.14 to $11.68	16,273	-	0.75% to 1.90%	-3.72% to -2.68%
2003*	2,764	$3.89 to $5.97	15,925	-	0.75% to 1.90%	-9.82% to -9.49%
2002	3,069	$3.34 to $5.09	14,946	-	0.75% to 1.90%	-32.29% to -31.49%
2001	3,912	$4.93 to $7.44	27,757	0.20	0.45% to 2.25%	-35.18% to -34.38%
2000	3,321	$7.60 to $11.37	37,257	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Premier Equity
2004*	4,316	$6.08 to $8.28	$ 35,622	-%	0.75% to 1.90%	-3.95% to -3.02%
2003*	5,237	$5.76 to $7.77	40,782	-	0.75% to 1.90%	-9.23% to -8.96%
2002	5,969	$5.16 to $6.91	41,327	0.29	0.45% to 1.90%	-31.59% to -30.57%
2001	7,410	$7.54 to $10.00	74,008	2.16	0.45% to 2.25%	-14.24% to -9.62%
2000	6,222	$8.79 to $11.55	73,350	(a)	(a)	(a)
Alger American Balanced
2004*	77	$24.35	1,886	1.50	1.40%	-3.03%
2003*	101	$23.71	2,392	2.17	1.40%	-5.58%
2002	120	$21.40	2,576	1.69	1.40%	-13.52%
2001	152	$24.74	3,765	3.07	0.85% to 1.40%	-3.31%
2000	191	$25.59	4,888	(a)	(a)	(a)
Alger American Income & Growth
2004*	233	$21.54	5,022	0.56	1.40%	-2.84%
2003*	318	$19.82	6,303	0.32	1.40%	-10.60%
2002	356	$17.31	6,167	0.64	1.40%	-32.07%
2001	443	$25.49	11,279	6.98	0.85% to 1.40%	-15.53%
2000	550	$30.17	16,586	(a)	(a)	(a)
Alger American Leveraged AllCap
2004*	222	$16.23 to $21.98	4,874	-	1.25% to 1.40%	-5.38% to -5.25%
2003*	287	$15.64 to $21.21	6,081	-	1.25% to 1.40%	-8.70%
2002	327	$12.87 to $17.49	5,724	0.01	1.25% to 1.40%	-34.84% to -34.74%
2001	388	$19.73 to $26.84	10,424	3.28	0.85% to 1.40%	-17.11% to -16.99%
2000	481	$23.77 to $32.38	15,563	(a)	(a)	(a)
AllianceBernstein VPSF Growth and Income
2004*	4,127	$10.11 to $10.38	42,280	0.95	0.95% to 1.90%	0.39% to 1.18%
2003*	3,064	$9.01 to $9.26	27,956	1.03	0.95% to 1.90%	-10.21% to -10.05%
2002	2,855	$7.68 to $7.89	22,169	0.80	0.95% to 1.90%	-23.53% to -22.79%
2001	2,791	$9.99 to $10.27	28,177	4.75	0.50% to 1.90%	-1.56% to -0.60%
2000	88	$10.10 to $10.39	898	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AllianceBernstein VPSF Premier Growth
2004*	1,335	$5.04 to $5.42	$ 6,939	-%	0.95% to 1.90%	-3.10% to -2.28%
2003*	1,391	$4.79 to $5.16	6,882	-	0.95% to 1.90%	-7.60% to -7.29%
2002	1,333	$4.24 to $4.57	5,838	-	0.95% to 1.90%	-31.96% to -31.30%
2001	1,331	$6.20 to $6.69	8,532	6.31	0.50% to 1.90%	-18.80% to -17.99%
2000	341	$7.60 to $8.20	2,687	(a)	(a)	(a)
AllianceBernstein VPSF Quasar
2004*	526	$7.11 to $8.17	4,098	-	0.95% to 1.90%	-0.97% to -0.24%
2003*	363	$6.17 to $7.02	2,445	-	0.95% to 1.90%	-14.29% to -14.01%
2002	128	$4.91 to $5.55	684	-	0.95% to 1.90%	-33.07% to -32.42%
2001	116	$7.34 to $8.22	910	3.62	0.50% to 1.90%	-14.43% to -13.59%
2000	9	$8.58 to $9.51	82	(a)	(a)	(a)
American Century® VP Balanced
2004*	66	18.56	1,228	1.74	1.40%	2.03%
2003*	86	$17.06	1,474	2.71	1.40%	-6.21%
2002	96	$15.44	1,483	2.84	1.40%	-10.82%
2001	118	$17.32	2,043	6.22	0.85% to 1.40%	-4.90%
2000	147	$18.21	2,684	(a)	(a)	(a)
American Century® VP International
2004*	83	$13.12 to $14.38	1,192	0.55	1.25% to 1.40%	-0.21% to -0.08%
2003*	98	$11.58 to $12.71	1,248	0.79	1.25% to 1.40%	-11.81% to -11.80%
2002	131	$10.68 to $11.74	1,539	0.83	1.25% to 1.40%	-21.49% to -21.37%
2001	185	$13.59 to $14.95	2,759	10.20	0.85% to 1.40%	-30.17% to -30.06%
2000	229	$19.43 to $21.41	4,905	(a)	(a)	(a)
Calvert Social Balanced
2004*	166	$11.44 to $21.51	2,113	-	0.75% to 1.40%	1.24% to 1.70%
2003*	170	$10.59 to $19.79	1,985	-	0.75% to 1.40%	-6.43% to -6.28%
2002	167	$9.61 to $17.86	1,775	2.79	0.75% to 1.40%	-13.38% to -12.81%
2001	158	$11.09 to $20.48	1,959	4.91	0.45% to 1.50%	-8.25% to -7.64%
2000	175	$12.09 to $22.18	2,514	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Federated American Leaders
2004*	1,814	$16.86 to $23.31	$ 42,329	1.46%	1.25% to 1.40%	-0.26% to -0.12%
2003*	2,307	$14.76 to $20.44	47,192	1.58	1.25% to 1.40%	-12.56% to -12.54%
2002	2,720	$13.39 to $18.56	50,539	1.17	1.25% to 1.40%	-21.33% to -21.21%
2001	3,522	$16.99 to $23.59	83,193	2.06	0.85% to 1.40%	-5.56% to -5.42%
2000	4,105	$17.97 to $24.98	102,586	(a)	(a)	(a)
Federated Capital Income
2004*	401	$10.89 to $13.03	5,239	4.56	1.25% to 1.40%	2.20% to 2.25%
2003*	540	$9.76 to $11.69	6,328	6.61	1.25% to 1.40%	-8.36% to -8.31%
2002	653	$8.94 to $10.72	7,021	5.71	1.25% to 1.40%	-25.01% to -24.90%
2001	923	$11.90 to $14.29	13,230	3.57	0.85% to 1.40%	-14.94% to -14.81%
2000	1,149	$13.97 to $16.80	19,351	(a)	(a)	(a)
Federated Equity Income
2004*	704	$12.58	8,938	2.07	1.25% to 1.40%	1.94%
2003*	910	$10.92	10,017	1.97	1.25% to 1.40%	-11.51%
2002	1,035	$9.83	10,264	2.11	1.25% to 1.40%	-21.85%
2001	1,384	$12.58	17,476	1.97	0.75% to 1.40%	-12.24%
2000	1,690	$14.33	24,264	(a)	(a)	(a)
Federated Fund for U.S. Government Securities
2004*	442	$15.75	6,963	4.87	1.25% to 1.40%	1.68%
2003*	678	$15.49	10,511	3.74	1.25% to 1.40%	0.00%
2002	826	$15.35	12,674	3.65	1.40%	7.52%
2001	820	$14.28	11,702	3.90	0.85% to 1.40%	5.53%
2000	823	$13.53	11,133	(a)	(a)	(a)
Federated High Income Bond
2004*	710	$14.62 to $17.11	12,167	7.73	1.25% to 1.40%	5.29% to 5.41%
2003*	1,036	$13.21 to $15.49	16,075	7.61	1.25% to 1.40%	-4.76% to -4.68%
2002	1,236	$11.49 to $13.48	16,683	10.52	1.25% to 1.40%	-0.03% to 0.12%
2001	1,548	$11.48 to $13.49	20,899	11.00	0.85% to 1.40%	-0.04% to 0.10%
2000	1,959	$11.46 to $13.49	26,446	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Federated International Equity
2004*	392	$13.07 to $14.10	$ 5,561	-%	1.25% to 1.40%	-0.07% to 0.08%
2003*	482	$11.52 to $12.45	6,042	-	1.25% to 1.40%	-11.79% to -11.76%
2002	551	$10.03 to $10.85	6,024	-	1.25% to 1.40%	-23.84% to -23.73%
2001	767	$13.15 to $14.25	10,976	12.94	0.85% to 1.40%	-30.42% to -30.31%
2000	978	$18.87 to $20.48	20,057	(a)	(a)	(a)
Federated Mid Cap Growth Strategies
2004*	522	$19.21	10,022	-	1.40%	2.02%
2003*	646	$16.74	10,814	-	1.40%	-11.10%
2002	764	$13.63	10,415	-	1.40%	-27.38%
2001	1,117	$18.77	20,974	1.68	0.85% to 1.40%	-23.48%
2000	1,378	$24.53	33,809	(a)	(a)	(a)
Federated Prime Money
2004*	302	$12.51	3,781	0.46	1.40%	-0.64%
2003*	456	$12.62	5,751	0.56	1.40%	0.24%
2002	583	$12.68	7,387	1.37	1.40%	0%
2001	695	$12.68	8,812	3.44	0.85% to 1.40%	2.28%
2000	702	$12.40	8,703	(a)	(a)	(a)
Fidelity® VIP Asset ManagerSM
2004*	645	$15.14 to $18.05	11,270	2.75	1.25% to 1.40%	-1.20% to -1.05%
2003*	697	$14.44 to $17.24	11,627	3.58	1.25% to 1.40%	-5.64% to -5.62%
2002	728	$13.13 to $15.71	11,086	4.06	1.25% to 1.40%	-10.01% to -9.87%
2001	831	$14.57 to $17.45	14,094	6.08	0.85% to 1.40%	-5.44% to -5.30%
2000	993	$15.39 to $18.46	17,821	(a)	(a)	(a)
Fidelity® VIP Contrafund®
2004*	12,739	$9.48 to $25.29	212,105	0.33	0.75% to 1.90%	4.18% to 5.18%
2003*	11,048	$8.20 to $21.76	164,599	0.46	0.75% to 1.90%	-10.13% to -9.85%
2002	10,912	$7.22 to $19.81	145,571	0.86	0.45% to 1.90%	-11.07% to 78.65%
2001	11,618	$8.12 to $21.96	173,999	3.56	0.45% to 1.90%	-13.93% to -3.25%
2000	12,102	$9.43 to $24.67	216,963	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Equity-Income
2004*	12,747	$10.40 to $23.30	$ 199,377	1.57%	0.75% to 1.90%	0.67% to 1.54%
2003*	11,551	$9.08 to $20.23	164,272	1.79	0.75% to 1.90%	-12.42% to -12.10%
2002	11,480	$8.08 to $17.95	146,420	1.78	0.75% to 1.90%	-18.53% to -17.57%
2001	12,170	$9.92 to $21.92	193,019	6.26	0.45% to 1.90%	-6.77% to -5.67%
2000	10,395	$10.64 to $23.40	188,025	(a)	(a)	(a)
Fidelity® VIP Growth
2004*	9,455	$5.79 to $21.66	111,785	0.28	0.75% to 1.90%	-6.16% to -5.21%
2003*	9,340	$5.57 to $20.74	111,568	0.27	0.75% to 1.90%	-9.89% to -9.67%
2002	9,473	$4.73 to $17.54	98,180	0.26	0.45% to 1.90%	-31.44% to -30.42%
2001	10,633	$6.90 to 25.45	167,319	7.26	0.45% to 1.90%	-19.23% to -18.23%
2000	9,467	$8.54 to $31.34	209,610	(a)	(a)	(a)
Fidelity® VIP High Income
2004*	4,642	$8.40 to $12.39	48,799	8.68	0.80% to 2.25%	3.23% to 3.97%
2003*	5,310	$7.72 to $11.38	50,470	6.79	0.95% to 2.25%	-4.93% to -4.74%
2002	4,489	$6.46 to $9.53	36,456	10.78	0.95% to 2.25%	1.48% to 2.46%
2001	4,973	$6.34 to $9.34	39,385	13.71	0.50% to 2.25%	-13.42% to -12.58%
2000	4,980	$7.28 to $10.74	45,512	(a)	(a)	(a)
Fidelity® VIP Index 500
2004*	3,390	$17.11 to $20.37	67,009	1.37	1.25% to 1.40%	0.30% to 0.35%
2003*	3,803	$15.25 to $18.19	67,254	1.52	1.25% to 1.40%	-10.56% to -10.44%
2002	4,125	$13.44 to $16.04	64,190	1.38	1.25% to 1.40%	-23.34% to -23.22%
2001	4,961	$17.51 to $20.93	100,783	1.20	0.85% to 1.40%	-13.34% to -13.21%
2000	5,672	$20.17 to $24.15	133,049	(a)	(a)	(a)
Fidelity® VIP Investment Grade Bond
2004*	127	$16.12 to $16.42	2,087	4.25	1.25% to 1.40%	2.18% to 2.28%
2003*	152	$15.69 to $16.01	2,436	4.24	1.25% to 1.40%	-0.44% to -0.37%
2002	187	$15.17 to $15.49	2,890	4.05	1.25% to 1.40%	8.80% to 8.96%
2001	217	$13.92 to $14.24	3,084	5.86	0.85% to 1.40%	6.94% to 7.10%
2000	278	$13.00 to $13.32	3,700	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Overseas
2004*	964	$9.63 to $14.50	$ 13,488	1.27%	0.75% to 1.50%	-1.66% to -1.14%
2003*	821	$8.39 to $12.71	10,074	0.71	0.75% to 1.50%	-13.95% to -13.74%
2002	654	$6.85 to $10.42	6,617	0.85	0.75% to 1.50%	-21.47% to -20.88%
2001	770	$8.67 to $13.26	9,914	13.97	0.45% to 1.50%	-22.35% to -21.76%
2000	872	$11.08 to $17.06	14,451	(a)	(a)	(a)
Franklin Small Cap Value Securities
2004*	164	$13.08 to $13.39	2,180	0.07	0.75% to 1.50%	9.47% to 9.93%
2003*	46	$10.24 to $10.38	472	0.24	0.75% to 1.25%	-14.81% to -14.78%
2002	39	$9.22 to $9.29	365	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING GET Fund - Series G
2004*	11,472	$10.05 to $10.52	116,444	4.54	1.00% to 1.90%	-0.89% to -0.19%
2003*	14,406	$10.14 to $10.51	147,232	3.94	1.00% to 1.90%	-0.28% to 0.00%
2002	16,105	$10.11 to $10.41	163,877	3.84	1.00% to 1.90%	2.97% to 3.92%
2001	17,381	$9.82 to $10.02	171,369	0.38	1.00% to 2.40%	-0.52% to 0.40%
2000	18,850	$9.87 to $9.98	186,445	(a)	(a)	(a)
ING GET Fund - Series H
2004*	8,518	$10.21 to $10.66	87,836	4.52	1.00% to 1.90%	-0.87% to -0.28%
2003*	10,695	$10.26 to $10.62	110,650	4.01	1.00% to 1.90%	-0.65% to -0.39%
2002	11,865	$10.18 to $10.46	121,603	3.59	1.00% to 1.90%	2.78% to 3.72%
2001	13,233	$9.91 to $10.01	131,686	0.47	1.00% to 2.40%	-1.24% to -0.33%
2000	14,101	$10.03 to $10.12	141,764	(a)	(a)	(a)
ING GET Fund - Series I
2004*	6,156	$10.11 to $10.32	62,831	4.05	1.45% to 1.90%	-1.08% to -0.77%
2003*	7,559	$10.21 to $10.38	77,757	3.38	1.45% to 1.90%	-0.19% to -0.10%
2002	8,275	$10.10 to $10.23	84,079	3.54	1.45% to 1.90%	3.35% to 3.82%
2001	8,909	$9.78 to $9.86	87,402	0.25	1.35% to 2.40%	-0.76% to -0.30%
2000	9,419	$9.85 to $9.89	92,929	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series J
2004*	4,893	$10.03 to $10.23	$ 49,515	4.27%	1.45% to 1.90%	-0.89% to -0.58%
2003*	6,309	$10.13 to $10.29	64,327	3.53	1.45% to 1.90%	0.00% to 0.10%
2002	7,113	$10.05 to $10.17	71,844	3.49	1.45% to 1.90%	4.05% to 4.53%
2001	7,719	$9.66 to $9.73	74,801	0.18	1.35% to 2.40%	-0.63% to -0.16%
2000	8,207	$9.72 to $9.75	79,872	(a)	(a)	(a)
ING GET Fund - Series K
2004*	6,002	$9.85 to $10.27	60,396	3.47	1.45% to 2.40%	-1.30% to -0.58%
2003*	7,254	$10.03 to $10.36	73,937	3.13	1.45% to 2.40%	0.29% to 0.50%
2002	8,037	$9.99 to $10.24	81,260	2.68	1.45% to 2.40%	3.20% to 4.20%
2001	9,082	$9.68 to $9.82	88,558	-	1.35% to 2.40%	-3.19% to -2.24%
2000	9,357	$10.00 to $10.05	93,790	(a)	(a)	(a)
ING GET Fund - Series L
2004*	5,385	$9.85 to $10.22	53,972	3.92	1.45% to 2.40%	-1.40% to -0.68%
2003*	6,858	$10.01 to $10.29	69,578	3.41	1.45% to 2.40%	0.00% to 0.20%
2002	7,535	$9.89 to $10.09	75,255	0.05	1.45% to 2.40%	0.22% to 1.20%
2001	8,101	$9.87 to $9.97	80,345	4.63	1.35% to 2.40%	-1.53% to -0.46%
2000	58	$10.01 to $10.02	585	(a)	(a)	(a)
ING GET Fund - Series M
2004*	7,967	$9.90 to $10.25	80,103	4.26	1.45% to 2.40%	-1.39% to -0.68%
2003*	10,086	$10.03 to $10.28	102,283	3.42	1.45% to 2.40%	-0.39% to -0.10%
2002	11,558	$9.91 to $10.08	115,381	0.03	1.45% to 2.40%	1.12% to 2.10%
2001	12,531	$9.80 to $9.87	123,165	(b)	1.45% to 2.40%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series N
2004*	6,448	$10.03 to $10.36	65,636	3.37	1.45% to 2.40%	-1.18% to -0.38%
2003*	7,815	$10.11 to $10.34	79,795	2.60	1.45% to 2.40%	-0.58% to -0.39%
2002	8,982	$9.97 to $10.12	90,143	0.02	1.45% to 2.40%	-2.77% to -1.82%
2001	10,181	$10.25 to $10.31	104,606	(b)	1.45% to 2.40%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series P
2004*	4,968	$9.91 to $10.21	$ 49,857	3.57%	1.45% to 2.40%	-1.20% to -0.39%
2003*	6,254	$10.00 to $10.20	63,075	2.47	1.45% to 2.40%	-0.49% to -0.30%
2002	7,680	$9.89 to $10.01	76,334	0.04	1.45% to 2.40%	-1.16% to -0.20%
2001	8,288	$10.00 to $10.03	83,012	(b)	1.45% to 2.40%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series Q
2004*	3,859	$10.13 to $10.41	39,564	3.49	1.45% to 2.40%	-1.27% to -0.57%
2003*	4,592	$10.20 to $10.38	47,203	0.00	1.45% to 2.40%	-0.86% to -0.58%
2002	5,460	$10.00 to $10.10	54,826	3.81	1.45% to 2.40%	0.00% to 0.97%
2001	162	$10.00	1,620	(b)	1.45% to 2.40%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series R
2004*	3,274	$10.30 to $10.56	34,127	3.18	1.45% to 2.40%	-1.15% to -0.38%
2003*	3,791	$10.28 to $10.44	39,270	0.01	1.45% to 2.40%	-1.51% to -1.33%
2002	4,312	$10.06 to $10.14	43,556	(c)	1.45% to 2.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING GET Fund - Series S
2004*	3,636	$10.24 to $10.57	37,614	2.61	1.00% to 2.40%	-1.06% to 0.00%
2003*	4,614	$10.23 to $10.42	47,515	0.09	1.00% to 2.40%	-1.42% to -1.16%
2002	5,334	$10.01 to $10.08	53,553	(c)	1.00% to 2.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING GET Fund - Series T
2004*	2,792	$10.28 to $10.48	28,942	2.77	1.45% to 2.40%	-1.15% to -0.47%
2003*	3,184	$10.25 to $10.35	32,773	0.13	1.45% to 2.40%	-1.71% to -1.44%
2002	3,908	$10.06 to $10.09	39,378	(c)	1.45% to 2.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series U
2004*	2,613	$10.38 to $10.56	$ 27,318	1.91%	1.45% to 2.40%	-1.05% to -0.38%
2003*	2,980	$10.27 to $10.35	30,710	-	1.45% to 2.40%	-2.36% to -2.10%
2002	50	$9.99 to $10.00	503	(c)	0.95% to 1.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING GET Fund - Series V
2004*	5,984	$9.61 to $9.76	57,886	0.98	1.45% to 2.40%	-0.83% to -0.10%
2003*	8,110	$9.64 to $9.69	78,382	-	1.45% to 2.40%	-0.82% to -0.52%
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Balanced
2004*	7,403	$9.29 to $25.25	178,890	2.06	0.75% to 2.25%	1.20% to 2.14%
2003*	6,718	$8.59 to $23.06	156,793	2.04	0.75% to 2.25%	-6.75% to -6.40%
2002	7,046	$7.87 to $26.80	148,868	1.07	0.45% to 2.25%	-12.01% to -10.71%
2001	8,277	$8.94 to $30.01	189,948	5.84	0.45% to 2.25%	-6.04% to 0.46%
2000	8,309	$9.52 to $24.76	199,768	(a)	(a)	(a)
ING VP Intermediate Bond
2004*	7,984	$11.26 to $19.58	141,936	4.30	0.75% to 2.25%	2.18% to 3.05%
2003*	8,852	$10.85 to $18.84	152,333	1.75	0.75% to 2.25%	-0.88% to -0.57%
2002	9,939	$11.86 to $18.01	164,563	3.25	0.75% to 2.25%	6.28% to 7.53%
2001	9,525	$11.16 to $16.75	144,459	6.51	0.45% to 2.25%	6.67% to 7.93%
2000	6,869	$10.46 to $15.52	99,490	(a)	(a)	(a)
ING VP Emerging Markets
2004*	75	$9.48	714	-	1.40%	3.27%
2003*	91	$8.02	727	-	1.40%	-12.64%
2002	103	$6.32	649	-	1.40%	-10.60%
2001	129	$7.08	912	19.78	0.85% to 1.40%	-11.68%
2000	157	$8.01	1,255	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Money Market
2004*	15,585	$10.01 to $14.47	$ 196,622	1.12%	0.75% to 2.25%	-0.79% to 0.09%
2003*	15,863	$10.02 to $14.45	207,705	1.75	0.75% to 2.25%	-0.07% to 0.29%
2002	19,939	$10.30 to $14.44	262,556	3.85	0.75% to 2.25%	-0.31% to 0.86%
2001	22,423	$10.33 to $48.45	293,027	4.69	0.45% to 2.25%	1.33% to 3.16%
2000	16,310	$10.13 to $13.88	211,809	(a)	(a)	(a)
ING VP Natural Resources
2004*	101	$15.93 to $16.94	1,642	1.01	0.75% to 1.50%	7.78% to 8.31%
2003*	119	$12.56 to $13.27	1,517	-	0.75% to 1.50%	-15.15% to -14.95%
2002	135	$11.48 to $12.07	1,567	0.19	0.75% to 1.50%	-3.56% to -2.83%
2001	166	$11.90 to $12.42	2,003	-	0.45% to 1.50%	-17.19% to -16.57%
2000	193	$14.35 to $14.87	2,801	(a)	(a)	(a)
ING Julius Baer Foreign
2004*	1	$10.09	12	(e)	0.75%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return
2004*	97	$11.63 to $12.07	1,132	-	0.75% to 1.50%	3.01% to 3.35%
2003*	2	$10.58 to $10.60	23	(d)	0.75% to 1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income
2004*	126	$12.69 to $13.45	1,604	-	0.75% to 1.50%	4.27% to 4.58%
2003*	54	$10.82 to $10.84	589	(d)	0.75% to 1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Aeltus Enhanced Index
2004*	7	$10.10 to $10.23	$ 74	-%	0.75% to 1.25%	0.29%
2003*	2	$9.15	17	(d)	0.75%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Alger Aggressive Growth Portfolio - Service Class
2004*	78	$9.75 to $12.54	797	-	0.75% to 1.50%	-4.41% to -3.80%
2003*	44	$9.05 to $9.33	414	-	0.75% to 1.50%	-11.40% to -11.21%
2002	24	$7.31 to $7.34	179	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Alger Growth Portfolio - Service Class
2004*	44	$9.05 to $9.16	401	-	0.75% to 1.25%	-5.73% to -5.37%
2003*	33	$8.59 to $8.66	289	-	0.75% to 1.25%	-10.55% to -10.52%
2002	1	$7.24 to $7.26	9	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Small Cap Value
2004*	70	$11.57 to $13.38	840	-	0.75% to 1.25%	7.03% to 7.33%
2003*	48	$9.48 to $10.93	481	-	0.75% to 1.25%	-12.47% to -12.30%
2002	20	$8.11 to $9.30	173	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Baron Small Cap Growth
2004*	155	$12.38 to $13.95	1,957	-	0.75% to 1.50%	8.60% to 9.27%
2003*	99	$10.35 to $11.61	1,047	-	0.75% to 1.50%	-9.28% to -9.21%
2002	21	$8.72 to $9.68	193	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Goldman Sachs® Capital Growth
2004*	29	$9.64 to $11.51	$ 283	-%	0.75% to 1.25%	-1.83% to -1.41%
2003*	2	$8.99 to $10.70	22	-	0.75% to 1.25%	-8.69% to -8.45%
2002	2	$8.07	18	(c)	0.75% to 0.80%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International
2004*	3,868	$7.35 to $21.08	41,359	1.19	0.75% to 1.90%	2.92% to 3.84%
2003*	3,031	$6.17 to $17.49	27,406	1.19	0.75% to 1.90%	-13.84% to -13.59%
2002	2,909	$5.62 to $15.80	24,044	0.62	0.75% to 1.90%	-19.64% to -18.69%
2001	2,892	$7.00 to $19.44	30,449	25.04	0.45% to 2.25%	-28.33% to -27.48%
2000	2,451	$9.76 to $26.80	38,280	(a)	(a)	(a)
ING JPMorgan Mid Cap Value
2004*	134	$12.71 to $14.50	1,755	-	0.75% to 1.50%	8.35% to 9.01%
2003*	44	$10.62 to $12.01	494	-	0.75% to 1.25%	-9.94% to -9.83%
2002	9	$9.17 to $9.20	87	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Capital Opportunities
2004*	3,070	$5.56 to $24.75	35,339	0.44	0.75% to 1.90%	-0.36% to 0.45%
2003*	3,509	$5.08 to $22.35	37,008	0.20	0.75% to 1.90%	-9.29% to -8.96%
2002	3,869	$4.44 to $20.94	35,741	-	0.45% to 1.90%	-31.49% to -30.48%
2001	4,710	$6.49 to $30.11	62,832	19.25	0.45% to 2.25%	-26.19% to -25.29%
2000	4,048	$8.79 to $40.30	78,233	(a)	(a)	(a)
ING MFS Global Growth Portfolio - Service Class
2004*	1	$10.81 to $10.94	6	-	0.75% to 1.25%	0.18%
2003*	1	$9.59 to $9.66	10	-	0.75% to 1.25%	-11.54% to -11.45%
2002	-	$8.32 to $8.35	1	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING OpCap Balanced Value
2004*	175	$10.58 to $13.17	$ 1,962	1.06%	0.75% to 1.50%	3.32% to 3.88%
2003*	71	$9.45 to $9.96	699	3.08	0.75% to 1.50%	-8.03% to -7.71%
2002	2	$8.34 to $8.37	15	(c)	0.80% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return
2004*	288	$11.08 to $11.38	3,260	-	0.75% to 1.50%	1.91% to 2.52%
2003*	211	$10.83 to $11.11	2,328	-	0.75% to 1.50%	0.09% to 0.18%
2002	119	$10.70 to $10.75	1,275	(c)	0.75% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Aggressive Growth
2004*	5,130	$4.79 to $13.76	53,003	-	0.75% to 1.90%	-0.21% to 0.58%
2003*	5,715	$4.37 to $12.41	54,606	-	0.75% to 1.90%	-9.36% to -8.92%
2002	6,053	$3.54 to $9.97	47,008	-	0.45% to 1.90%	-36.54% to -35.60%
2001	7,478	$ 5.58 to $15.53	91,535	6.31	0.45% to 2.25%	-26.64% to -25.74%
2000	8,010	$7.60 to $20.93	136,685	(a)	(a)	(a)
ING Salomon Brothers Fundamental Value
2004*	138	$10.20 to $12.68	1,469	-	0.75% to 1.50%	-1.35% to -0.75%
2003*	40	$9.15 to $11.31	380	2.60	0.75% to 1.50%	-11.65% to -11.47%
2002	1	$7.69	5	(c)	0.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Investors Value
2004*	35	$10.18 to $12.21	364	1.10	0.75% to 1.25%	0.39% to 0.68%
2003*	14	$8.70 to $10.72	130	1.39	0.75% to 1.50%	-11.73% to -11.54%
2002	2	$7.82	14	(c)	1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity
2004*	2,923	$11.39 to $23.25	$ 69,123	0.16%	0.75% to 1.50%	-2.00% to -1.43%
2003*	3,064	$10.37 to $21.30	65,887	0.16	0.75% to 1.50%	-10.37% to -10.16%
2002	3,205	$8.90 to $18.37	58,443	0.19	0.45% to 1.50%	-24.44% to -23.64%
2001	3,768	$ 11.70 to $24.29	89,395	15.41	0.45% to 2.25%	-11.56% to -10.85%
2000	4,250	$13.14 to $27.44	113,230	(a)	(a)	(a)
ING UBS U.S. Allocation Portfolio
2004*	10	$9.65 to $10.34	108	-	0.75% to 1.50%	1.47% to 1.97%
2003*	-	$9.02	1	-	1.25%	-10.25%
2002	-	$8.01	428	(c)	1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Large Cap Equity
2004*	3,717	$6.24 to $13.71	40,668	0.79	0.75% to 1.90%	2.13% to 3.01%
2003*	4,074	$5.54 to $12.04	39,735	0.59	0.75% to 1.90%	-9.54% to -9.28%
2002	4,627	$4.98 to $10.73	40,669	0.20	0.75% to 1.90%	-26.32% to -25.45%
2001	5,830	$6.77 to $14.39	69,394	20.49	0.45% to 1.90%	-22.40% to -21.48%
2000	6,216	$8.71 to $18.33	97,910	(a)	(a)	(a)
ING Van Kampen Comstock
2004*	158	$11.20 to $13.15	1,808	-	0.75% to 1.50%	5.92% to 6.34%
2003*	77	$9.53 to $11.12	737	-	0.75% to 1.50%	-10.26% to -10.15%
2002	38	$8.31 to $8.34	319	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Balanced
2004*	1,085	$14.43 to $16.74	19,787	1.34	0.75% to 2.25%	1.61% to 2.01%
2003*	902	$13.18 to $15.22	14,799	1.51	0.75% to 2.25%	-7.25% to -7.07%
2002	977	$12.03 to $13.84	14,344	2.50	0.45% to 1.40%	-10.81% to -9.94%
2001	1,082	$13.47 to $15.41	17,390	2.50	0.45% to 2.25%	-8.30% to -7.65%
2000	1,232	$14.66 to $16.69	21,090	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Growth
2004*	773	$14.36 to $16.97	$ 14,371	1.08%	0.75% to 2.25%	1.08% to 1.68%
2003*	833	$12.89 to $15.15	13,416	0.92	0.75% to 2.25%	-9.23% to -9.03%
2002	835	$11.55 to $13.52	11,257	1.75	0.75% to 2.25%	-15.04% to -14.40%
2001	898	$13.56 to $15.80	13,876	1.59	0.45% to 2.25%	-12.87% to -12.21%
2000	1,013	$15.52 to $18.00	17,520	(a)	(a)	(a)
ING VP Strategic Allocation Income
2004*	933	$14.86 to $16.74	18,077	1.86	0.75% to 1.50%	1.80% to 2.26%
2003*	1,064	$13.85 to $15.52	18,916	2.34	0.75% to 1.40%	-5.19% to -5.01%
2002	1,237	$12.99 to $14.51	20,088	3.32	0.75% to 1.40%	-5.69% to -0.78%
2001	1,380	$10.79 to $15.29	23,347	4.36	0.45% to 2.25%	-3.75% to -3.11%
2000	1,518	$11.13 to $15.77	26,191	(a)	(a)	(a)
ING VP Growth and Income
2004*	18,959	$6.35 to $197.95	403,438	0.93	0.75% to 2.25%	-2.76% to -1.94%
2003*	21,402	$5.81 to $179.88	414,270	-	0.75% to 2.25%	-11.38% to -11.03%
2002	24,165	$5.28 to $162.71	415,966	0.84	0.45% to 1.90%	-26.42% to 60.86%
2001	29,079	$7.17 to $219.66	663,646	0.60	0.45% to 2.25%	-19.96% to -18.98%
2000	32,914	$8.96 to $272.61	928,210	(a)	(a)	(a)
ING GET U.S. Core Portfolio - Series 1
2004*	2,295	$10.12 to $10.25	23,378	0.67	1.45% to 2.40%	-0.98% to -0.29%
2003*	2,620	$9.99 to $10.02	26,205	(d)	1.45% to 2.40%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 2
2004*	2,188	$9.96 to $10.06	21,919	0.10	1.45% to 2.40%	-0.60% to 0.10%
2003*	129	$9.99 to $10.00	1,292	(d)	1.45% to 2.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET U.S. Core Portfolio - Series 3
2004*	5,814	$9.70 to $9.78	$ 56,651	-%	1.45% to 2.40%	-2.90% to -2.20%
2003*	-	-	-	(d)	-	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 4
2004*	823	$10.06 to $10.11	8,299	(e)	1.45% to 2.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 5
2004*	505	$9.94 to $10.00	5,031	(e)	1.45% to 2.40%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 6
2004*	9,977	$10.00	99,774	(e)	0.95% to 1.45%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology
2004*	2,940	$3.13 to $10.48	9,355	-	0.75% to 1.90%	-15.08% to -14.10%
2003*	2,969	$3.24 to $3.39	9,768	-	0.75% to 1.90%	-11.80% to -11.38%
2002	2,536	$2.55 to $2.67	6,564	-	0.75% to 1.90%	-42.40% to -41.72%
2001	2,631	$4.42 to $4.62	11,745	-	0.45% to 1.90%	-24.42 to -23.54%
2000	1,680	$5.82 to $6.09	9,833	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Growth
2004*	2,495	$4.87 to $13.41	$ 26,926	0.13%	0.75% to 1.90%	-4.70% to -4.01%
2003*	2,950	$4.65 to $12.68	30,082	-	0.75% to 1.90%	-9.31% to -8.95%
2002	3,203	$4.00 to $10.80	28,286	-	0.75% to 1.90%	-30.30% to -29.47%
2001	4,148	$5.73 to $15.31	52,088	12.13	0.45% to 2.25%	-28.45% to -27.61%
2000	4,705	$8.02 to $21.15	85,002	(a)	(a)	(a)
ING VP Index Plus LargeCap
2004*	11,415	$7.24 to $17.73	175,959	1.02	0.75% to 2.25%	-0.28 to 0.68%
2003*	12,086	$6.51 to $15.75	165,425	1.09	0.75% to 2.25%	-10.57% to -10.29%
2002	13,185	$5.86 to $14.07	154,417	0.24	0.45% to 2.25%	-23.02% to -21.88
2001	15,160	$7.62 to $18.06	224,762	4.07	0.45% to 2.25%	-15.27% to -5.62%
2000	14,826	$8.99 to $21.06	261,795	(a)	(a)	(a)
ING VP Index Plus MidCap
2004*	915	$13.09 to $18.13	15,843	0.43	0.75% to 1.50%	3.17% to 3.75%
2003*	821	$11.22 to $15.53	12,176	0.49	0.75% to 1.50%	-11.21% to -11.06%
2002	925	$12.33 to $13.31	11,779	0.50	0.45% to 1.50%	-13.40% to -12.49%
2001	631	$14.24 to $15.26	9,214	6.54	0.45% to 1.50%	-2.80% to 12.09%
2000	452	$14.50 to $15.59	6,733	(a)	(a)	(a)
ING VP Index Plus SmallCap
2004*	563	$12.83 to $14.48	7,540	0.15	0.75% to 1.50%	6.74% to 7.34%
2003*	488	$10.57 to $11.85	5,357	0.19	0.75% to 1.50%	-12.16% to -12.06%
2002	464	$8.96 to $9.99	4,275	0.19	0.75% to 1.50%	-14.50% to -13.86%
2001	225	$10.48 to $11.60	2,411	3.71	0.45% to 1.50%	0.87% to 1.64%
2000	104	$10.39 to $11.42	1,098	(a)	(a)	(a)
ING VP International Equity
2004*	1,216	$6.15 to $8.56	10,839	1.30	0.75% to 1.90%	1.32% to 2.03%
2003*	871	$5.27 to $7.26	6,107	1.11	0.75% to 1.90%	-13.47% to -13.11%
2002	836	$4.69 to $6.40	5,228	0.22	0.75% to 1.90%	-28.07% to -27.23%
2001	954	$6.51 to $8.79	7,991	0.12	0.45% to 2.25%	-25.34% to -24.45%
2000	863	$8.73 to $11.64	9,708	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Small Company
2004*	4,711	$9.49 to $20.35	$ 77,908	0.29%	0.75% to 1.90%	-0.73% to 0.25%
2003*	4,488	$8.65 to $18.33	67,764	0.27	0.75% to 1.90%	-9.71% to -9.48%
2002	4,213	$7.09 to $14.88	52,158	0.52	0.45% to 1.90%	-24.69% to -23.57%
2001	3,814	$9.41 to $19.53	62,576	3.89	0.45% to 2.25%	0.50% to 3.22%
2000	2,815	$9.22 to $18.92	47,270	(a)	(a)	(a)
ING VP Value Opportunity
2004*	947	$11.39 to $17.42	15,815	0.83	0.75% to 1.50%	1.23% to 1.82%
2003*	1,176	$10.00 to $15.25	17,270	0.79	0.75% to 1.50%	-10.87% to -10.69%
2002	1,272	$9.36 to $13.84	17,001	0.44	0.45% to 1.50%	-27.07% to -26.30%
2001	1,441	$12.75 to $18.83	26,362	5.21	0.45% to 1.50%	-10.97% to 0.58%
2000	963	$14.22 to $20.99	19,710	(a)	(a)	(a)
ING VP International Value
2004*	207	$10.44 to $11.72	2,211	1.11	0.75% to 1.50%	2.65% to 3.28%
2003*	112	$9.06 to $10.12	1,043	1.52	0.75% to 1.50%	-11.11% to -10.91%
2002	49	$7.95 to $8.83	404	(c)	0.75% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP MagnaCap - Class I
2004*	13	$8.88 to $8.98	114	1.28	0.75% to 1.25%	0.57% to 0.79%
2003*	4	$7.78 to $7.84	32	-	0.75% to 1.25%	-12.01% to -11.89%
2002	4	$6.85	27	(c)	0.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP MagnaCap - Class S
2004*	150	$8.97 to $9.27	1,377	0.87	0.95% to 1.90%	-0.11% to 0.54%
2003*	82	$7.93 to $8.12	659	0.52	0.95% to 1.90%	-11.93% to -11.69%
2002	69	$7.01 to $7.12	490	0.95	0.95% to 1.90%	-25.77% to -23.73%
2001	46	$9.28 to $9.34	431	(b)	0.95% to 1.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP MidCap Opportunities - Class I
2004*	58	$9.07 to $12.20	$ 540	-%	0.75% to 1.25%	-2.79% to -2.54%
2003*	144	$8.39 to $8.48	1,216	-	0.75% to 1.25%	-10.26% to -10.08%
2002	11	$6.89 to $6.97	76	(c)	0.75% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP MidCap Opportunities - Class S
2004*	1,138	$7.91 to $8.17	9,185	-	0.95% to 1.90%	-3.54% to -2.85%
2003*	643	$7.37 to $7.55	4,811	-	0.95% to 1.90%	-10.23% to -10.09%
2002	418	$6.11 to $6.21	2,583	-	0.95% to 1.90%	-27.40% to -26.70%
2001	102	$8.42 to $8.48	865	(b)	0.95% to 1.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Real Estate
2004*	34	$11.81 to $11.83	397	(e)	0.75% to 1.25%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP SmallCap Opportunities - Class I
2004*	24	$6.42 to $11.04	156	-	0.75% to 1.25%	-5.87% to -5.51%
2003*	201	$6.14 to $6.21	1,250	-	0.75% to 1.25%	-10.00% to -9.97%
2002	12	$4.98 to $5.02	58	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities - Class S
2004*	730	$5.91 to $6.11	4,410	-	0.95% to 1.90%	-6.49% to -5.86%
2003*	524	$5.70 to $5.84	3,034	-	0.95% to 1.90%	-10.02% to -9.76%
2002	376	$4.66 to $4.73	1,772	-	0.95% to 1.90%	-44.82% to -44.28%
2001	151	$8.44 to $8.50	1,280	(b)	0.95% to 1.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Balanced
2004*	9,719	$9.40 to $26.21	$ 157,654	0.77%	0.75% to 1.90%	0.64% to 1.51%
2003*	12,369	$8.79 to $24.37	189,581	1.25	0.75% to 1.90%	-6.24% to -5.89%
2002	13,695	$8.35 to $23.08	197,825	2.41	0.45% to 1.90%	-8.22% to 109.99%
2001	15,239	$9.10 to $25.02	240,241	2.63	0.45% to 1.90%	-6.53% to -5.42%
2000	13,985	$9.73 to $26.63	244,144	(a)	(a)	(a)
Janus Aspen Flexible Income
2004*	853	$11.38 to $21.22	16,819	2.42	0.75% to 1.50%	1.84% to 2.41%
2003*	1,314	$11.10 to $20.64	25,441	2.44	0.75% to 1.50%	-0.39% to -0.20%
2002	1,538	$12.85 to $19.62	28,392	4.45	0.45% to 1.50%	8.83% to 9.98%
2001	1,415	$11.72 to $17.89	23,940	5.95	0.45% to 1.50%	-0.78% to 6.93%
2000	1,182	$10.97 to $16.73	18,730	(a)	(a)	(a)
Janus Aspen Growth
2004*	7,180	$5.34 to $19.26	83,081	0.02	0.75% to 1.90%	-6.48% to -5.58%
2003*	8,976	$5.07 to $18.19	99,410	-	0.75% to 1.90%	-11.39% to -11.21%
2002	10,142	$4.42 to $15.78	98,503	-	0.45% to 1.90%	-27.91% to -26.84%
2001	13,150	$6.13 to $21.78	176,779	0.26	0.45% to 2.25%	-26.17% to -25.27%
2000	14,324	$8.30 to $29.34	267,653	(a)	(a)	(a)
Janus Aspen Mid Cap Growth
2004*	6,954	$4.00 to $18.85	81,341	-	0.75% to 1.90%	3.09% to 4.20%
2003*	7,951	$3.51 to $16.32	82,859	-	0.75% to 1.90%	-9.84% to -9.41%
2002	8,940	$2.92 to $15.64	77,233	-	0.45% to 1.90%	-29.31% to -28.26%
2001	11,480	$4.14 to $21.80	141,806	-	0.45% to 1.90%	-40.61% to -39.88%
2000	12,172	$6.97 to $36.27	274,462	(a)	(a)	(a)
Janus Aspen Worldwide Growth
2004*	11,580	$5.41 to $20.87	149,178	0.48	0.75% to 1.90%	-6.56% to -5.76%
2003*	14,844	$5.15 to $19.78	185,128	0.82	0.75% to 1.90%	-11.30% to -11.05%
2002	17,171	$4.76 to $18.46	198,280	0.84	0.45% to 1.90%	-26.92% to -25.84%
2001	20,979	$6.51 to $24.89	331,396	0.44	0.45% to 2.25%	-23.92% to -22.98%
2000	21,842	$8.56 to $32.41	483,863	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Lord Abbett Growth and Income
2004*	526	$10.14 to $12.37	$ 5,454	-%	0.75% to 1.50%	0.40% to 0.97%
2003*	106	$9.10 to $10.87	982	-	0.75% to 1.50%	-10.90% to -10.70%
2002	54	$7.85 to $7.91	422	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Lord Abbett Mid-Cap Value
2004*	235	$11.06 to $13.29	2,656	-	0.75% to 1.50%	8.54% to 9.15%
2003*	178	$8.92 to $10.82	1,610	-	0.75% to 1.50%	-11.86% to -11.68%
2002	55	$8.38 to $9.87	474	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
MFS® Strategic Income
2004*	179	$13.38 to $13.55	2,397	5.16	1.25% to 1.40%	3.16% to 3.20%
2003*	204	$12.68 to $12.82	2,587	5.84	1.25% to 1.40%	-2.36% to -2.24%
2002	228	$11.92 to $12.04	2,720	2.91	1.25% to 1.40%	6.89% to 7.05%
2001	156	$11.15 to $11.25	1,742	3.89	0.85% to 1.40%	3.28% to 3.44%
2000	142	$10.80 to $10.87	1,537	(a)	(a)	(a)
MFS® Total Return
2004*	8,769	$11.50 to $18.54	124,783	1.64	0.95% to 1.90%	2.50% to 3.28%
2003*	7,547	$10.53 to $16.85	99,759	1.73	0.95% to 1.90%	-6.40% to -6.15%
2002	7,407	$9.83 to $15.67	91,725	1.74	0.95% to 1.90%	-6.97% to -6.07%
2001	7,002	$10.57 to $16.73	93,910	5.19	0.50% to 1.90%	-1.67% to -0.70%
2000	4,368	$10.75 to $16.90	63,398	(a)	(a)	(a)
Oppenheimer Aggressive Growth
2004*	3,141	$4.21 to $13.64	29,131	-	0.80% to 1.90%	4.99% to 5.73%
2003*	3,226	$3.85 to $12.39	26,739	-	0.95% to 1.90%	-4.30% to -3.93%
2002	3,447	$3.26 to $10.43	23,930	0.67	0.95% to 1.90%	-29.17% to -28.48%
2001	4,063	$4.60 to $14.62	40,449	15.39	0.50% to 2.25%	-32.58% to -31.92%
2000	3,454	$6.82 to $21.54	57,052	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Global Securities
2004*	2,071	$12.95 to $20.25	$ 37,650	1.27%	0.75% to 1.50%	1.32% to 1.90%
2003*	1,257	$10.92 to $17.12	19,665	0.70	0.75% to 1.50%	-14.30% to -14.13%
2002	1,174	$10.74 to $14.12	15,177	0.57	0.75% to 1.50%	-23.30% to -22.72%
2001	977	$14.01 to $18.36	16,403	12.79	0.75% to 1.50%	-13.36% to -12.70%
2000	881	$16.17 to $21.14	17,260	(a)	(a)	(a)
Oppenheimer Main Street®
2004*	5,819	$7.64 to $12.71	64,314	0.87	0.80% to 2.25%	-0.78% to -0.11%
2003*	5,664	$6.93 to $11.46	56,806	0.93	0.95% to 2.25%	-10.19% to -9.95%
2002	5,617	$6.20 to $10.19	48,801	0.77	0.95% to 2.25%	-20.34% to -19.57%
2001	6,141	$7.78 to $12.71	65,709	0.53	0.50% to 2.25%	-11.87% to -11.02%
2000	5,613	$8.83 to $14.33	67,652	(a)	(a)	(a)
Oppenheimer Strategic Bond
2004*	3,440	$12.59 to $14.82	49,211	5.08	0.75% to 2.25%	2.25% to 3.13%
2003*	2,920	$11.75 to $13.88	39,204	6.41	0.75% to 2.25%	-3.95% to -3.69%
2002	2,737	$10.76 to $12.38	32,735	7.25	0.75% to 2.25%	5.40% to 6.64%
2001	2,585	$10.21 to $11.67	28,892	6.16	0.50% to 2.25%	2.84% to 4.06%
2000	2,144	$9.93 to $11.27	23,335	(a)	(a)	(a)
PIMCO VIT Real Return
2004*	11	$10.56	113	(e)	0.75%	(e)
2003*	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Equity Income VCT
2004*	71	$10.18 to $12.28	743	1.81	0.75% to 1.50%	5.93% to 6.54%
2003*	25	$8.68 to $10.35	220	2.14	0.75% to 1.25%	-10.43% to -10.24%
2002	19	$7.99 to $8.05	153	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Fund VCT
2004*	1	$9.29 to $9.44	$ 10	-%	0.75% to 1.25%	0.87% to 1.29%
2003*	0	$8.22	0	-	1.25%	-10.75%
2002	-	$7.59	1	(c)	0.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Pioneer Mid Cap Value VCT
2004*	160	$12.81 to $14.37	2,097	0.42	0.75% to 1.50%	8.65% to 9.33%
2003*	30	$10.29 to $10.46	308	0.59	0.75% to 1.50%	-12.83% to -12.72%
2002	3	$8.73 to $8.80	30	(c)	0.75% to 1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Prudential Jennison
2004*	145	$7.38 to $7.63	1,096	-	0.95% to 1.90%	-2.77% to -2.05%
2003*	107	$6.88 to $7.05	751	-	0.95% to 1.90%	-9.50% to -9.32%
2002	71	$5.97 to $6.07	427	-	0.95% to 1.90%	-32.48% to -31.82%
2001	81	$8.84 to $8.90	724	-	0.95% to 1.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Prudential SP William Blair International Growth
2004*	590	$7.78 to $8.04	4,692	-	0.95% to 1.90%	0.52% to 1.26%
2003*	152	$6.83 to $6.99	1,050	-	0.95% to 1.90%	-11.96% to -11.76%
2002	37	$5.67 to $5.76	214	-	0.95% to 1.90%	-24.30% to -21.53%
2001	8	$ 7.49 to $7.52	59	-	0.95% to 1.90%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
UBS U.S. Allocation
2004*	1,232	$7.81 to $8.76	10,493	0.71	0.95% to 1.90%	0.90% to 1.74%
2003*	1,415	$6.95 to $7.72	10,669	0.84	0.95% to 1.90%	-10.37% to -10.15%
2002	1,454	$6.19 to $6.83	9,725	0.55	0.95% to 1.90%	-24.42% to -23.69%
2001	1,635	$8.20 to $8.94	14,334	7.95	0.50% to 1.90%	-14.22% to -13.38%
2000	1,218	$9.56 to $10.33	12,509	(a)	(a)	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT B

Notes to Financial Statements (Unaudited)

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Wanger U.S. Smaller Companies
	2004*	7	$10.16	$ 75	(e)%	0.75%	(e)
	2003*	(e)	(e)	(e)	(e)	(e)	(e)
	2002	(e)	(e)	(e)	(e)	(e)	(e)
	2001	(e)	(e)	(e)	(e)	(e)	(e)
	2000	(e)	(e)	(e)	(e)	(e)	(e)

*	Data for 2004 and 2003 is presented as of September 30. The Investment Income Ratio and Total Return are calculated for the preceeding nine month period.

(a)	Not provided for 2000.
(b)	As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2003*, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2004*

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

 ILIAC 3rd Quarter 2004 Financials

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

For the period ended September 30, 2004

INDEX

PAGE

1

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Income

(Unaudited)

(Millions)

	Three months ended September 30,		Nine months ended September 30,
	2004	2003	2004	2003
Revenue:
Premiums	$ 9.7	$ 9.1	$ 31.6	$ 42.3
Fee income	114.1	105.4	349.1	294.5
Net investment income	251.4	237.1	730.3	718.1
Net realized capital gains (losses)	3.8	(0.2)	19.7	33.2
Total revenue	379.0	351.4	1,130.7	1,088.1
Benefits, losses and expenses:
Benefits:
Interest credited and other benefits to policyholders	189.6	193.6	561.2	561.3
Underwriting, acquisition, and insurance expenses:
General expenses	101.7	100.9	308.7	308.5
Commissions	30.9	30.4	94.1	88.7
Policy acquisition costs deferred	(39.1)	(39.4)	(122.5)	(119.0)
Amortization of deferred policy acquisition
costs and value of business acquired	34.6	40.4	108.8	96.4
Total benefits, losses and expenses	317.7	325.9	950.3	935.9
Income before income taxes	61.3	25.5	180.4	152.2
Income tax (benefit) expense	(14.3)	0.6	23.1	41.1
Net income	$ 75.6	$ 24.9	$ 157.3	$ 111.1

The accompanying notes are an integral part of these financial statements.

2

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Balance Sheets

(Millions, except share data)

	September 30	December 31,
	2004	2003
	(Unaudited)
Assets
Investments:
Fixed maturities, available for sale, at fair value (amortized cost of
$15,886.4 at 2004 and $15,455.0 at 2003)	$ 16,412.2	$ 16,049.7
Equity securities, available for sale, at fair value:
Nonredeemable preferred stock (cost of $59.3 at 2004 and $34.1 at 2003)	59.7	34.4
Investment in affiliated mutual funds (cost of $89.7 at 2004
and $112.3 at 2003)	99.5	127.4
Common stock (cost of $0.1 at 2004 and 2003)	0.1	0.1
Mortgage loans on real estate	1,059.3	754.5
Policy loans	264.4	270.3
Short-term investments	268.1	1.0
Other investments	58.4	52.6
Securities pledged (amortized cost of $1,735.8 at 2004 and $1,624.4 at 2003)	1,753.8	1,644.8
Total investments	19,975.5	18,934.8

Cash and cash equivalents	169.3	57.8
Short-term investments under securities loan agreement	744.6	123.9
Accrued investment income	187.8	169.6
Reinsurance recoverable	3,009.8	2,953.2
Receivables for securities sold	144.8	-
Deferred policy acquisition costs	380.0	307.9
Sales inducements to contractholders	19.0	-
Value of business acquired	1,364.5	1,415.4
Property, plant and equipment (net of accumulated depreciation
of $82.4 at 2004 and $79.8 at 2003)	27.4	31.7
Due from affiliates	9.9	41.5
Other assets	3.8	174.5
Assets held in separate accounts	30,739.4	33,014.7
Total assets	$ 56,775.8	$ 57,225.0

The accompanying notes are an integral part of these financial statements.

3

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Balance Sheets

(Millions, except share data)

	September 30,	December 31,
	2004	2003
	(Unaudited)
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Future policy benefits and claims reserves	$ 3,229.1	$ 3,379.9
Unpaid claims and claim expenses	30.6	25.4
Other policyholders' funds	17,647.6	15,871.3
Total policy liabilities and accruals	20,907.3	19,276.6
Due to affiliates	42.1	92.4
Payables under securities loan agreement	744.6	123.9
Borrowed money	1,029.1	1,519.3
Current income taxes	39.8	85.6
Deferred income taxes	193.9	184.7
Payables for securities purchased	133.5	5.4
Other liabilities	184.6	276.5
Liabilities related to separate accounts	30,739.4	33,014.7
Total liabilities	54,014.3	54,579.1
Shareholder's equity
Common stock (100,000 shares authorized, 55,000 shares issued and
outstanding, $50.00 per share par value)	2.8	2.8
Additional paid-in capital	4,646.5	4,646.5
Accumulated other comprehensive income	67.2	106.8
Retained deficit	(1,955.0)	(2,110.2)
Total shareholder's equity	2,761.5	2,645.9
Total liabilities and shareholder's equity	$ 56,775.8	$ 57,225.0

The accompanying notes are an integral part of these financial statements.

4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Changes in Shareholder's Equity

(Unaudited)

(Millions)

	Nine months ended September 30,
	2004	2003
Shareholder's equity, beginning of period	$ 2,645.9	$ 2,262.8
Comprehensive income:
Net income	157.3	111.1
Other comprehensive (loss) income net of tax: Unrealized (loss) gain
on securities ($(60.9) and $16.8, pretax year to date)	(39.6)	10.9
Other	(2.1)	-
Total comprehensive income	115.6	122.0
Capital contributions	-	200.0
Shareholder's equity, end of period	$ 2,761.5	$ 2,584.8

The accompanying notes are an integral part of these financial statements.

5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Condensed Consolidated Statements of Cash Flows

(Unaudited)

(Millions)

	Nine months ended September 30,
	2004	2003
Net cash provided by operating activities	$ 430.5	$ 1,363.2
Cash flows from investing activities
Proceeds from the sale, maturity or repayment of:
Fixed maturities, available for sale	21,641.5	21,924.3
Equity securities, available for sale	43.1	92.3
Short-term and other investments	418.4	0.3
Mortgages	12.4	12.7
Acquisition of investments:
Fixed maturities, available for sale	(21,306.0)	(23,516.4)
Equity securities, available for sale	(41.6)	(23.3)
Short-term and other investments	(685.7)	-
Mortgages	(317.2)	(191.6)
Sale of property and equipment	13.4	(2.8)
Other, net	(13.6)	13.4
Net cash provided by (used for) investing activities	(235.3)	(1,691.1)
Cash flows from financing activities
Deposits for investment contracts and interest credited	1,033.4	444.2
Maturities and withdrawals from investment contracts	(1,309.1)	(247.1)
Capital contribution	-	200.0
Transfers from (to) separate accounts	192.0	(37.0)
Net cash (used for) provided by financing activities	(83.7)	360.1
Net increase in cash and cash equivalents	111.5	32.2
Cash and cash equivalents, beginning of period	57.8	65.4
Cash and cash equivalents, end of period	$ 169.3	$ 97.6

The accompanying notes are an integral part of these financial statements.

6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Condensed Consolidated Financial Statements (Unaudited)
  Basis of Presentation

  ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These condensed consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC, and, through February 28, 2002, Aetna Investment Adviser Holding Company, Inc. ("IA Holdco"). ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. However, on March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

  On February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco and its subsidiaries to HOLDCO, (former ILIAC parent company), resulting in a distribution totaling $60.1 million. As a result of this transaction, the Investment Management Services segment is no longer reflected as an operating segment of the Company.

  The condensed consolidated financial statements and notes as of September 30, 2004 and December 31, 2003 and for the three and nine-months ended September 30, 2004 and 2003 ("interim periods") have been prepared in accordance with U.S. generally accepted accounting principles and are unaudited. The condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals), which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position, results of operations and cash flows for the interim periods. These condensed consolidated financial statements and notes should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 2003 Annual Report on Form 10-K. The results of operations for the interim periods may not be considered indicative of results to be expected for the full year. Certain reclassifications have been made to 2003 financial information to conform to the 2004 presentation.

  The Company conducts its business through one reporting segment, U.S. Financial Services ("USFS"), and revenue reported by the Company is predominantly derived from external customers.

  7

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)
  Recently Adopted Accounting Standards

  Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

  The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements be consolidated with the respective revenue and expense lines in the Condensed Consolidated Statement of Operations. In addition, the SOP requires additional liabilities be established for certain guaranteed death and other benefits and for Universal Life products with certain patterns of cost of insurance charges, and that sales inducements provided to contractholders be recognized on the balance sheet separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs.

  The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to account for certain separate account arrangements as general account arrangements and to defer, amortize, and recognize separately, sales inducements to contractholders. Requirements to establish additional liabilities for minimum guarantee benefits are also applicable to the Company, however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the requirements newly established. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company.

  The adoption of SOP 03-1 did not have a significant effect on the Company's results of operations, and had no impact on the Company's net income.

  The implementation of SOP 03-1 raised questions regarding the interpretation of the requirements of Financial Accounting Standard ("FAS") No. 97, concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, 'Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 and has evaluated the impact of the guidance on whether the Company is required to establish an additional unearned revenue reserve on its existing and new business. The

  8

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)

  adoption of FSP FAS 97-1 did not have an impact on the Company's financial position, results of operations or cash flows.

  The Meaning of Other Than Temporary Impairment and its Application to Certain Investments

  In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1 ("EITF 03-1"), "The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is to be applied on a security-by-security basis as follows:

  Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

  Step 2: Evaluate whether an impairment is other than temporary.

  Step 3: If the impairment is other than temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

  On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other Than Temporary Impairment and Its Application to Certain Investments,'" which delayed EITF 03-1's original effective date of July 1, 2004 for the paragraphs of the guidance surrounding steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other than temporary impairments are still to be recognized as required by existing guidance.

  Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other than temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and included in the Investments footnote of the Notes to Consolidated Financial Statements included in the Company's December 31, 2003 Form 10-K. In addition to the disclosure requirements adopted by the Company effective December 31, 2003, the final consensus of EITF 03-1 reached in March 2004 included additional disclosure requirements that are effective for annual financial statements for fiscal years ending after June 15, 2004.

  New Accounting Pronouncements

  In September 2004, the AICPA issued Technical Practice Aid 6300.05-6300.08 "Q&As Related to the Implementation of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA"). The TPA provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance

  9

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)

  surrounding the allowed level of aggregation of additional liabilities determined under the SOP. The Company is currently evaluating the impact of the TPA and anticipates it will have no impact on the Company's financial position, results of operations or cash flows.

  Deferred Policy Acquisition Costs and Value of Business Acquired

  Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

  The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

  Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

  Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

  10

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)

  VOBA activity for the nine month periods ended September 30, 2004 and 2003 was as follows:

(Millions)	2004	2003
Balance at December 31	$ 1,415.4	$ 1,438.4
Adjustment for FAS No. 115	5.3	2.8
Additions	37.4	42.7
Interest accrued at 5% to 7%	69.4	71.8
Amortization	(163.0)	(156.6)
Balance at September 30	$ 1,364.5	$ 1,399.1

  Investments

  Impairments

  During the three months ended September 30, 2004, the Company determined that 26 fixed maturities had other than temporary impairments. As a result, for the three months ended September 30, 2004, the Company recognized a pre-tax loss of $5.6 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment. During the three months ended September 30, 2003, the Company determined that 5 fixed maturities had other than temporary impairments. As a result, for the three months ended September 30, 2003, the Company recognized a pre-tax loss of $8.5 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

  During the nine months ended September 30, 2004, the Company determined that 50 fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2004, the Company recognized a pre-tax loss of $11.4 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment. During the nine months ended September 30, 2003, the Company determined that 80 fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2003, the Company recognized a pre-tax loss of $74.7 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

  The fair value of the remaining impaired fixed maturities at September 30, 2004 and 2003 is $145.1 million and $156.8 million, respectively.

  11

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)
  Separate Accounts

  Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

  Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company, or in other selected mutual funds not managed by the Company.

  Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Condensed Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Condensed Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Condensed Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

  Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Condensed Consolidated Balance Sheets (those arrangements supporting the guaranteed interest option), and revenues and expenses related to such arrangements, were reclassified to the general account on January 1, 2004, in accordance with the SOP requirements.

  Additional Insurance Benefits and Minimum Guarantees

  Under SOP 03-1, the Company calculates an additional liability (the "SOP reserve") for certain guaranteed benefits in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

  12

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)

  The SOP reserve calculated is the minimum guaranteed death benefits ("MGDB") reserve and is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the MGDB SOP reserve at September 30, 2004:

Area	Assumptions/Basis for Assumptions
Data used	Based on 101 investment performance scenarios stratified based on
10,000 random generated scenarios
Mean investment performance	8.5%
Volatility	18.0%
Mortality	60.0%, 60.0%, 75.0% of the 90-95 ultimate mortality table for standard, rachet, and rollup, respectively
Lapse rates	Vary by contract type and duration; range between 1.0% and 40.0%
Discount rates	6.5%, based on the portfolio earned rate of the general account

  As of September 30, 2004, the separate account liability subject to SOP 03-1 for minimum guaranteed benefits and the additional liability recognized related to minimum guarantees is $4,361.5 million and $0.9 million, respectively. During the nine months ended September 30, 2004, incurred guaranteed benefits and paid guaranteed benefits were $0.3 million and $0.1 million, respectively. The net amount at risk (net of reinsurance) and the weighted average attained age of contractholders is $44.5 million and 67, respectively, as of September 30, 2004.

  The aggregate fair value of equity securities (including mutual funds), by major investment asset category, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of September 30, 2004 is $4,361.5 million.

  Sales Inducements

  Sales inducements represent benefits paid to contractholders that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the balance sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of other assets on the Condensed Consolidated Balance Sheets. Sales inducements are amortized as a component of benefit expense using methodology and assumptions consistent with those used for amortization of DAC. During the three months ended September 30, 2004, the Company capitalized $0.8 million and amortized $1.8 million of sales inducements, respectively. During the nine months ended September 30, 2004, the Company capitalized $2.1 million and amortized $5.1 million of sales inducements, respectively.

  13

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)

  The unamortized balance of capitalized sales inducements as of September 30, 2004 is $19.0 million.

  Benefit Plans

  Non-Qualified Retirement Plans

  As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. Benefit accruals under the SERPs ceased effective as of December 31, 2001.

  Net periodic benefit costs for the SERP and the Agents Non-Qualified Plan for the periods ended September 30, 2004 and 2003 were as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2004	2003	2004	2003
Interest cost	$ 1.4	$ 1.7	$ 4.4	$ 5.2
Net actuarial loss
recognized in the year	0.1	0.2	0.1	0.6
Unrecognized past service cost
recognized during the year	0.1	0.1	0.2	0.2
Net periodic benefit cost	$ 1.6	$ 2.0	$ 4.7	$ 6.0

  Contributions for the SERP and Agents' Non-Qualified Plan are expected to be $9.7 million during 2004.

  14

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)

  Post-Retirement Benefits

  In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

  Net periodic benefit costs for retired employees' and retired agents' post-retirement health care benefits for the periods ended September 30, 2004 and 2003 were as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2004	2003	2004	2003
Service cost	$ 0.3	$ 0.2	$ 0.9	$ 0.6
Interest cost	0.4	0.5	1.3	1.3
Net actuarial loss
recognized in the year	0.2	0.1	0.5	0.3
Unrecognized past service cost
recognized during the year	(0.5)	(0.1)	(0.7)	(0.3)
Net periodic benefit cost	$ 0.4	$ 0.7	$ 2.0	$ 1.9

  Contributions for retired employees' and retired agents' post-retirement health care benefits are expected to be $1.3 million during 2004.

  Changes in Assumptions

  Changes in the weighted-average assumptions used in the measurement of the benefit obligation for the Retirement Plan were as follows:

	2004	2003
Discount rate at beginning of period	6.25%	6.75%

  Change to Post Retirement Health and Welfare Plan

  On August 1, 2004, the Post Retirement Health and Welfare Plan (the "Plan") was amended to change the age and service required to qualify for benefits. The Plan now requires five years of continuous service beginning on or after age 50. Whereas previously service cost was attributed throughout the employee's career with the Company, it will now be attributed beginning at age 50. The change is accounted for as a negative plan amendment and curtailment. A remeasurement was performed as of

  15

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)

  August 1, 2004, using best estimate assumptions as of that date. The impact of the amendment and subsequent remeasurement was as follows:

Accumulated post retirement benefit obligation	$ 7.2
Unrecognized (gain) loss	(0.4)
Unrecognized past service cost	(6.9)
Net (liability) asset	$ (0.1)

Net periodic cost for the quarter	$ (0.3)
Net periodic cost year to date	$ (0.3)

  Effect of Recently Enacted Legislation

  On December 8, 2003, President Bush signed into law the Medicare Prescription Drug Improvement and Modernization Act of 2003 (the "Act"). The Act expands Medicare, primarily by including a prescription drug benefit starting in 2006. Employers currently sponsoring such prescription drug programs will have a range of options to potentially reduce program costs. In May 2004, the FASB issued Staff Position No. FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (FSP FAS 106-2), which superceded FSP FAS 106-1 and provides guidance on how companies should account for the impact of the Act on postretirement health care plans. To encourage employers to maintain postretirement drug benefits, beginning in 2006, the federal government will provide non-taxable subsidy payments to employers who sponsor retiree drug benefits that are "actuarially equivalent" to the Medicare Part D benefits. The Company has determined that its postretirement medical plan's prescription drug benefits are likely to qualify as actuarially equivalent to Part D benefits. The resulting subsidy, when received by the Company, will be passed through to the retirees in the form of lower contributions on the part of plan participants. The Company is currently in the process of amending the Plan to reflect the reduction of participant contributions, and therefore, the subsidy is not expected to have a significant impact on the Company's financial position or results of operations.

  Income Taxes

  The Company's effective tax rates for the three months ended September 30, 2004 and 2003 were (23.3)% and 2.4%, respectively. Effective tax rates for the nine months ended September 30, 2004 and 2003 were 12.8% and 27.0%, respectively. The decrease in effective rates for both the three and nine months ended September 30, 2004, is primarily due to the tax benefit associated with the settlement of the 1998-2000 IRS audit. The benefit, which relates primarily to the separate account dividends received deduction, reduced the three-month and nine month year over year effective rates by 53.8% and 18.3%, respectively.

  16

  ING Life Insurance and Annuity Company and Subsidiaries

  (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

  Notes to Condensed Consolidated Financial Statements (Unaudited)
  Commitments and Contingent Liabilities

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At September 30, 2004 and December 31, 2003, the Company had off-balance sheet commitments to purchase investments equal to the fair value of $225.9 million and $154.3 million, respectively.

Litigation

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

17

VARIABLE ANNUITY ACCOUNT B PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(1)(a)	Condensed Financial Information for period ended September 30, 2004 included in Part A
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account B:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2003
-	Statement of Operations for the year ended December 31, 2003
-	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Auditors
-	Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Balance Sheets as of December 31, 2003 and 2002
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
-	Notes to Consolidated Financial Statements
(2)(a)	Unaudited Financial Statements of Variable Annuity Account B Included in Part B
-	Unaudited Statements of Assets and Liabilities as of September 30, 2004
-	Unaudited Statements of Operations for the nine months ended September 30, 2004
-	Unaudited Statements of Changes in Net Assets for the nine months ended September 30, 2004 and 2003
-	Unaudited Notes to Financial Statements
Unaudited Financial Statements of ING Life Insurance and Annuity Company Included in Part B
-	Unaudited Condensed Consolidated Statements of Income for the three months ended September 30, 2004 and 2003, and for the nine months ended September 30, 2004 and 2003
-	Unaudited Condensed Consolidated Balance Sheets as of September 30, 2004 and December 31, 2003
-	Unaudited Condensed Consolidated Statements of Changes in Shareholder's Equity for the nine months ended September 30, 2004 and 2003
-	Unaudited Condensed Consolidated Statements of Cash Flows for the nine months ended September 30, 2004 and 2003
-	Notes to Unaudited Condensed Consolidated Financial Statements
(b)	Exhibits
(1)

Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

(2)	Not applicable
(3.1)	Broker-Dealer Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
(3.2)

Alternative Form of Wholesaling Agreement and Related Selling Agreement • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(3.3)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.4)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(4.1)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
(4.2)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.
(4.3)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
(4.4)

Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
(GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.

(4.5)

Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.

(4.6)	Variable Annuity Contract Certificate GTCC-HF • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.
(4.7)	Variable Annuity Contract Certificate GTCC-HD • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(4.8)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(4.9)	Variable Annuity Contract (ISE-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 33-75996), as filed on February 16, 2000.
(4.10)

Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.

(4.11)

Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.

(4.12)	Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
(4.13)

Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(4.14)

Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA and
I-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

(4.15)

Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO and ISE-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

(4.16)

Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and

G-CDA-HD • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.

(4.17)

Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.

(4.18)

Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.

(4.19)

Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.20)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
(4.21)

Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA,
G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD,
ISE-CDA-HO and Certificate GDCC-HO • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.

(4.22)

Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,

I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and GTCC-HD • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.23)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(5.1)

Variable Annuity Contract Application (300-GTD-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.

(5.2)

Variable Annuity Contract Application (710.00.141) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on August 21, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.2)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.3)

First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.4)

Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.5)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.6)

First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.7)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.8)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.9)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.10)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.11)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.12)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.13)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.14)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.15)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.16)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.17)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.18)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.19)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.20)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.21)

Participation Agreement dated May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February ___ , 2005.

(8.22)

Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. __ to Registration Statement on Form N-4 (File No. 333-01107), as filed on February __, 2005.

(8.23)

Fund Participation Agreement dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.24)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.25)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.26)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.27)

Eighth Amendment dated as of December 1, 1999 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.28)

Fund Participation Agreement dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distribution Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.29)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.30)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.3`)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.32)

Eighth Amendment dated December 1, 1999 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.33)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.34)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.35)

Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.36)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.37)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.38)

Administrative Service Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.39)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renaming effective May 2, 2003) ING Investors Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 33-23512), as filed on August 1, 2003.

(8.40)

Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(8.41)

Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.42)

Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.43)

Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.44)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.45)

Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 33-23512), as filed on August 1, 2003.

(8.46)

First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

(8.47)

Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

(8.48)

Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.49)

Fund Participation Agreement dated December 1, 1988 and amended on February 11, 1991 between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(8.50)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.51)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.52)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.53)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.54)

Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.55)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.56)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.57)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.58)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February __, 2005.

(8.59)

PIMCO Variable Insurance Trust Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February __, 2005.

(8.60)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.61)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.62)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.63)

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.64)

Amendment dated November 1, 2004 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(8.65)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.66)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.67)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.68)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated herein by reference to Registration Statement on Form N-4 for Separate Account N of Reliastar Life Insurance Company, as filed with the Securities and Exchange Commission on November 19, 2004 (File Nos. 333-120636, 811-09002).

(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director
Thomas Joseph McInerney[1]	Director and Chairman
Kathleen Ann Murphy[1]	Director
Catherine H. Smith	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Susan Collins[2]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Marie M. Augsberger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, California 92108	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Kevin L. Christensen[4]	Vice President
Andrew D. Chua[5]	Vice President
Elizabeth A. Clifford[3]	Vice President
Patricia Marie Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Terrence O. Davis[1]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Julie A. Foster[4]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
James Hennessy[6]	Vice President
Ronald Christian Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David A. Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Roger Ernest Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Peg O. Norris[3]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Michael Roland[6]	Vice President
Eric J. Steelman[3]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Stanley Vyner[7]	Vice President
Barry G. Ward[3]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Terry J. Boucher[2]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
John R. Dobo[5]	Vice President and Chief Actuary, ING Institutional Markets
Therese M. Squillacote[2]	Vice President and Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Dawn Peck[1]	Vice President, Assistant Treasurer
Ira Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[8]	Secretary
James M. Desrocher	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Krystal L. Ols[8]	Assistant Secretary
Loralee Ann Renelt[8]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina Steffer[8]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane Yell[9]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7	The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
As of December 31, 2004, there were 105,326 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Pamela Mulvey Barcia[2]	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$2,068,285.47
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2004.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of February, 2005.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
	By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
	By:	Brian Comer*

Brian Comer President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Brian Comer*	Director and President	)

Brian Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	February

Thomas J. McInerney		)	14, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)

Roger Fisher*	Chief Accounting Officer	)

Roger Fisher		)

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT B Exhibit Index
Exhibit No.	Exhibit

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm